FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Schedule of Investments, February 29, 2024 (unaudited)

K2 Alternative Strategies Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 28.1%
Aerospace & Defense 0.0%†
[a]Rocket Lab USA Inc.	United States	3,500	$16,047
[a]Satellogic Inc., 1/25/27, wts.	United States	2,058	232

			16,279

Airlines 0.0%†
[a]Jetblue Airways Corp.	United States	139	901

Automobile Components 0.1%
[a]The Goodyear Tire & Rubber Co.	United States	65,445	777,487

Automobiles 0.2%
[a]Fisker Inc.	United States	11,809	8,600
[a,b]Rivian Automotive Inc., A	United States	4,157	47,057
[a]Stellantis NV	United States	28,820	756,813
[a]Tesla Inc.	United States	3,457	697,899

			1,510,369

Biotechnology 3.6%
AbbVie Inc.	United States	18,883	3,324,352
[a]Alpine Immune Sciences Inc.	United States	24,699	869,899
[a,c]Ambrx Biopharma Inc.	United States	8,300	231,902
[a]Apellis Pharmaceuticals Inc.	United States	41,312	2,560,105
[a]Argenx SE, ADR	Netherlands	3,260	1,238,833
[a]Biohaven Ltd.	United States	13,192	635,063
[a]Celldex Therapeutics Inc.	United States	11,971	575,326
[a]Crinetics Pharmaceuticals Inc.	United States	48,369	1,980,227
[a]Exelixis Inc.	United States	20,720	453,768
[a]Ideaya Biosciences Inc.	United States	8,111	362,562
[a]Insmed Inc.	United States	15,248	422,675
[a]Karuna Therapeutics Inc.	United States	5,432	1,705,485
[a]Krystal Biotech Inc.	United States	9,635	1,536,493
[a]Kymera Therapeutics Inc.	United States	15,716	671,073
[a]Morphosys AG	Germany	7,543	532,782
[a,d]Neurocrine Biosciences Inc.	United States	6,713	875,375
[a]Regeneron Pharmaceuticals Inc.	United States	1,052	1,016,327
[a]Vaxcyte Inc.	United States	20,239	1,494,043
[a]Vera Therapeutics Inc., A	United States	2,362	111,203
[a],dVertex Pharmaceuticals Inc.	United States	5,379	2,263,160
[a]Xenon Pharmaceuticals Inc.	Canada	16,060	758,032

			23,618,685

Building Products 0.2%
[a]Johnson Controls International PLC	United States	24,561	1,455,730

Capital Markets 0.3%
Moody’s Corp.	United States	2,233	847,245
Morgan Stanley	United States	11,049	950,656
[a]Palmer Square Capital BDC Inc.	United States	4,263	69,316

			1,867,217

Chemicals 0.5%
[a,e]Covestro AG, 144A	Germany	13,873	755,077
The Sherwin-Williams Co.	United States	7,486	2,485,576

			3,240,653

Commercial Services & Supplies 0.5%
Cintas Corp.	United States	1,482	931,600
Republic Services Inc., A	United States	14,181	2,603,632

			3,535,232

Quarterly Consolidated Schedule of Investments | See Notes to the Consolidated Schedule of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Communications Equipment 0.0%†
[a,f]Riverbed Technology, Inc.	United States	1,499	$—

Construction & Engineering 1.3%
[a]Mastec Inc.	United States	59,610	4,498,171
dQuanta Services Inc.	United States	16,883	4,077,413

			8,575,584

Construction Materials 0.7%
[a]CRH PLC	United States	53,835	4,538,829

Consumer Finance 0.3%
[a]NeoGames S.A.	Israel	66,593	1,885,914
[a]Zip Co. Ltd.	Australia	22,618	14,185

			1,900,099

Diversified Financial Services 0.1%
[a]Berkshire Hathaway Inc., B	United States	2,303	942,848
[a]Bread Financial Holdings Inc.	United States	300	11,484
[a]Conx Corp., A, 10/30/27, wts.	United States	14,679	2,068
[a]DHC Acquisition Corp., A, 12/31/27, wts.	United States	241	24
[a,f]Landcadia Holdings IV Inc., A, 3/29/28, wts.	United States	1,171	—
[a]Nabors Energy Transition Corp. II, 9/05/28, wts.	United States	2,168	239
[a,f]Pegasus Acquisition Co. Europe BV, A	Netherlands	5,997	—
[a,f]Pershing Square Tontine Holdings Ltd., A	United States	42,829	—
[f]Pershing Square Tontine Holdings Ltd., A, Contingent Value, rts., 12/31/33	United States	10,707	—
[a]Southport Acquisition Corp., 5/24/28, wts.	United States	4,946	136
[a]Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	77
[a]Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	325
[a]Teract SA, 11/16/25, wts.	France	3,920	6

			957,207

Electric Utilities 2.8%
Constellation Energy Corp.	United States	32,477	5,470,751
[d]Edison International	United States	35,893	2,441,442
[a]Energy Harbor Corp.	United States	55,329	4,647,636
Eversource Energy	United States	12,074	708,744
[d]PG&E Corp.	United States	130,582	2,179,413
PPL Corp.	United States	110,937	2,925,409

			18,373,395

Electrical Equipment 1.8%
[a,d]Array Technologies Inc.	United States	103,718	1,414,714
[a]Bloom Energy Corp., A	United States	42,220	370,269
Eaton Corp. PLC	United States	2,094	605,166
[a,d]Enovix Corp.	United States	154,120	1,502,670
[a]Fluence Energy Inc., A	United States	48,034	734,440
[a]Nextracker Inc., A	United States	4,867	273,720
Rockwell Automation Inc.	United States	2,614	745,199
[a]Shoals Technologies Group Inc., A	United States	49,132	630,364
[c,d]Vertiv Holdings Co., A	United States	70,825	4,789,186
[a]Vestas Wind Systems AS	Denmark	24,864	692,911

			11,758,639

Electronic Equipment, Instruments & Components 0.2%
[a]Hollysys Automation Technologies Ltd.	China	59,219	1,517,191

Energy Equipment & Services 0.1%
[a]Nabors Industries Ltd.	United States	5,016	393,104

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Entertainment 0.2%
Endeavor Group Holdings Inc., A	United States	53,003	$1,274,722
TKO Group Holdings Inc., A	United States	2,650	221,885

			1,496,607

Equity Real Estate Investment Trusts (REITs) 0.1%
[d]VICI Properties Inc., A	United States	11,269	337,281

Food & Staples Retailing 0.6%
[d]Albertsons Cos. Inc., A	United States	84,428	1,712,200
[d]Costco Wholesale Corp.	United States	3,229	2,402,021

			4,114,221

Food Products 0.1%
Chocoladefabriken Lindt & Spruengli AG	Switzerland	37	452,790

Ground Transportation 0.2%
Canadian Pacific Kansas City Ltd.	Canada	16,443	1,397,819

Health Care Equipment & Supplies 2.5%
[a]Align Technology Inc.	United States	5,993	1,812,403
[a]Axonics Inc.	United States	7,738	525,720
Baxter International Inc.	United States	46,527	1,903,885
[d]Becton Dickinson & Co.	United States	9,999	2,355,264
[a,d]Boston Scientific Corp.	United States	15,087	998,910
The Cooper Cos. Inc.	United States	12,548	1,174,493
Dentsply Sirona Inc.	United States	32,014	1,046,218
[d]GE Healthcare Technologies Inc.	United States	16,329	1,490,511
[a]Hologic Inc.	United States	22,133	1,633,415
[a]Inmode Ltd.	United States	54,697	1,203,334
[a],dIntuitive Surgical Inc.	United States	4,406	1,698,954
[d]Stryker Corp.	United States	1,504	525,001

			16,368,108

Health Care Providers & Services 1.0%
[a,d]Amedisys Inc.	United States	11,479	1,067,777
[a]Centene Corp.	United States	14,214	1,114,804
The Cigna Group	United States	5,724	1,924,065
[a]Enhabit Inc.	United States	45,143	406,287
Humana Inc.	United States	5,256	1,841,282
[d]UnitedHealth Group Inc.	United States	934	461,022

			6,815,237

Hotels, Restaurants & Leisure 0.1%
[a]888 Holdings PLC	United Kingdom	24,173	26,394
[a]HomeToGo SE, 12/31/25, wts.	Luxembourg	716	8
Kindred Group PLC	Malta	26,946	319,442

			345,844

Independent Power & Renewable Electricity Producers 0.9%
The AES Corp.	United States	130,866	1,989,163
Clearway Energy Inc., C	United States	20,526	447,467
[a,d]Sunnova Energy International Inc.	United States	67,136	488,750
Vistra Corp.	United States	62,647	3,416,767

			6,342,147

Industrial Conglomerates 0.8%
General Electric Co.	United States	22,909	3,594,193
Hitachi Ltd.	Japan	19,359	1,640,105

			5,234,298

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Industrial REITs 0.1%
Intervest Offices & Warehouses NV	Belgium	20,113	$452,153

Insurance 0.5%
[a,d]American Equity Investment Life Holding Co.	United States	5,115	284,087
Arthur J Gallagher & Co.	United States	6,049	1,475,533
The Progressive Corp.	United States	4,718	894,344
W.R. Berkley Corp.	United States	10,488	876,797

			3,530,761

Interactive Media & Services 0.2%
[a]Adevinta ASA, B	France	154,291	1,647,312
[a]Snap Inc., A	United States	2,400	26,448

			1,673,760

IT Services 0.8%
[a]Core Scientific Inc., 1/19/27, wts.	United States	1,383	2,586
[a]Global Payments Inc.	United States	467	60,570
International Business Machines Corp.	United States	6,680	1,236,001
MasterCard Inc., A	United States	2,578	1,223,931
[a,e]Network International Holdings PLC, 144A	United Arab Emirates	578,548	2,797,054
[a,e]Nexi SpA, 144A	Italy	12,460	91,447
[a,c]Shift4 Payments Inc., A	United States	1,201	98,746

			5,510,335

Life Sciences Tools & Services 1.3%
[a]Avantor Inc.	United States	61,014	1,503,385
[a]Illumina Inc.	United States	6,284	878,692
Lonza Group AG	Switzerland	3,807	1,987,089
[a]Mettler-Toledo International Inc.	United States	1,691	2,109,049
[a]QIAGEN NV	United States	43,376	1,856,059

			8,334,274

Machinery 0.0%†
Deere & Co.	United States	106	38,695
[a]Desktop Metal Inc., A	United States	22,134	13,540

			52,235

Marine 0.1%
aEagle Bulk Shipping Inc.	United States	10,747	658,469

Media 0.3%
[a,d]Altice USA Inc., A	United States	31,718	94,202
[a]Ascential PLC	United Kingdom	84,900	320,369
[a]Clear Channel Outdoor Holdings Inc., A	United States	196,381	337,775
[a]Iheartmedia Inc., A	United States	25,061	69,419
[a,c,d]Liberty Media Corp.-Liberty SiriusXM	United States	51,019	1,478,531

			2,300,296

Metals & Mining 0.0%†
[c]United States Steel Corp.	United States	4,092	193,715

Mortgage Real Estate Investment Trusts (REITs) 0.0%†
[a,b]Arbor Realty Trust Inc.	United States	961	12,877

Oil, Gas & Consumable Fuels 1.0%
[a,f]Gazprom PJSC	Russia	615,160	—
[c]Golar LNG Ltd.	Bermuda	4,776	96,905
[c]Hess Corp.	United States	13,726	2,000,564
[d]New Fortress Energy Inc., A	United States	39,184	1,377,318
[d]Pioneer Natural Resources Co.	United States	13,005	3,058,646

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels (continued)
[d]Targa Resources Corp.	United States	4,567	$448,662

			6,982,095

Personal Products 0.3%
L’Oreal SA	France	4,037	1,928,352

Pharmaceuticals 1.1%
[d]AstraZeneca PLC, ADR	United Kingdom	26,154	1,678,041
Eli Lilly & Co.	United States	2,590	1,952,031
[d]Merck & Co. Inc.	United States	16,515	2,099,882
[d]Novo Nordisk AS, ADR	Denmark	15,484	1,854,519

			7,584,473

Professional Services 0.1%
Applus Services SA	Spain	44,255	545,271
[a]Falcon’s Beyond Global Inc., A, 3/16/26, wts.	United States	180	174

			545,445

Road & Rail 0.5%
[d]CSX Corp.	United States	28,784	1,092,065
[a]Uber Technologies Inc.	United States	24,867	1,976,926

			3,068,991

Semiconductors & Semiconductor Equipment 0.1%
[a]Enphase Energy Inc.	United States	2,760	350,548
[a]Sequans Communications SA, ADR	France	183,929	123,232

			473,780

Software 0.7%
[a]Alteryx Inc., A	United States	8,503	408,484
Altium Ltd.	Australia	24,597	1,039,173
[a]Five9 Inc.	United States	1	61
Infomedia Ltd.	Australia	930	967
Microsoft Corp.	United States	7,005	2,897,549

			4,346,234

Specialized REITs 0.4%
Digital Realty Trust Inc.	United States	10,001	1,468,247
Equinix Inc.	United States	1,722	1,530,548

			2,998,795

Specialty Retail 0.7%
[a]Autozone Inc.	United States	309	928,860
The Home Depot Inc.	United States	6,142	2,337,707
[d]Murphy USA Inc.	United States	2,106	878,223
Musti Group OYJ	Finland	8,218	232,096

			4,376,886

Textiles, Apparel & Luxury Goods 0.3%
[a,c]Capri Holdings Ltd.	United States	14,702	678,203
Hermes International	France	473	1,183,609

			1,861,812

Trading Companies & Distributors 0.4%
[d]Herc Holdings Inc.	United States	15,710	2,492,863

Total Common Stocks and Other Equity Interests (Cost $146,531,595)			186,319,554

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares		Value

Preferred Stocks 0.2%
Thrifts & Mortgage Finance 0.0%†
FHLMC, 8.375%, pfd., Z	United States	27,956		$97,008
FNMA, 8.25%, pfd., S	United States	26,716		96,979

				193,987

Trading Companies & Distributors 0.2%
Textainer Group Holdings Ltd.,
7.00%	Bermuda	22,121		549,928
B, 6.25%	Bermuda	37,707		933,625

				1,483,553

Total Preferred Stocks (Cost $1,684,763)				1,677,540

		Principal Amount*

Convertible Bonds 14.9%
Aerospace & Defense 0.2%
[d]Kaman Corp., senior note, 3.25%, 5/01/24	United States	1,219,000		1,214,490
[e]Rocket Lab USA Inc., senior note, 144A, 4.25%, 2/01/29	United States	60,000		67,800

				1,282,290

Airlines 0.3%
[e]Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	32,034	EUR	620,738
American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	12,000		14,130
[e]Cathay Pacific Finance III Ltd., senior note, Reg S, 2.75%, 2/05/26	Hong Kong	8,000,000	HKD	1,081,040
[e]GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	977,000		136,780

				1,852,688

Automobiles 0.0%†
[e]Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	951,000		64,668
Ford Motor Co., senior note, zero cpn., 3/15/26	United States	72,000		72,730

				137,398

Biotechnology 0.9%
Apellis Pharmaceuticals Inc., senior note, 3.50%, 9/15/26	United States	132,000		223,733
BioMarin Pharmaceutical Inc., senior sub. note, 0.599%, 8/01/24	United States	466,000		458,973
[e]Cerevel Therapeutics Holdings Inc., senior note, 144A, 2.50%, 8/15/27	United States	1,503,000		1,660,063
[d]Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	657,000		419,617
[d]Dynavax Technologies Corp., senior note, 2.50%, 5/15/26	United States	1,111,000		1,517,070
Halozyme Therapeutics Inc., senior note, 0.25%, 3/01/27	United States	59,000		52,021
[e]Immunocore Holdings PLC, senior note, 144A, 2.50%, 2/01/30	United Kingdom	12,000		12,492
Insmed Inc., senior note, 0.75%, 6/01/28	United States	240,000		261,600
Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	137,000		74,566
[e]Mirum Pharmaceuticals Inc., senior note, 144A, 4.00%, 5/01/29	United States	22,000		26,711
[e]Pharming Group NV, senior note, Reg S, 3.00%, 1/21/25	Netherlands	400,000	EUR	424,902
[d]Travere Therapeutics Inc., senior note, 2.25%, 3/01/29	United States	732,000		466,774

				5,598,522

Chemicals 0.1%
[e]Danimer Scientific Inc., senior note, 144A, 3.25%, 12/15/26	United States	189,000		20,979
Livent Corp., senior note, 4.125%, 7/15/25	United States	455,000		707,070
[e]Purecycle Technologies Inc., senior note, 144A, 7.25%, 8/15/30	United States	99,000		50,383

				778,432

Commercial Services & Supplies 0.0%†
[e]Global Payments Inc., senior note, 144A, 1.50%, 3/01/31	United States	24,000		24,420

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Commercial Services & Supplies (continued)
[e]Worldline SA, senior note, Reg S, zero cpn., 7/30/26	France	193,087	EUR	$187,920

				212,340

Communications Equipment 0.1%
Harmonic Inc., senior note, 2.00%, 9/01/24	United States	428,000		660,746

Construction & Engineering 0.0%†
[e]Granite Construction Inc., senior note, 144A, 3.75%, 5/15/28	United States	25,000		31,838

Consumer Finance 0.2%
EZCORP Inc., senior note,
2.875%, 7/01/24	United States	618,000		671,148
[e]144A, 3.75%, 12/15/29	United States	465,000		537,772
[e]SoFi Technologies Inc., senior note, 144A, zero cpn., 10/15/26	United States	297,000		251,708

				1,460,628

Consumer Non-Durables 0.2%
Encore Capital Group Inc., senior note,
3.25%, 10/01/25	United States	371,000		481,929
[e]144A, 4.00%, 3/15/29	United States	643,000		620,173

				1,102,102

Diversified Consumer Services 0.1%
Chegg Inc., senior note, 0.125%, 3/15/25	United States	491,000		458,103
[e]Nexi SpA, senior note, Reg S, 1.75%, 4/24/27	Italy	200,000	EUR	201,270

				659,373

Diversified Financial Services 0.2%
[e]Bread Financial Holdings Inc., senior note, 144A, 4.25%, 6/15/28	United States	399,000		474,784
Coinbase Global Inc., senior note, 0.50%, 6/01/26	United States	423,000		421,308
Wisdomtree Inc., senior note, 5.75%, 8/15/28	United States	148,000		163,022

				1,059,114

Diversified Telecommunication Services 0.2%
[d,e]Match Group Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	1,428,000		1,299,793
[e]Match Group Financeco 3 Inc., senior bond, 144A, 2.00%, 1/15/30	United States	119,000		102,103

				1,401,896

Electric Utilities 0.1%
[e]Duke Energy Corp., senior note, 144A, 4.125%, 4/15/26	United States	24,000		23,604
[e]Nextera Energy Capital Holdings Inc., senior note, 144A, 3.00%, 3/01/27	United States	137,000		138,027
[e]PG&E Corp., senior secured note, 144A, 4.25%, 12/01/27	United States	356,000		357,424

				519,055

Electrical Equipment 0.0%†
[d]Plug Power Inc., senior note, 3.75%, 6/01/25	United States	23,000		22,167

Electronic Equipment, Instruments & Components 0.0%†
[e]Advanced Energy Industries Inc., senior note, 144A, 2.50%, 9/15/28	United States	24,000		24,474
[e]Vishay Intertechnology Inc., senior note, 144A, 2.25%, 9/15/30	United States	59,000		54,988

				79,462

Energy Equipment & Services 0.2%
Transocean Inc., senior note, 4.625%, 9/30/29	United States	748,000		1,205,353

Entertainment 0.3%
Live Nation Entertainment Inc., senior note, 3.125%, 1/15/29	United States	120,000		137,246
[d]The Marcus Corp., senior note, 5.00%, 9/15/25	United States	473,000		691,999
Marriott Vacations Worldwide Corp., senior note, 3.25%, 12/15/27	United States	376,000		340,092

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Entertainment (continued)
Sea Ltd., senior note,
[d]2.375%, 12/01/25	Singapore	895,000		$890,525
0.25%, 9/15/26	Singapore	23,000		19,492

				2,079,354

Equity Real Estate Investment Trusts (REITs) 0.3%
Arbor Realty Trust Inc., senior note, 7.50%, 8/01/25	United States	864,000		855,991
[e]Federal Realty Op LP, senior note, 144A, 3.25%, 1/15/29	United States	47,000		45,708
[e]Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, 3.75%, 8/15/28	United States	180,000		199,350
[d]Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	962,000		864,745
[b]Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	300,000		264,183

				2,229,977

Financial Services 0.2%
Block Inc., senior note, 0.125%, 3/01/25	United States	1,320,000		1,317,116

Food & Staples Retailing 0.1%
[b]The Chefs’ Warehouse Inc., senior note, 2.375%, 12/15/28	United States	491,000		544,923

Health Care Equipment & Supplies 0.3%
CONMED Corp., senior note, 2.25%, 6/15/27	United States	530,000		483,176
Haemonetics Corp., senior note, zero cpn., 3/01/26	United States	24,000		21,258
Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	557,000		521,697
NuVasive Inc., senior note, 0.375%, 3/15/25	United States	421,000		397,214
[d]Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	720,000		779,863

				2,203,208

Health Care Providers & Services 0.2%
Inotiv Inc., senior note, 3.25%, 10/15/27	United States	553,000		246,085
NeoGenomics Inc., senior note, 1.25%, 5/01/25	United States	508,000		488,950
PetIQ Inc., senior note, 4.00%, 6/01/26	United States	539,000		532,358

				1,267,393

Health Care Technology 2.4%
[b]Bill Holdings Inc., senior note, zero cpn., 12/01/25	United States	1,380,000		1,264,770
Blackline Inc., senior note,
0.125%, 8/01/24	United States	338,000		338,439
zero cpn., 3/15/26	United States	888,000		794,760
Cerence Inc., senior note, 3.00%, 6/01/25	United States	121,000		117,612
Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	900,000		839,025
[b]Confluent Inc., senior note, zero cpn., 1/15/27	United States	24,000		20,755
Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	1,097,000		912,201
Evolent Health Inc., senior note, 1.50%, 10/15/25	United States	820,000		950,790
Five9 Inc., senior note, 0.50%, 6/01/25	United States	960,000		900,385
Glaukos Corp., senior note, 2.75%, 6/15/27	United States	720,000		1,214,280
Health Catalyst Inc., senior note, 2.50%, 4/15/25	United States	800,000		762,800
Hubspot Inc., senior note, 0.375%, 6/01/25	United States	859,000		1,895,383
Insulet Corp., senior note, 0.375%, 9/01/26	United States	413,000		414,859
Integra Lifesciences Holdings Corp., senior note, 0.50%, 8/15/25	United States	544,000		516,528
Lantheus Holdings Inc., senior note, 2.625%, 12/15/27	United States	144,000		164,196
Model N Inc., senior note, 2.625%, 6/01/25	United States	60,000		60,661
[d]MongoDB Inc., senior note, 0.25%, 1/15/26	United States	1,162,000		2,495,395
Omnicell Inc., senior note, 0.25%, 9/15/25	United States	64,000		59,480
[e]Opko Health Inc., senior note, 144A, 3.75%, 1/15/29	United States	348,000		337,562
[e]Repligen Corp., senior note, 144A, 1.00%, 12/15/28	United States	684,000		798,617
[d]Unity Software Inc., senior note, zero cpn., 11/15/26	United States	1,239,000		1,046,336

				15,904,834

Hotels, Restaurants & Leisure 0.5%
[e]Basic-Fit NV, BFIT, senior note, Reg S, 1.50%, 6/17/28	Netherlands	600,000	EUR	587,012
Carnival Corp., senior note, 5.75%, 10/01/24	United States	557,000		916,265

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp., senior note, zero cpn., 1/15/26	United States	864,000		$794,250
Penn Entertainment Inc., senior note, 2.75%, 5/15/26	United States	873,000		946,157

				3,243,684

Household Durables 0.2%
LCI Industries, senior note, 1.125%, 5/15/26	United States	1,103,000		1,089,213
[e]Winnebago Industries Inc., senior note, 144A, 3.25%, 1/15/30	United States	474,000		503,862

				1,593,075

Independent Power & Renewable Electricity Producers 0.1%
[d,e]Nextera Energy Partners LP, senior note, 144A,	United States	462,000		409,416
zero cpn., 11/15/25
2.50%, 6/15/26	United States	331,000		299,140

				708,556

Interactive Media & Services 0.2%
Snap Inc., senior note,
0.25%, 5/01/25	United States	284,000		274,770
0.75%, 8/01/26	United States	300,000		284,775
zero cpn., 5/01/27	United States	24,000		19,314
0.125%, 3/01/28	United States	815,000		615,325

				1,194,184

Internet & Direct Marketing Retail 1.4%
Airbnb Inc., senior note, zero cpn., 3/15/26	United States	204,000		187,060
[e]Cornwall Jersey Ltd., senior note, Reg S, 0.75%, 4/16/26	United Kingdom	500,000	GBP	394,469
[e]Delivery Hero SE, senior note, Reg S,
1.00%, 1/23/27	South Korea	500,000	EUR	437,772
3.25%, 2/21/30	South Korea	1,300,000	EUR	1,202,472
Etsy Inc., senior note, 0.125%, 10/01/26	United States	174,000		188,007
Expedia Group Inc., senior note, zero cpn., 2/15/26	United States	720,000		669,240
Fiverr International Ltd., senior note, zero cpn., 11/01/25	United States	951,000		853,522
[d]Fubotv Inc., senior note, 3.25%, 2/15/26	United States	21,000		14,085
[e]Just Eat Takeaway.com NV, senior note, Reg S, 1.25%, 4/30/26	United Kingdom	600,000	EUR	582,158
Lyft Inc., senior note,
1.50%, 5/15/25	United States	600,000		579,900
[e]144A, 0.625%, 3/01/29	United States	276,000		284,280
Okta Inc., senior note,
0.125%, 9/01/25	United States	123,000		118,981
0.375%, 6/15/26	United States	644,000		597,954
[e]Porch Group Inc., senior note, 144A, 0.75%, 9/15/26	United States	928,000		389,296
Q2 Holdings Inc., senior note,
0.125%, 11/15/25	United States	495,000		457,197
0.75%, 6/01/26	United States	977,000		917,032
The Realreal Inc., senior note, 1.00%, 3/01/28	United States	557,000		194,950
[d]Spotify USA Inc., senior note, zero cpn., 3/15/26	United States	720,000		651,960
[b,e]Uber Technologies Inc., 2028, senior note, 144A, 0.875%, 12/01/28	United States	60,000		75,510
Wix.Com Ltd., senior note, zero cpn., 8/15/25	Israel	621,000		571,630

				9,367,475

IT Services 0.7%
Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	564,000		525,014
Par Technology Corp., senior note, 2.875%, 4/15/26	United States	289,000		351,401
[e]Parsons Corp., senior note, 144A, 2.625%, 3/01/29	United States	24,000		25,572
[e]Rapid7 Inc., senior note, 144A, 1.25%, 3/15/29	United States	179,000		201,571
[e]Repay Holdings Corp., senior note, 144A, zero cpn., 2/01/26	United States	670,000		580,421
Shift4 Payments Inc., senior note,
0.50%, 8/01/27	United States	24,000		23,630

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
IT Services (continued)
Shift4 Payments Inc., senior note, (continued)
[d]zero cpn., 12/15/25	United States	1,210,000	$1,442,869
[d]Shopify Inc., senior note, 0.125%, 11/01/25	Canada	1,295,000	1,230,250
[e]Super Micro Computer Inc., senior note, 144A, zero cpn., 3/01/29	United States	181,000	184,935
[e]Western Digital Corp., senior note, 144A, 3.00%, 11/15/28	United States	145,000	191,762

			4,757,425

Leisure Products 0.5%
NCL Corp. Ltd., senior note,
6.00%, 5/15/24	United States	291,000	417,963
5.375%, 8/01/25	United States	605,000	765,970
[d]1.125%, 2/15/27	United States	420,000	390,972
2.50%, 2/15/27	United States	355,000	338,848
[d]Peloton Interactive Inc., senior note, zero cpn., 2/15/26	United States	1,069,000	865,841
[d]Topgolf Callaway Brands Corp., senior note, 2.75%, 5/01/26	United States	581,000	624,284

			3,403,878

Machinery 0.6%
Bloom Energy Corp., senior note,
2.50%, 8/15/25	United States	648,000	643,982
[e]144A, 3.00%, 6/01/28	United States	24,000	19,337
Chart Industries Inc., senior sub. note, 1.00%, 11/15/24	United States	741,000	1,812,451
[e]Desktop Metal Inc., senior note, 144A, 6.00%, 5/15/27	United States	464,000	272,147
The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	888,000	982,927
The Middleby Corp., senior note, 1.00%, 9/01/25	United States	181,000	227,155

			3,957,999

Media 0.6%
DISH Network Corp.,
[d]senior bond, 3.375%, 8/15/26	United States	767,000	457,324
senior note, zero cpn., 12/15/25	United States	732,000	533,994
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	425,000	179,562
senior note, 3.75%, 2/15/30	United States	1,267,000	532,140
[e]Liberty Media Corp., senior bond, 144A,
[d]2.75%, 12/01/49	United States	1,194,000	1,138,778
2.375%, 9/30/53	United States	720,000	795,240

			3,637,038

Metals & Mining 0.4%
[d]ATI Inc., senior note, 3.50%, 6/15/25	United States	434,000	1,385,111
Century Aluminum Co., senior note, 2.75%, 5/01/28	United States	303,000	248,736
[d,e]Ivanhoe Mines Ltd., senior note, 144A, 2.50%, 4/15/26	Canada	434,000	659,281
SSR Mining Inc., senior bond, 2.50%, 4/01/39	Canada	306,000	266,526

			2,559,654

Mortgage Real Estate Investment Trusts (REITs) 0.1%
[d]PennyMac Corp., senior note, 5.50%, 3/15/26	United States	448,000	423,360

Oil, Gas & Consumable Fuels 0.1%
Enphase Energy Inc., senior note, zero cpn.,
3/01/26	United States	480,000	442,320
3/01/28	United States	96,000	83,752
Green Plains Inc., senior note, 2.25%, 3/15/27	United States	412,000	405,463

			931,535

Personal Products 0.0%†
[e]The Beauty Health Co., senior note, 144A, 1.25%, 10/01/26	United States	36,000	28,386

Pharmaceuticals 0.4%
Collegium Pharmaceutical Inc., senior note, 2.875%, 2/15/29	United States	414,000	496,800

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Pharmaceuticals (continued)
[e]Dexcom Inc., senior note, 144A, 0.375%, 5/15/28	United States	24,000		$23,424
Innoviva Inc., senior note, 2.125%, 3/15/28	United States	866,000		752,033
Jazz Investments I Ltd., senior note, 1.50%, 8/15/24	United States	319,000		313,497
Mannkind Corp., senior note, 2.50%, 3/01/26	United States	116,000		125,127
Pacira Biosciences Inc., senior note, 0.75%, 8/01/25	United States	1,056,000		999,078

				2,709,959

Real Estate Management & Development 0.1%
[e]Opendoor Technologies Inc., senior note, 144A, 0.25%, 8/15/26	United States	131,000		101,069
Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 0.25%, 6/15/26	United States	70,000		55,566
Redfin Corp., senior note, 0.50%, 4/01/27	United States	232,000		133,624
[e]Storagevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	184,000	CAD	126,088

				416,347

Semiconductors & Semiconductor Equipment 0.3%
[e]ams-OSRAM AG, senior note, Reg S, 2.125%, 11/03/27	Austria	600,000	EUR	483,118
Maxeon Solar Technologies Ltd., senior note, 6.50%, 7/15/25	United States	655,000		432,627
SMART Global Holdings Inc., senior note, 2.00%, 2/01/29	United States	236,000		280,722
Veeco Instruments Inc., senior note,
3.50%, 1/15/25	United States	75,000		116,108
3.75%, 6/01/27	United States	198,000		520,621
[e]144A, 2.875%, 6/01/29	United States	12,000		17,022

				1,850,218

Software 1.5%
Alteryx Inc., senior note, 0.50%, 8/01/24	United States	233,000		230,816
Bentley Systems Inc., senior note, 0.375%, 7/01/27	United States	62,000		55,273
[e]CSG Systems International Inc., senior note, 144A, 3.875%, 9/15/28	United States	408,000		413,476
Datadog Inc., senior note, 0.125%, 6/15/25	United States	1,200,000		1,789,200
Dayforce Inc., senior note, 0.25%, 3/15/26	United States	180,000		165,420
Dropbox Inc., senior note, zero cpn., 3/01/26	United States	121,000		114,042
[e]Dye & Durham Ltd., senior note, 144A, 3.75%, 3/01/26	Canada	770,000	CAD	512,917
Envestnet Inc., senior note,
0.75%, 8/15/25	United States	624,000		588,744
2.625%, 12/01/27	United States	12,000		12,075
[e]Evolent Health Inc., senior note, 144A, 3.50%, 12/01/29	United States	84,000		98,658
[e]Five9 Inc., senior note, 144A, 1.00%, 3/15/29	United States	266,000		273,182
[d]Guidewire Software Inc., senior note, 1.25%, 3/15/25	United States	936,000		1,091,844
Jamf Holding Corp., senior note, 0.125%, 9/01/26	United States	85,000		75,714
Pegasystems Inc., senior note, 0.75%, 3/01/25	United States	1,289,000		1,244,529
[e]Progress Software Corp., senior note, 144A, 3.50%, 3/01/30	United States	120,000		122,460
Ringcentral Inc., senior note, zero cpn., 3/15/26	United States	370,000		332,537
Splunk Inc., senior note,
[d]1.125%, 9/15/25	United States	861,000		973,360
1.125%, 6/15/27	United States	727,000		720,094
Zscaler Inc., senior note, 0.125%, 7/01/25	United States	700,000		1,152,900

				9,967,241

Specialty Retail 0.2%
The Cheesecake Factory Inc., senior note, 0.375%, 6/15/26	United States	432,000		380,799
[d,e]Guess? Inc., senior note, 144A, 3.75%, 4/15/28	United States	777,000		912,930
National Vision Holdings Inc., senior note, 2.50%, 5/15/25	United States	254,000		268,478

				1,562,207

Technology Hardware, Storage & Peripherals 0.0%†
[e]Seagate HDD Cayman, senior note, 144A, 3.50%, 6/01/28	United States	137,000		172,327

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Transportation 0.0%†
[b,e]Air Transport Services Group Inc., senior note, 144A, 3.875%, 8/15/29	United States	174,000		$136,973

Transportation Infrastructure 0.4%
[d]Eagle Bulk Shipping Inc., senior note, 5.00%, 8/01/24	United States	1,311,000		2,547,273

Water Utilities 0.0%†
[e]American Water Capital Corp., senior note, 144A, 3.625%, 6/15/26	United States	120,000		117,000

Total Convertible Bonds (Cost $101,321,260)				98,896,003

Convertible Bonds in Reorganization 0.0%†
Chemicals 0.0%†
[g]Amyris Inc., senior note, 1.50%, 11/15/26	United States	1,108,000		40,220

Specialty Retail 0.0%†
[e,f,g]Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000		12,422

Total Convertible Bonds in Reorganization (Cost $1,764,667)				52,642

Corporate Bonds and Notes 6.3%
Aerospace & Defense 0.0%†
[d,e]Spirit Aerosystems Inc., senior secured note, 144A, 9.375%, 11/30/29	United States	102,000		110,426

Banks 0.6%
[e]Banco de Credito del Peru SA, senior note, 144A, 7.85%, 1/11/29	Peru	3,585,000	PEN	969,043
[e]Bank Gospodarstwa Krajowego, secured bond, Reg S, 5.375%, 5/22/33	Poland	700,000		693,620
Bank of Montreal, junior sub. bond, 7.70%, 5/26/84	Canada	454,000		454,000
[e]BBVA Bancomer SA, junior sub. bond, 144A, 8.45%, 6/29/38	Mexico	740,000		781,828
[e,h]Standard Chartered PLC, junior sub. note, 144A, 7.875%, Perpetual	United Kingdom	1,020,000		1,020,000

				3,918,491

Biotechnology 0.0%†
[e]Cidron Aida Finco Sarl, senior secured note, Reg S, 6.25%, 4/01/28	Luxembourg	234,000	GBP	285,788

Capital Markets 0.6%
[d,e]eG Global Finance PLC, senior secured note, 144A, 12.00%, 11/30/28	United Kingdom	3,157,000		3,336,949
[d,e]Oaktree Strategic Credit Fund, senior note, 144A, 8.40%, 11/14/28	United States	365,000		383,793

				3,720,742

Diversified Financial Services 0.3%
[d,e]Blue Owl Credit Income Corp., senior note, 144A, 6.65%, 3/15/31	United States	326,000		315,757
[e]Gaci First Investment Co., senior bond, Reg S, 5.125%, 2/14/53	Saudi Arabia	1,350,000		1,159,582
[d,e]HPS Corporate Lending Fund, senior note, 144A, 6.75%, 1/30/29	United States	434,000		429,945

				1,905,284

Diversified Telecommunication Services 0.0%†
[e,i]Ligado Networks LLC, senior secured note, 144A, PIK, 15.50%, 7/07/24	United States	1,339,350		243,614

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Electric Utilities 0.4%
[d]Edison International, junior sub. bond,
8.125%, 6/15/53	United States	1,088,000		$1,119,325
7.875%, 6/15/54	United States	1,540,000		1,573,792

				2,693,117

Equity Real Estate Investment Trusts (REITs) 0.2%
[e]ProLogis Targeted US Logistics Fund LP, senior bond, 144A, 5.50%, 4/01/34	United States	74,000		73,466
[d,e]Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, senior secured note, 144A, 10.50%, 2/15/28	United States	1,432,000		1,483,742

				1,557,208

Gas Utilities 0.0%†
[e]Eustream AS, senior note, Reg S, 1.625%, 6/25/27	Slovak Republic	126,000	EUR	117,027

Hotels, Restaurants & Leisure 0.1%
[d,e]Carnival Holdings Bermuda Ltd., senior note, 144A, 10.375%, 5/01/28	United States	389,000		424,642

Household Durables 0.2%
[d,e]K. Hovnanian Enterprises Inc., senior secured note, 144A,
8.00%, 9/30/28	United States	500,000		515,250
11.75%, 9/30/29	United States	975,000		1,077,131

				1,592,381

Internet & Direct Marketing Retail 0.3%
[e]Prosus NV, senior bond, Reg S, 2.778%, 1/19/34	China	785,000	EUR	673,153
[e]Rakuten Group Inc., senior note, 144A, 11.25%, 2/15/27	Japan	1,366,000		1,454,691

				2,127,844

Media 0.8%
[d,e]Advantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	1,147,000		1,068,574
[e]CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A, 5.375%, 6/01/29	United States	545,000		493,423
[d,e]Clear Channel Outdoor Holdings Inc., senior note, 144A,
7.75%, 4/15/28	United States	352,000		304,696
7.50%, 6/01/29	United States	302,000		250,225
[d,e]Clear Channel Worldwide Holdings Inc., senior secured note, 144A, 5.125%, 8/15/27	United States	545,000		510,197
[e]CSC Holdings LLC, 144A,
[d]senior bond, 5.50%, 4/15/27	United States	638,000		573,050
senior bond, 6.50%, 2/01/29	United States	44,000		38,399
[d]senior note, 11.75%, 1/31/29	United States	825,000		862,906
[e]DISH Network Corp., senior secured note, 144A, 11.75%, 11/15/27	United States	145,000		151,352
[d,e]Gannett Holdings LLC, senior secured note, 144A, 6.00%, 11/01/26	United States	168,000		151,975
[d,e]iHeartCommunications Inc., senior secured note, 144A,
5.25%, 8/15/27	United States	200,000		148,488
4.75%, 1/15/28	United States	956,000		689,305

				5,242,590

Metals & Mining 0.3%
[e]First Quantum Minerals Ltd., senior secured note, 144A, 9.375%, 3/01/29	Zambia	440,000		456,528
[e,i]Samarco Mineracao SA, senior note, 144A, PIK, 9.50%, 6/30/31	Brazil	899,021		826,524
[e]We Soda Investments Holding PLC, senior secured note, 144A, 9.50%, 10/06/28	Turkey	620,000		645,440

				1,928,492

Oil, Gas & Consumable Fuels 1.3%
[d,e]Civitas Resources Inc., senior note, 144A, 8.625%, 11/01/30	United States	323,000		345,898

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*			Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA,
senior bond, 8.375%, 1/19/36	Colombia	1,120,000			$1,125,180
senior note, 8.625%, 1/19/29	Colombia	1,687,000			1,789,274
[d]Energy Transfer LP, junior sub. bond, 8.00%, 5/15/54	United States	472,000			490,812
[d,e]Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	2,210,000			2,198,895
10.50%, 5/15/27	United States	843,000			864,509
Petroleum Geo-Services AS, senior note, 13.50%, 3/31/27	Norway	400,000			443,970
[e]YPF Sociedad Anonima,
senior note, Reg S, 8.50%, 3/23/25	Argentina	308,625			305,324
senior secured note, 144A, 9.50%, 1/17/31	Argentina	880,000			887,242

					8,451,104

Pharmaceuticals 0.2%
[d,e]Bausch Health Cos. Inc., senior secured note, 144A, 5.50%, 11/01/25	United States	1,299,000			1,210,090

Real Estate Management & Development 0.0%†
[e]SBB Treasury OYJ, E, senior note, Reg S, 1.125%, 11/26/29	Sweden	144,000		EUR	96,097

Software 0.1%
[e]Alteryx Inc., senior note, 144A, 8.75%, 3/15/28	United States	410,000			416,106

Specialty Retail 0.4%
[d,e,i]Carvana Co., senior secured note, 144A, PIK,
12.00%, 12/01/28	United States	426,078			410,098
13.00%, 6/01/30	United States	596,268			558,165
14.00%, 6/01/31	United States	462,507			450,559
[d,e]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	482,000			422,456
[e]Mitchells & Butlers Finance PLC, B2, senior secured bond, Reg S, 6.013%, 12/15/28	United Kingdom	441,064		GBP	532,367

					2,373,645

Telecommunications 0.4%
[e]Altice France SA, senior secured note, Reg S, 2.125%, 2/15/25	France	200,000		EUR	209,448
America Movil SAB de CV, senior note,
9.50%, 1/27/31	Mexico	23,010,000	[j]	MXN	1,318,290
10.30%, 1/30/34	Mexico	17,730,000	[j]	MXN	1,051,182

					2,578,920

Transportation 0.1%
[d]Canadian Pacific Railway Co., senior bond, 2.45%, 12/02/31	Canada	927,000			824,868

Total Corporate Bonds and Notes (Cost $40,613,538)					41,818,476

Corporate Bonds and Notes in Reorganization 0.1%
Metals & Mining 0.1%
[g]Samarco Mineracao SA, senior note, 5.75%, 10/24/23	Brazil	384,000			317,260

Real Estate Management & Development 0.0%†
[g]Kaisa Group Holdings Ltd.,
senior note, 11.95%, 10/22/22	China	399,000			11,471
[e]senior secured note, Reg S, 8.50%, 6/30/22	China	692,000			19,895
[e]senior secured note, Reg S, 11.25%, 4/16/25	China	1,092,000			31,395
[g]Zhenro Properties Group Ltd., senior note,
8.00%, 3/06/23	China	981,000			14,715

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes in Reorganization (continued)
Real Estate Management & Development (continued)
[g]Zhenro Properties Group Ltd., senior note, (continued)
[e,f]Reg S, 6.63%, 1/07/26	China	203,000	$3,490

			80,966

Total Corporate Bonds and Notes in Reorganization (Cost $1,110,141)			398,226

[k]Senior Floating Rate Interests 1.0%
Chemicals 0.0%†
[l]ICP Group, Bank Debt Term Loan, 4.50%, (1-Month USD LIBOR + 3.75%), 12/29/27	United States	58,322	48,568

Communications Equipment 0.2%
CommScope Holding Company Inc., Initial Term Loan, 8.691%, (1-Month SOFR + 3.36%), 4/06/26	United States	1,180,368	1,070,039
[i]Riverbed Technology Inc., Exit Term Loan, PIK, 9.848%, (1- Month SOFR + 4.50%), 7/01/28	United States	56,492	38,626

			1,108,665

Diversified Telecommunication Services 0.0%†
[f]Ligado Networks LLC, Bank Debt Term Loan, 17.50%, 7/07/24	United States	35,428	34,542

Energy - Alternate Sources 0.1%
Enviva Inc., Term Loan RC, 10.25%, (SOFR + 2.75%), 6/30/27	United States	430,997	413,757

Food & Staples Retailing 0.3%
[l]H-Food Holdings LLC,
Initial Term Loan, 9.292%, (1-Month SOFR + 3.95%), 5/23/25	United States	325,604	242,080
Incremental Term Loan B-3, 10.605%, (1-Month SOFR + 5.26%), 5/23/25	United States	16,904	12,615
Wm Morrison Supermarkets Ltd., Facility Term Loan B2, 10.805%, (5-Day SONIA + 5.61%), 11/04/27	United Kingdom	1,550,000	1,926,992

			2,181,687

Leisure Products 0.0%†
[l]Hercules Achievement Inc., Initial Term Loan, 10.441%, (1- Month SOFR + 5.00%), 12/15/26	United States	103,998	104,161

Media 0.0%†
[l]CSC Holdings LLC, Term Loan B, 9.818%, (1-Month USD LIBOR + 2.25%), 1/18/28	United States	208,310	203,102

Oil, Gas & Consumable Fuels 0.0%†
Euro Garage Ltd., Term Loan B-1, 9.477%, (3-Month EURIBOR + 4.00%), 2/07/28	Germany	1,033	1,106

Pharmaceuticals 0.1%
[l]Bausch Health Cos. Inc., Term Loan B, 10.671%, (1-Month SOFR + 5.25%), 2/01/27	United States	931,774	743,672

Software 0.2%
Polaris Newco LLC, First Lien Dollar Term Loan, 9.574%, (1- Month USD LIBOR + 4.00%), 6/02/28	United States	1,017,392	998,255

Specialty Retail 0.1%
Peloton Interactive Inc., Initial Term Loan, 12.477%, (1-Month SOFR + 6.50%), 5/25/27	United States	646,965	656,265

Total Senior Floating Rate Interests (Cost $6,272,692)			6,493,780

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities 6.1%
[e]Government of Angola, senior bond, Reg S,
8.75%, 4/14/32	Angola	975,000		$858,000
9.375%, 5/08/48	Angola	427,000		350,345
Government of Argentina, senior bond, 3.625%, 7/09/46	Argentina	3,043,000		1,191,959
[e]Government of Bahrain, senior bond, 144A, 7.50%, 2/12/36	Bahrain	490,000		498,061
Government of Brazil, senior bond, 6.125%, 3/15/34	Brazil	1,200,000		1,187,579
Government of Colombia, senior bond,
B, 7.00%, 6/30/32	Colombia	8,418,900,000	COP	1,813,875
B, 7.25%, 10/26/50	Colombia	5,848,300,000	COP	1,058,319
Government of Czech Republic, senior bond, 2.00%, 10/13/33	Czech Republic	36,990,000	CZK	1,355,608
[e]Government of Dominican Republic,
senior bond, 144A, 11.25%, 9/15/35	Dominican Republic	25,200,000	DOP	469,349
senior note, Reg S, 5.50%, 1/27/25	Dominican Republic	1,739,000		1,732,044
[e]Government of Egypt, Reg S,
senior bond, 5.625%, 4/16/30	Egypt	567,000	EUR	500,208
senior bond, 6.375%, 4/11/31	Egypt	1,606,000	EUR	1,431,590
senior bond, 7.30%, 9/30/33	Egypt	865,000		708,339
senior bond, 7.903%, 2/21/48	Egypt	506,000		381,160
senior bond, 7.50%, 2/16/61	Egypt	1,156,000		820,502
senior note, 5.75%, 5/29/24	Egypt	400,000		399,198
[e]Government of Germany, senior bond, Reg S,
zero cpn., 2/15/32	Germany	155,660	EUR	140,029
1.70%, 8/15/32	Germany	547,200	EUR	562,194
[e]Government of Ghana, senior bond, Reg S, 10.75%, 10/14/30	Ghana	2,358,000		1,481,956
Government of Indonesia, senior bond, 7.125%, 6/15/38	Indonesia	39,081,000,000	IDR	2,567,546
[d]Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000		343,021
[e]Government of Ivory Coast, 144A,
senior bond, 8.25%, 1/30/37	Ivory Coast	1,180,000		1,154,504
senior note, 7.625%, 1/30/33	Ivory Coast	350,000		339,364
[e]Government of Kenya, senior note, 144A, 9.75%, 2/16/31	Kenya	760,000		760,117
Government of Pakistan,
esenior bond, Reg S, 8.25%, 9/30/25	Pakistan	273,000		243,747
esenior bond, Reg S, 6.875%, 12/05/27	Pakistan	200,000		153,897
senior bond, 7.875%, 3/31/36	Pakistan	100,000		71,176
senior note, 8.25%, 4/15/24	Pakistan	742,000		737,363
esenior note, Reg S, 6.00%, 4/08/26	Pakistan	618,000		497,750
Government of Panama, senior bond,
8.00%, 3/01/38	Panama	500,000		512,457
7.875%, 3/01/57	Panama	460,000		453,093
[e]Government of Paraguay,
senior bond, Reg S, 5.00%, 4/15/26	Paraguay	512,000		506,411
senior bond, 144A, 6.00%, 2/09/36	Paraguay	350,000		351,400
senior note, 144A, 7.90%, 2/09/31	Paraguay	2,297,000,000	PYG	320,463
[e]Government of Peru, senior note, 144A, 7.30%, 8/12/33	Peru	5,176,000	PEN	1,418,445
Government of Romania,
senior bond, 4.25%, 4/28/36	Romania	9,555,000	RON	1,682,390
[e]senior note, Reg S, 6.625%, 9/27/29	Romania	1,773,000	EUR	2,052,646
[e]Government of Saudi Arabia, senior bond, 144A, 5.75%, 1/16/54	Saudi Arabia	660,000		639,907
Government of South Africa, senior bond, 8.50%, 1/31/37	South Africa	34,235,496	ZAR	1,371,740
[e]Government of Sri Lanka, senior bond, Reg S, 7.85%, 3/14/29	Sri Lanka	580,000		311,544
[e]Government of Tunisian Republic, senior bond, Reg S, 5.75%, 1/30/25	Tunisia	2,080,000		1,922,118
[a]Government of Turkey, senior note, zero cpn., 7/19/28	Turkey	2,774,546		127,588

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
Government of Uruguay, senior bond, 9.75%, 7/20/33	Uruguay	22,171,140	UYU	$592,985
[e]Government of Uzbekistan, senior note, Reg S, 7.85%, 10/12/28	Uzbekistan	955,000		1,000,152
[e]Istanbul Metropolitan Municipality, senior note, 144A, 10.50%, 12/06/28	Turkey	720,000		775,080
[e]Provincia de Buenos Aires, senior bond, Reg S, 6.375%, 9/01/37	Argentina	5,759,775		2,239,113

Total Foreign Government and Agency Securities (Cost $37,318,312)				40,086,332

Foreign Government and Agency Securities in
Reorganization 0.8%
[g]Government of Argentina, senior bond,
zero cpn., 12/15/35	Argentina	14,754,000		560,652
zero cpn., 12/15/35	Argentina	4,640,000	EUR	298,001
[e,g]Government of Ukraine, Reg S,
senior bond, 7.75%, 9/01/26	Ukraine	998,000		298,362
senior bond, 7.75%, 8/01/41	Ukraine	7,272,000		3,363,300
senior note, 8.994%, 2/01/26	Ukraine	440,000		141,900
[g]Government of Venezuela, senior bond, 9.25%, 9/15/27	Venezuela	1,035,000		196,857
[e,g]Government of Zambia, Reg S, senior bond,
5.375%, 9/20/22	Zambia	417,000		254,491
8.97%, 7/30/27	Zambia	302,000		204,196

Total Foreign Government and Agency Securities in Reorganization (Cost $3,892,666)				5,317,759

U.S. Government and Agency Securities 2.0%
U.S. Treasury Bond,
4.375%, 8/15/43	United States	1,136,000		1,112,570
3.625%, 5/15/53	United States	648,000		567,114
4.125%, 8/15/53	United States	1,934,400		1,852,490
4.75%, 11/15/53	United States	449,000		477,834
U.S. Treasury Note,
5.00%, 9/30/25	United States	218,000		218,720
4.625%, 9/15/26	United States	429,000		430,257
4.125%, 10/31/27	United States	809,000		802,490
4.00%, 1/31/29	United States	52,000		51,407
3.875%, 8/15/33	United States	1,403,100		1,361,555
4.50%, 11/15/33	United States	5,796,600		5,907,550
4.00%, 2/15/34	United States	517,000		506,943

Total U.S. Government and Agency Securities (Cost $12,891,701)				13,288,930

	Number of Contracts	Notional Amount#
Options Purchased 0.1%

Calls - Exchange-Traded 0.0%†
Anywhere Real Estate Inc., March Strike Price $7.50, Expires 3/15/24	6	3,762		30
Anywhere Real Estate Inc., March Strike Price $10.00, Expires 3/15/24	46	28,842		230
Arbor Realty Trust Inc., March Strike Price $14.00, Expires 3/04/24	24	32,160		72
Arcadium Lithium PLC, March Strike Price $5.00, Expires 3/15/24	72	39,528		4,032

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Calls - Exchange-Traded (continued)
Array Technologies Inc., March Strike Price $15.00, Expires 3/15/24	456	621,984	$13,680
The Beauty Health Co., May Strike Price $5.00, Expires 5/17/24	93	30,969	3,255
BILL Holdings Inc., March Strike Price $75.00, Expires 3/04/24	12	75,996	60
Bloom Energy Corp., March Strike Price $11.00, Expires 3/15/24	24	21,048	144
Bread Financial Holdings Inc., March Strike Price $35.00, Expires 3/15/24	1	3,828	335
Capri Holdings Ltd., October Strike Price $55.00, Expires 10/18/24	98	452,074	11,760
Catalent Inc., March Strike Price $65.00, Expires 3/15/24	68	389,912	680
Danimer Scientific Inc., May Strike Price $1.50, Expires 5/17/24	58	7,772	1,160
Datadog Inc., March Strike Price $135.00, Expires 3/08/24	6	78,876	1,200
Golar LNG Ltd., January Strike Price $25.00, Expires 1/17/25	55	111,595	5,500
Maxeon Solar Technologies Ltd., March Strike Price $7.50, Expires 3/15/24	50	20,050	250
MongoDB Inc., March Strike Price $462.50, Expires 3/04/24	5	223,790	600
Penn Entertainment Inc., March Strike Price $22.50, Expires 3/15/24	24	43,920	120
Plug Power Inc., March Strike Price $5.00, Expires 3/08/24	24	8,472	312
Plug Power Inc., March Strike Price $5.50, Expires 3/15/24	84	29,652	1,092
Qurate Retail Inc., March Strike Price $1.50, Expires 3/15/24	60	8,460	780
Revance Therapeutics Inc., April Strike Price $12.50, Expires 4/19/24	7	4,998	70
Shift4 Payments Inc., July Strike Price $90.00, Expires 7/19/24	34	279,548	37,400
Snap Inc., March Strike Price $12.00, Expires 3/08/24	24	26,448	120
Snap Inc., March Strike Price $12.50, Expires 3/08/24	24	26,448	72
Travere Therapeutics Inc., March Strike Price $10.00, Expires 3/15/24	7	5,292	70
Travere Therapeutics Inc., March Strike Price $12.50, Expires 3/15/24	5	3,780	35
United States Steel Corp., January Strike Price $57.50, Expires 1/17/25	188	889,992	1,974

			85,033

Calls - Over-the-Counter 0.0%†
Carvana Co., Counterparty CITI, March Strike Price $60.00, Expires 3/04/24	122	926,346	194,422

Puts - Exchange-Traded 0.1%
Capri Holdings Ltd., June Strike Price $45.00, Expires 6/21/24	150	691,950	61,500
Capri Holdings Ltd., June Strike Price $47.50, Expires 6/21/24	59	272,167	25,370
Enhabit Inc., March Strike Price $10.00, Expires 3/15/24	287	258,300	33,723
Hess Corp., June Strike Price $95.00, Expires 6/21/24	30	437,250	3,150
Hess Corp., June Strike Price $100.00, Expires 6/21/24	35	510,125	4,375
Hollysys Automation Technologies Ltd., April Strike Price $17.50, Expires 4/19/24	138	353,556	1,380
Hollysys Automation Technologies Ltd., April Strike Price $20.00, Expires 4/19/24	484	1,240,008	9,680
Inotiv Inc., July Strike Price $5.00, Expires 7/19/24	18	13,410	1,575
Liberty Media Corp.-Liberty SiriusXM, June Strike Price $24.00, Expires 6/21/24	320	927,360	12,800
Lincoln National Corp., January Strike Price $17.50, Expires 1/17/25	256	705,024	20,480
Maxeon Solar Technologies Ltd., June Strike Price $3.00, Expires 6/21/24	64	25,664	3,520
MorphoSys AG, July Strike Price $15.00, Expires 7/19/24	137	241,120	7,877

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Puts - Exchange-Traded (continued)
New York Community Bancorp Inc., March Strike Price $2.00, Expires 3/04/24	73	34,967	$146
New York Community Bancorp Inc., March Strike Price $2.00, Expires 3/15/24	146	69,934	292
New York Community Bancorp Inc., March Strike Price $3.00, Expires 3/15/24	111	53,169	333
New York Community Bancorp Inc., April Strike Price $2.00, Expires 4/19/24	46	22,034	345
Norwegian Cruise Line Holdings Ltd., March Strike Price $18.00, Expires 3/08/24	48	93,072	432
Pegasystems Inc., March Strike Price $60.00, Expires 3/15/24	12	78,048	756
Redfin Corp., March Strike Price $6.00, Expires 3/04/24	17	12,079	34
Redfin Corp., March Strike Price $6.50, Expires 3/04/24	7	4,974	35
Sirius XM Holdings Inc., September Strike Price $5.00, Expires 9/20/24	1,597	705,874	273,087
SPDR S&P 500 ETF Trust, March Strike Price $478.00, Expires 3/01/24	175	8,891,400	350
SPDR S&P 500 ETF Trust, March Strike Price $485.00, Expires 3/01/24	117	5,944,536	117
Spirit Airlines Inc., September Strike Price $5.00, Expires 9/20/24	120	77,400	15,360
United Rentals Inc., March Strike Price $480.00, Expires 3/15/24	39	2,703,753	390
United States Steel Corp., June Strike Price $46.00, Expires 6/21/24	188	889,992	27,824
Valley National BanCorp., March Strike Price $6.00, Expires 3/15/24	220	180,180	1,320
Vizio Holding Corp., April Strike Price $11.00, Expires 4/19/24	3	3,303	60

			506,311

Puts - Over-the-Counter 0.0%†
CDX.NA.HY.41, Counterparty BOFA, March Strike Price $101.00, Expires 3/20/24	12,100,000	12,860,945	2,038
CDX.NA.HY.41, Counterparty MSCS, April Strike Price $99.00, Expires 4/17/24	7,450,000	7,918,516	3,121

			5,159

Total Options Purchased (Cost $987,047)			790,925

Total Investments before Short Term Investments (Cost $354,388,382)			395,140,167

	Country	Shares

Short Term Investments 30.0%

Money Market Funds 29.4%
[m,n]Dreyfus Government Cash Management, Institutional, 5.21%	United States	141,556,276	141,556,276
[m]Fidelity Investments Money Market Government Portfolio, Institutional, 5.21%	United States	53,310,270	53,310,270

Total Money Market Funds (Cost $194,866,546)			194,866,546

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value
Short Term Investments (continued)

Investments from Cash Collateral Received for Loaned Securities (Cost $1,050,000) 0.2%
Money Market Funds 0.2%
[m,o]Institutional Fiduciary Trust Money Market Portfolio, 4.93%	United States	1,050,000	$1,050,000

		Principal Amount*
U.S. Government and Agency Securities (Cost $2,994,273) 0.5%
[p]U.S. Treasury Bill, 3/14/24	United States	3,000,000	2,994,292

Total Investments (Cost $553,299,201) 89.7%			594,051,005
Options Written (0.1)%			(555,645)
Securities Sold Short (20.0)%			(132,688,161)
Other Assets, less Liabilities 30.4%			201,629,890

Net Assets 100.0%			$662,437,089

	Number of Contracts	Notional Amount#

Options Written (0.1)%

Calls - Exchange-Traded (0.1)%
Ambrx Biopharma Inc., April Strike Price $30.00, Expires 4/19/24	83	231,902	(166)
Capri Holdings Ltd., October Strike Price $57.50, Expires 10/18/24	98	452,074	(2,450)
Golar LNG Ltd., January Strike Price $30.00, Expires 1/17/25	55	111,595	(2,145)
Hess Corp., June Strike Price $180.00, Expires 6/21/24	65	947,375	(6,825)
Liberty Media Corp.-Liberty SiriusXM, June Strike Price $26.00, Expires 6/21/24	320	927,360	(134,400)
Shift4 Payments Inc., July Strike Price $100.00, Expires 7/19/24	34	279,548	(13,600)
United States Steel Corp., January Strike Price $52.50, Expires 1/17/25	188	889,992	(31,020)
Vertiv Holdings Co., July Strike Price $50.00, Expires 7/19/24	136	919,632	(284,920)

			(475,526)

Puts - Exchange-Traded (0.0)%†
Capri Holdings Ltd., June Strike Price $40.00, Expires 6/21/24	59	272,167	(9,440)
Capri Holdings Ltd., August Strike Price $37.50, Expires 8/16/24	40	184,520	—
Capri Holdings Ltd., August Strike Price $40.00, Expires 8/16/24	43	198,359	(7,310)
Golar LNG Ltd., April Strike Price $20.00, Expires 4/19/24	55	111,595	(4,400)
Sirius XM Holdings Inc., September Strike Price $3.00, Expires 9/20/24	1,597	705,874	(55,895)
SPDR S&P 500 ETF Trust, March Strike Price $450.00, Expires 3/04/24	175	8,891,400	(175)
United States Steel Corp., July Strike Price $25.00, Expires 7/19/24	223	1,055,682	(2,899)

			(80,119)

Puts - Over-the-Counter (0.0)%†
Carvana Co., Counterparty CITI, March Strike Price $60.00, Expires 3/04/24	34	258,162	—

Total Options Written (Premiums Received $383,848)			(555,645)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (20.0)%

Exchange Traded Funds (6.5)%
ARK Innovation ETF	United States	9,006	$(461,558)
Health Care Select Sector SPDR Fund	United States	59,665	(8,640,685)
Industrial Select Sector SPDR Fund	United States	4,531	(548,251)
iShares iBoxx High Yield Corporate Bond ETF	United States	12,349	(954,948)
iShares PHLX Semiconductor ETF	United States	1,447	(943,574)
iShares Russell 1000 ETF	United States	21,199	(5,930,844)
iShares U.S. Healthcare Providers ETF	United States	21,110	(5,590,673)
iShares U.S. Medical Devices ETF	United States	81,525	(4,634,696)
iShares U.S. Pharmaceuticals ETF	United States	21,565	(4,390,850)
SPDR S&P Biotech ETF	United States	96,748	(9,521,938)
Utilities Select Sector SPDR Fund	United States	25,097	(1,558,524)

Total Exchange Traded Funds (Proceeds $40,977,284)			(43,176,541)

Common Stocks (8.3)%
Aerospace & Defense (0.0)%†
Parsons Corp.	United States	181	(14,590)
Rocket Lab USA Inc.	United States	12,704	(58,248)

			(72,838)

Air Freight & Logistics (0.0)%†
Air Transport Services Group Inc.	United States	2,426	(29,282)

Airlines (0.1)%
American Airlines Group Inc.	United States	408	(6,397)
Cathay Pacific Airways Ltd.	Hong Kong	592,000	(640,900)
Spirit Airlines Inc.	United States	37,730	(243,359)

			(890,656)

Automobile Components (0.1)%
Aptiv PLC	United States	2,537	(201,666)
LCI Industries	United States	3,390	(427,072)
Mobileye Global Inc., A	Israel	6,918	(176,201)
Quantumscape Corp., A	United States	12,402	(77,761)

			(882,700)

Automobiles (0.2)%
Fisker Inc.	United States	37,324	(27,179)
Ford Motor Co.	United States	2,425	(30,167)
Mercedes-Benz Group AG	Germany	6,376	(508,071)
Rivian Automotive Inc., A	United States	37,668	(426,402)
Winnebago Industries Inc.	United States	3,561	(255,431)

			(1,247,250)

Biotechnology (0.4)%
Apellis Pharmaceuticals Inc.	United States	2,909	(180,271)
Cerevel Therapeutics Holdings Inc.	United States	17,491	(717,131)
Coherus Biosciences Inc.	United States	19,394	(44,218)
Dynavax Technologies Corp.	United States	85,748	(1,086,427)
Halozyme Therapeutics Inc.	United States	229	(9,117)
Immunocore Holdings PLC, ADR	United Kingdom	91	(6,117)
Insmed Inc.	United States	5,849	(162,134)
Karyopharm Therapeutics Inc.	United States	6,913	(8,019)
Mannkind Corp.	United States	12,832	(52,740)
Mirum Pharmaceuticals Inc.	United States	558	(16,020)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Biotechnology (continued)
OPKO Health Inc.	United States	218,868	$(218,868)
Pharming Group NV	Netherlands	11,221	(12,525)
Travere Therapeutics Inc.	United States	16,065	(121,451)

			(2,635,038)

Building Products (0.0)%†
Carrier Global Corp.	United States	4,402	(244,663)

Capital Markets (0.2)%
Ares Capital Corp.	United States	25,193	(509,655)
Blue Owl Capital Corp.	United States	19,138	(288,601)
Coinbase Global Inc., A	United States	554	(112,772)
Oaktree Specialty Lending Corp.	United States	11,473	(228,886)
Wisdomtree Inc.	United States	10,526	(84,840)

			(1,224,754)

Chemicals (0.3)%
Albemarle Corp.	United States	4,762	(656,442)
Arcadium Lithium PLC	United Kingdom	110,937	(609,044)
Danimer Scientific Inc.	United States	17,596	(23,578)
Purecycle Technologies Inc.	United States	6,681	(38,683)
The Sherwin-Williams Co.	United States	2,365	(785,251)

			(2,112,998)

Communications Equipment (0.1)%
Harmonic Inc.	United States	38,571	(506,437)

Construction & Engineering (0.0)%†
Granite Construction Inc.	United States	425	(21,900)

Construction Materials (0.3)%
Martin Marietta Materials Inc.	United States	2,754	(1,591,013)

Consumer Finance (0.3)%
Encore Capital Group Inc.	United States	14,818	(711,264)
EZCORP Inc., A	United States	79,431	(833,231)
SoFi Technologies Inc.	United States	5,669	(50,908)
Zip Co. Ltd.	Australia	22,618	(14,185)

			(1,609,588)

Diversified Financial Services (0.1)%
Bread Financial Holdings Inc.	United States	8,891	(340,348)

Electric Utilities (0.0)%†
Duke Energy Corp.	United States	34	(3,122)
PG&E Corp.	United States	2,597	(43,344)

			(46,466)

Electrical Equipment (0.0)%†
Bloom Energy Corp., A	United States	12,508	(109,695)
Plug Power Inc.	United States	32,173	(113,571)

			(223,266)

Electronic Equipment, Instruments & Components (0.0)%†
Advanced Energy Industries Inc.	United States	106	(10,727)
PAR Technology Corp.	United States	4,694	(205,691)
Vishay Intertechnology Inc.	United States	1,136	(24,708)

			(241,126)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Energy Equipment & Services (0.1)%
Transocean Ltd.	United States	188,077	$(882,081)

Entertainment (0.2)%
Live Nation Entertainment Inc.	United States	5,783	(560,835)
The Marcus Corp.	United States	42,067	(617,123)
Sea Ltd., ADR	Singapore	3,584	(173,896)
Spotify Technology SA	United States	214	(54,872)

			(1,406,726)

Equity Real Estate Investment Trusts (REITs) (0.1)%
Pebblebrook Hotel Trust	United States	18,136	(287,274)
Summit Hotel Properties Inc.	United States	8,874	(56,971)

			(344,245)

Financial Services (0.0)%†
Block Inc., A	United States	2,918	(231,893)

Food & Staples Retailing (0.1)%
The Chefs’ Warehouse Inc.	United States	8,086	(307,349)

Ground Transportation (0.0)%†
Lyft Inc., A	United States	10,804	(171,568)

Health Care Equipment & Supplies (0.3)%
CONMED Corp.	United States	1,252	(100,561)
DexCom Inc.	United States	79	(9,090)
Glaukos Corp.	United States	11,507	(1,019,405)
Haemonetics Corp.	United States	6	(438)
Insulet Corp.	United States	972	(159,408)
Integra Lifesciences Holdings Corp.	United States	682	(25,173)
Lantheus Holdings Inc.	United States	1,156	(75,579)
Varex Imaging Corp.	United States	16,251	(279,517)

			(1,669,171)

Health Care Providers & Services (0.0)%†
NeoGenomics Inc.	United States	2,241	(34,960)
PetIQ Inc., A	United States	8,124	(147,938)

			(182,898)

Health Care Technology (0.1)%
Evolent Health Inc., A	United States	18,210	(617,501)
Health Catalyst Inc.	United States	2,262	(18,820)

			(636,321)

Hotels, Restaurants & Leisure (0.4)%
Airbnb Inc., A	United States	116	(18,267)
eBasic-Fit NV, 144A	Netherlands	3,034	(81,836)
Carnival Corp.	United States	52,770	(836,932)
The Cheesecake Factory Inc.	United States	1,069	(37,821)
Marriott Vacations Worldwide Corp.	United States	2,056	(191,599)
Norwegian Cruise Line Holdings Ltd.	United States	54,620	(1,059,082)
Penn National Gaming Inc.	United States	21,740	(397,842)

			(2,623,379)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Household Durables (0.0)%†
iRobot Corp.	United States	13,978	$(159,489)

Interactive Media & Services (0.0)%†
Match Group Inc.	United States	3,502	(126,212)
Snap Inc., A	United States	13,517	(148,957)

			(275,169)

Internet & Direct Marketing Retail (0.0)%†
Etsy Inc.	United States	1,226	(87,892)
Expedia Group Inc.	United States	541	(74,020)
Qurate Retail Inc., A	United States	3,000	(4,230)

			(166,142)

IT Services (0.6)%
Cloudflare Inc., A	United States	1,748	(172,248)
CSG Systems International Inc.	United States	3,147	(171,700)
Digitalocean Holdings Inc.	United States	550	(20,856)
Global Payments Inc.	United States	557	(72,243)
MongoDB Inc., A	United States	5,196	(2,325,626)
Okta Inc., A	United States	504	(54,079)
Repay Holdings Corp., A	United States	3,546	(30,815)
Shift4 Payments Inc., A	United States	8,660	(712,025)
Shopify Inc., A	Canada	2,141	(163,508)

			(3,723,100)

Leisure Products (0.1)%
Topgolf Callaway Brands Corp.	United States	19,846	(282,607)

Life Sciences Tools & Services (0.1)%
Inotiv Inc.	United States	10,067	(74,999)
Olink Holding AB, ADR	Sweden	8,548	(191,219)
Repligen Corp.	United States	2,594	(503,210)

			(769,428)

Machinery (0.5)%
Caterpillar Inc.	United States	1,710	(571,072)
Chart Industries Inc.	United States	12,529	(1,789,893)
Desktop Metal Inc., A	United States	152,931	(93,548)
The Greenbrier Cos. Inc.	United States	11,406	(590,260)
The Middleby Corp.	United States	1,074	(163,420)

			(3,208,193)

Marine (0.5)%
Eagle Bulk Shipping Inc.	United States	40,964	(2,509,864)
Star Bulk Carriers Corp.	Greece	28,167	(672,347)

			(3,182,211)

Metals & Mining (0.3)%
ATI Inc.	United States	27,810	(1,367,696)
Century Aluminum Co.	United States	13,656	(142,978)
Ivanhoe Mines Ltd., A	Canada	51,330	(545,770)
SSR Mining Inc.	Canada	3,866	(16,624)

			(2,073,068)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (0.1)%
Arbor Realty Trust Inc.	United States	17,502	$(234,527)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	United States	4,805	(120,942)
PennyMac Mortgage Investment Trust	United States	2,766	(39,083)

			(394,552)

Multi-Utilities (0.1)%
WEC Energy Group Inc.	United States	9,390	(737,021)

Oil, Gas & Consumable Fuels (1.0)%
Chevron Corp.	United States	14,069	(2,138,629)
Exxon Mobil Corp.	United States	27,195	(2,842,421)
Green Plains Inc.	United States	7,732	(164,692)
Kinder Morgan Inc.	United States	16,881	(293,561)
TC Energy Corp.	Canada	14,071	(556,557)
The Williams Cos. Inc.	United States	9,394	(337,620)

			(6,333,480)

Pharmaceuticals (0.2)%
Catalent Inc.	United States	11,095	(636,187)
Collegium Pharmaceutical Inc.	United States	9,344	(343,018)
Innoviva Inc.	United States	15,858	(242,310)
Pacira Biosciences Inc.	United States	1,184	(35,189)

			(1,256,704)

Real Estate Management & Development (0.0)%†
Anywhere Real Estate Inc.	United States	608	(3,812)
Redfin Corp.	United States	722	(5,130)
Storagevault Canada Inc.	Canada	10,381	(41,229)

			(50,171)

Retail REITs (0.0)%†
Federal Realty Investment Trust	United States	143	(14,422)

Road & Rail (0.0)%†
Uber Technologies Inc.	United States	637	(50,642)

Semiconductors & Semiconductor Equipment (0.1)%
Enphase Energy Inc.	United States	244	(30,990)
Maxeon Solar Technologies Ltd.	United States	26,848	(107,661)
SMART Global Holdings Inc.	United States	8,961	(190,600)
Veeco Instruments Inc.	United States	16,899	(611,913)
Wolfspeed Inc.	United States	2	(52)

			(941,216)

Software (0.9)%
Bentley Systems Inc., B	United States	233	(11,969)
Bill Holdings Inc.	United States	1,862	(117,921)
Blackline Inc.	United States	770	(43,682)
Cerence Inc.	United States	306	(4,559)
Confluent Inc., A	United States	66	(2,236)
Datadog Inc., A	United States	11,098	(1,458,943)
Dayforce Inc.	United States	257	(17,928)
Dropbox Inc., A	United States	519	(12,430)
Dye & Durham Ltd.	Canada	488	(4,736)
Envestnet Inc.	United States	522	(26,899)
Five9 Inc.	United States	2,286	(139,446)
Guidewire Software Inc.	United States	5,811	(693,485)
HubSpot Inc.	United States	2,981	(1,844,673)
Jamf Holding Corp.	United States	10	(180)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Software (continued)
Mitek Systems Inc.	United States	9,797	$(113,743)
Model N Inc.	United States	704	(17,290)
Pegasystems Inc.	United States	509	(33,105)
Porch Group Inc.	United States	19,161	(63,998)
Progress Software Corp.	United States	958	(51,119)
Q2 Holdings Inc.	United States	4,364	(201,748)
Rapid7 Inc.	United States	2,142	(125,478)
Splunk Inc.	United States	787	(122,945)
Zscaler Inc.	United States	4,186	(1,012,886)

			(6,121,399)

Specialty Retail (0.2)%
Carvana Co., A	United States	12,200	(926,346)
Guess? Inc.	United States	22,864	(580,288)
National Vision Holdings Inc.	United States	3,325	(77,805)

			(1,584,439)

Technology Hardware, Storage & Peripherals (0.1)%
Seagate Technology Holdings PLC	United States	1,195	(111,195)
Super Micro Computer Inc.	United States	95	(82,281)
Western Digital Corp.	United States	2,211	(131,488)

			(324,964)

Water Utilities (0.1)%
American Water Works Co. Inc.	United States	7,697	(912,402)

Total Common Stocks (Proceeds $58,416,898)			(54,936,773)

		Principal Amount*

Convertible Bonds and Notes (0.0)%†
Airlines (0.0)%†
Jetblue Airways Corp., senior note, 0.50%, 4/01/26	United States	24,000	(20,392)

Automobiles (0.0)%†
[e]Rivian Automotive Inc., senior note, 144A, 3.625%, 10/15/30	United States	120,000	(84,454)

Total Convertible Bonds and Notes (Proceeds $100,335)			(104,846)

Corporate Bonds and Notes (3.3)%
Aerospace & Defense (0.0)%†
[e]Spirit Aerosystems Inc., senior secured note, 144A, 9.75%, 11/15/30	United States	102,000	(109,406)

Automobile Components (0.1)%
[e]Adient Global Holdings Ltd., senior note, 144A, 8.25%, 4/15/31	United States	622,000	(655,395)

Automobiles (0.1)%
[e,q]Rivian Holdings LLC/Rivian LLC, senior secured note, 144A,
FRN, 11.493%, (6-Month USD LIBOR + 5.63%), 10/15/26	United States	374,000	(357,765)

Banks (0.3)%
First Horizon Bank, junior sub. bond, 5.75%, 5/01/30	United States	591,000	(552,528)
[e,h]Industrial & Commercial Bank of China Ltd., junior sub. note,
Reg S, 3.20% to 9/24/26, FRN thereafter, Perpetual	China	761,000	(720,258)
KeyBank NA, senior note, 4.90%, 8/08/32	United States	1,087,000	(954,257)

			(2,227,043)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Building Products (0.1)%
[e]Ameritex Holdco Intermediate LLC, senior secured note, 144A, 10.25%, 10/15/28	United States	764,000	$(801,245)

Chemicals (0.0)%†
[e]Valvoline Inc., senior note, 144A, 4.25%, 2/15/30	United States	176,000	(175,052)

Communications Equipment (0.2)%
[e]Equipmentshare.Com Inc., senior secured note, 144A, 9.00%, 5/15/28	United States	1,330,000	(1,364,546)

Construction Materials (0.1)%
[e]Camelot Return Merger Sub Inc., senior secured note, 144A, 8.75%, 8/01/28	United States	931,000	(956,235)

Consumer Finance (0.1)%
Ally Financial Inc., junior sub. bond, 5.75%, 11/20/25	United States	517,000	(514,605)
OneMain Finance Corp., senior note, 7.125%, 3/15/26	United States	358,000	(364,092)

			(878,697)

Diversified Financial Services (0.4)%
[e]Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc., senior secured note, 144A, 4.125%, 8/15/26	United States	550,000	(508,074)
[e]Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior note, 144A, 7.00%, 12/31/27	Canada	626,000	(604,600)
Lincoln National Corp., senior bond,
3.35%, 3/09/25	United States	198,000	(193,413)
3.625%, 12/12/26	United States	300,000	(286,533)
[e]Wash Multifamily Acquisition Inc., senior secured note, 144A, 5.75%, 4/15/26	United States	1,074,000	(1,042,671)

			(2,635,291)

Entertainment (0.1)%
Warnermedia Holdings Inc.,
senior bond, 5.141%, 3/15/52	United States	294,000	(239,115)
senior note, 4.279%, 3/15/32	United States	532,000	(469,555)

			(708,670)

Equity Real Estate Investment Trusts (REITs) (0.1)%
[e]Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, 3.375%, 6/15/26	United States	510,000	(477,589)

Food Products (0.1)%
B&G Foods Inc., senior note,
5.25%, 4/01/25	United States	234,000	(233,406)
5.25%, 9/15/27	United States	409,000	(380,753)

			(614,159)

Health Care Technology (0.1)%
[e]Cloud Software Group Holdings Inc., senior secured note, 144A, 9.00%, 9/30/29	United States	617,000	(576,586)

Hotels, Restaurants & Leisure (0.1)%
[e]Carnival Corp., senior note, 144A, 5.75%, 3/01/27	United States	459,000	(453,629)

Industrial Conglomerates (0.1)%
3M Co., senior note,
2.00%, 2/14/25	United States	408,000	(394,258)
2.65%, 4/15/25	United States	150,000	(145,258)

			(539,516)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Insurance (0.2)%
MetLife Inc., senior bond,
6.50%, 12/15/32	United States	596,000		$(652,917)
6.375%, 6/15/34	United States	591,000		(638,219)

				(1,291,136)

Media (0.4)%
AMC Networks Inc., senior note, 4.75%, 8/01/25	United States	715,000		(682,542)
Grupo Televisa Sab, senior bond, 6.125%, 1/31/46	Mexico	457,000		(447,417)
iHeartCommunications Inc., senior note, 8.375%, 5/01/27	United States	1,010,433		(607,457)
[e]Univision Communications Inc., senior secured note, 144A, 7.375%, 6/30/30	United States	1,206,000		(1,165,956)

				(2,903,372)

Oil, Gas & Consumable Fuels (0.1)%
[e]Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,senior bond, 144A, 6.00%, 12/31/30	United States	390,000		(363,048)

Pharmaceuticals (0.2)%
[e]Grifols SA, senior note, 144A, 4.75%, 10/15/28	Spain	158,000		(131,756)
[e]Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	1,380,000		(1,183,778)

				(1,315,534)

Professional Services (0.0)%†
[e]Corelogic Inc., senior secured note, 144A, 4.50%, 5/01/28	United States	221,000		(195,960)

Specialty Retail (0.0)%†
[e]Upbound Group Inc., senior note, 144A, 6.375%, 2/15/29	United States	69,000		(66,095)

Telecommunications (0.3)%
AT&T Inc., senior bond,
5.40%, 2/15/34	United States	808,000		(809,376)
4.50%, 5/15/35	United States	765,000		(704,770)
Verizon Communications Inc., senior bond, 4.862%, 8/21/46	United States	779,000		(714,457)

				(2,228,603)

Transportation (0.1)%
[e]GN Bondco LLC, senior secured note, 144A, 9.50%, 10/15/31	United States	354,000		(351,049)

Total Corporate Bonds and Notes (Proceeds $21,794,602)				(22,245,621)

Foreign Government and Agency Securities (0.4)%
[e]Government of Italy, senior bond, Reg S,
0.95%, 6/01/32	Italy	467,000	EUR	(410,071)
2.50%, 12/01/32	Italy	833,000	EUR	(823,272)
Government of Turkey, senior bond, 7.375%, 2/05/25	Turkey	1,224,000		(1,242,026)

Total Foreign Government and Agency Securities (Proceeds $2,451,205)				(2,475,369)

U.S. Government and Agency Securities (1.2)%
U.S. Treasury Bond,
4.75%, 11/15/43	United States	135,000		(138,966)
4.50%, 2/15/44	United States	137,000		(136,989)
3.625%, 5/15/53	United States	648,000		(567,114)
4.125%, 8/15/53	United States	2,156,400		(2,065,090)
4.75%, 11/15/53	United States	82,000		(87,266)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

U.S. Government and Agency Securities (continued)
U.S. Treasury Note,
5.00%, 10/31/25	United States	128,000	$(128,495)
4.875%, 11/30/25	United States	126,000	(126,320)
4.25%, 12/31/25	United States	24,000	(23,815)
4.25%, 1/31/26	United States	12,500	(12,408)
4.625%, 11/15/26	United States	146,000	(146,567)
4.625%, 9/30/28	United States	117,300	(118,904)
4.00%, 1/31/29	United States	112,000	(110,722)
3.875%, 8/15/33	United States	1,403,100	(1,361,555)
4.50%, 11/15/33	United States	1,841,000	(1,876,238)
4.00%, 2/15/34	United States	976,000	(957,014)

Total U.S. Government and Agency Securities (Proceeds $7,867,146)			(7,857,463)

[k]Senior Floating Rate Interests (0.3)%
Diversified Telecommunication Services (0.1)%
Consolidated Communications, Term Loan B, 8.94%, (1-Month SOFR + 3.61%), 10/02/27	United States	376,257	(354,622)

Professional Services (0.2)%
CoreLogic Inc., Term Loan B, 4.00%, (1-Month USD LIBOR + 3.50%), 6/02/28	United States	1,249,824	(1,220,241)

Transportation & Logistics (0.0)%†
Forward Air Corp., Term Loan B, 9.83%, (1-Month SOFR + 4.50%), 12/19/30	United States	327,323	(316,685)

Total Senior Floating Rate Interests (Proceeds $1,835,167)			(1,891,548)

Total Securities Sold Short (Proceeds $133,442,637)			$(132,688,161)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

† Rounds to less than 0.1% of net assets.

* The principal amount is stated in U.S. dollars unless otherwise indicated.

# Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

a Non-income producing.

b A portion or all of the security is on loan at February 29, 2024.

c A portion or all of the security is held in connection with written option contracts open at period end.

d A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At February 29, 2024, the aggregate value of these securities and/or cash pledged amounted to $187,280,244, representing 28.3% of net assets.

e Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933.

  Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the net value of these securities was $73,611,671, representing 11.1% of net assets.

f Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

g Defaulted security or security for which income has been deemed uncollectible.

h Perpetual security with no stated maturity date.

i Income may be received in additional securities and/or cash.

j Principal amount is stated in 100 Mexican Peso Units.

k The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

l See Note 3 regarding unfunded loan commitments.

m The rate shown is the annualized seven-day effective yield at period end.

n A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

o See Note 4 regarding investment in affiliated management investment companies

p The security was issued on a discount basis with no stated coupon rate.

q The coupon rate shown represents the rate at period end.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At February 29, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	21	$1,153,541	3/18/24	$(15,902)
Aluminum	Short	21	1,153,541	3/18/24	35,530
Aluminum	Long	1	55,926	6/17/24	391
Aluminum	Short	12	671,106	6/17/24	(175)
Brent Crude Oil	Long	47	3,849,770	3/28/24	14,539
Brent Crude Oil	Long	4	324,720	4/30/24	2,750
Brent Crude Oil	Long	1	80,530	5/31/24	(90)
Canola	Long	22	192,483	5/14/24	(2,785)
Canola	Long	6	53,132	7/12/24	(1,489)
Canola	Long	2	17,929	11/14/24	(1,225)
Cocoa	Long	12	781,919	5/15/24	137,342
Cocoa	Short	31	1,907,880	5/15/24	(314,735)
Cocoa	Short	6	353,558	7/16/24	(61,112)
Coffee	Long	19	1,313,494	5/20/24	(28,428)
Coffee	Long	1	68,512	7/19/24	94
Copper	Long	10	2,106,750	3/18/24	29,840
Copper	Short	10	2,106,750	3/18/24	(58,170)
Copper	Short	26	2,500,550	5/29/24	1,775
Copper	Long	2	425,475	6/17/24	(3,060)
Copper	Short	8	1,701,900	6/17/24	(39,614)
Corn	Short	148	3,178,300	5/14/24	87,792
Corn	Short	27	595,687	7/12/24	42,637
Corn	Short	6	135,075	9/13/24	6,787
Corn	Short	23	532,737	12/13/24	24,087
Corn	Short	2	47,575	3/14/25	1,975
Cotton	Long	19	945,915	5/08/24	80,263
Cotton	Long	1	48,885	7/09/24	2,890
Cotton	Long	1	41,905	12/06/24	270
Feeder Cattle	Short	2	249,000	3/28/24	(23,650)
Feeder Cattle	Short	3	380,587	4/25/24	(15,125)
Feeder Cattle	Short	2	256,125	5/23/24	(10,675)
Feeder Cattle	Short	1	133,325	8/29/24	1,913
Gasoline	Long	22	2,384,844	3/28/24	10,254
Gasoline	Long	1	107,986	4/30/24	773
Gold 100 Oz	Long	3	616,410	4/26/24	4,275
Hard Red Winter Wheat	Short	3	88,087	5/14/24	(1,350)
Hard Red Winter Wheat	Short	22	631,675	7/12/24	402
Lean Hogs	Short	31	1,074,150	4/12/24	(82,140)
Lean Hogs	Short	6	240,480	6/14/24	(16,130)
Lean Hogs	Short	4	162,360	7/15/24	(3,810)
Lean Hogs	Short	3	121,500	8/14/24	(3,000)
Live Cattle	Short	28	2,075,920	4/30/24	(106,200)
Live Cattle	Short	12	869,880	6/28/24	(41,060)
Live Cattle	Short	8	578,240	8/30/24	(16,180)
Live Cattle	Short	5	368,450	10/31/24	2,390
Low Sulphur Gas Oil	Long	5	413,375	3/12/24	2,575
Low Sulphur Gas Oil	Long	40	3,225,000	4/11/24	(79,276)
Low Sulphur Gas Oil	Long	3	237,000	5/10/24	(5,475)
Low Sulphur Gas Oil	Long	2	155,900	6/12/24	(1,600)
Milling Wheat	Short	5	52,959	5/10/24	474
Milling Wheat	Short	1	11,078	9/10/24	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a] (continued)
Milling Wheat	Short	1	$11,375	12/10/24	$(41)
Natural Gas	Long	8	148,800	3/26/24	(7,570)
Natural Gas	Short	33	613,800	3/26/24	(55,387)
Natural Gas	Long	5	100,400	4/26/24	(3,340)
Natural Gas	Long	1	22,490	5/29/24	(1,350)
Natural Gas	Long	1	25,070	6/26/24	(1,670)
Natural Gas	Long	1	25,840	7/29/24	1,210
Nickel	Long	2	212,634	3/18/24	12,105
Nickel	Short	2	212,634	3/18/24	10,119
NY Harbor Ultra Low Sulfur Diesel	Long	26	2,893,691	3/28/24	(112,336)
NY Harbor Ultra Low Sulfur Diesel	Long	2	218,014	4/30/24	(5,065)
NY Harbor Ultra Low Sulfur Diesel	Long	2	214,763	5/31/24	4,095
Palladium	Long	5	473,400	6/26/24	(4,410)
Platinum	Long	22	972,400	4/26/24	(107,780)
Platinum	Long	2	89,280	7/29/24	(9,260)
Rapeseed	Short	1	22,264	4/30/24	1,456
Robusta Coffee	Long	23	711,850	5/24/24	(9,430)
Robusta Coffee	Long	4	121,040	7/25/24	(980)
Silver	Short	31	3,547,175	5/29/24	15,255
Soybean Meal	Short	26	855,920	5/14/24	9,533
Soybean Meal	Short	10	331,200	7/12/24	5,180
Soybean Meal	Short	2	66,420	8/14/24	1,070
Soybean Meal	Short	1	33,330	9/13/24	650
Soybean Meal	Short	1	33,370	10/14/24	250
Soybean Meal	Short	1	33,730	12/13/24	–
Soybean Oil	Short	36	976,536	5/14/24	40,934
Soybean Oil	Short	14	383,208	7/12/24	13,878
Soybean Oil	Short	2	54,624	8/14/24	12
Soybean Oil	Short	1	27,186	9/13/24	3,168
Soybean Oil	Short	1	27,048	10/14/24	306
Soybeans	Short	82	4,677,075	5/14/24	125,415
Soybeans	Short	14	805,875	7/12/24	15,113
Soybeans	Short	1	57,437	8/14/24	913
Soybeans	Short	1	56,937	9/13/24	(200)
Soybeans	Short	1	56,662	11/14/24	(88)
Sugar	Long	30	728,784	4/30/24	(40,764)
Sugar	Short	54	1,311,811	4/30/24	59,909
Sugar	Short	12	289,363	6/28/24	13,238
UK Natural Gas	Short	30	699,592	3/27/24	(8,620)
Wheat	Short	62	1,786,376	5/14/24	31,191
Wheat	Short	11	318,588	7/12/24	9,775
Wheat	Short	2	58,675	9/13/24	2,550
Wheat	Short	2	60,075	12/13/24	2,925
White Sugar	Short	14	430,570	4/15/24	25,965
White Sugar	Short	4	120,160	7/16/24	4,990
White Sugar	Short	1	29,695	9/13/24	965
WTI Crude Oil	Long	41	3,208,660	3/20/24	40,084
WTI Crude Oil	Long	2	154,900	4/22/24	3,870
WTI Crude Oil	Long	1	76,810	5/21/24	(140)
Zinc	Long	15	897,469	3/18/24	(62,903)
Zinc	Short	15	897,469	3/18/24	29,944
Zinc	Long	8	486,550	6/17/24	18,634
Zinc	Short	2	121,638	6/17/24	(452)

					(367,481)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts[a]
Australian Dollar Index	Short	87	$5,652,390	3/18/24	$125,876
British Pound Index	Short	46	3,626,525	3/18/24	4,931
Canadian Dollar Index	Short	179	13,186,930	3/19/24	130,510
Euro Index	Long	145	19,591,312	3/18/24	(271,931)
Japanese Yen Index	Short	22	1,838,650	3/18/24	98,586
Mexican Peso Index	Long	209	6,112,205	3/18/24	155,140
New Zealand Dollar Index	Short	51	3,101,820	3/18/24	66,375
Swiss Franc Index	Short	82	11,606,588	3/18/24	262,531
U.S. Dollar Index	Long	257	3,605,263	3/18/24	13,319

					585,337

Equity Contracts
CAC 40 10 Euro Index[a]	Long	31	2,660,618	3/15/24	87,744
CAC 40 10 Euro Index[a]	Short	68	5,836,194	3/15/24	(161,923)
CBOE Volatility Index[a]	Long	66	924,581	3/20/24	(93,669)
CBOE Volatility Index[a]	Long	20	301,014	4/17/24	(19,836)
CBOE Volatility Index[a]	Long	5	78,503	5/22/24	(3,346)
DAX Index[a]	Long	17	8,152,371	3/15/24	372,362
DAX Index[a]	Short	11	5,275,064	3/15/24	(190,141)
DJ EURO STOXX 50 Index[a]	Long	116	6,135,748	3/15/24	372,017
DJ EURO STOXX 50 Index	Short	26	1,375,254	3/15/24	(90,996)
DJIA Mini E-CBOT Index[a]	Long	36	7,027,740	3/15/24	227,769
E-Mini Russell 2000[a]	Long	1	102,865	3/15/24	753
E-Mini Russell 2000[a]	Short	95	9,772,175	3/15/24	(544,257)
E-mini S&P MidCap 400 Index[a]	Short	6	1,735,560	3/15/24	(142,435)
FTSE 100 Index[a]	Long	42	4,043,312	3/15/24	(5,152)
FTSE China A50 Index[a]	Long	264	3,134,208	3/28/24	11,785
FTSE Taiwan Index[a]	Short	9	581,940	3/28/24	(1,610)
FTSE/JSE Top 40 Index[a]	Short	24	828,651	3/20/24	21,306
FTSE/MIB Index[a]	Short	12	2,115,992	3/15/24	(129,567)
Hang Seng China Enterprises Index[a]	Long	6	217,677	3/27/24	(2,893)
Hang Seng Index[a]	Long	8	840,513	3/27/24	(9,599)
Hang Seng Index[a]	Short	14	1,470,899	3/27/24	16,186
IBEX 35 Index[a]	Short	27	2,926,128	3/15/24	(14,251)
KOSPI 200 Index[a]	Short	31	2,070,488	3/14/24	(25,874)
MSCI Emerging Markets Index[a]	Long	10	508,400	3/15/24	11,770
MSCI Singapore Index[a]	Long	22	460,258	3/27/24	(3,038)
NASDAQ 100 E-Mini Index[a]	Long	10	3,616,550	3/15/24	205,931
Nikkei 225 Index[a]	Long	34	5,237,443	3/07/24	684,100
S&P 500 E-Mini Index[a]	Long	87	22,201,312	3/15/24	1,474,122
S&P 500 E-Mini Index	Short	17	4,338,187	3/15/24	(200,465)
S&P/TSX 60 Index[a]	Long	19	3,613,661	3/14/24	160,720
SPI 200 Index[a]	Short	9	1,120,275	3/21/24	(31,833)
TOPIX Index[a]	Long	50	8,941,436	3/07/24	909,378

					2,885,058

Interest Rate Contracts
3 Month EURIBOR[a]	Long	12	3,123,892	6/17/24	(2,583)
3 Month EURIBOR[a]	Long	11	2,873,673	9/16/24	(3,235)
3 Month EURIBOR[a]	Long	12	3,144,644	12/16/24	(4,411)
3 Month EURIBOR[a]	Long	8	2,101,401	3/17/25	(2,788)
3 Month EURIBOR[a]	Long	8	2,104,967	6/16/25	(2,693)
3 Month EURIBOR[a]	Short	6	1,578,726	6/16/25	(357)
3 Month EURIBOR[a]	Long	6	1,580,428	9/15/25	(1,801)
3 Month EURIBOR[a]	Long	6	1,581,400	12/15/25	(1,287)
3 Month EURIBOR[a]	Long	3	790,862	3/16/26	(245)
3 Month SOFR[a]	Short	17	4,032,825	9/17/24	18,537

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts (continued)
3 Month SOFR[a]	Short	19	$4,521,288	12/17/24	$27,550
3 Month SOFR[a]	Short	29	6,923,750	3/18/25	42,638
3 Month SOFR[a]	Short	23	5,507,637	6/17/25	33,800
3 Month SOFR[a]	Short	173	41,528,650	9/16/25	191,548
3 Month SOFR[a]	Short	18	4,328,550	12/16/25	20,175
3 Month SOFR[a]	Short	20	4,814,250	3/17/26	19,988
3 Month SOFR[a]	Short	11	2,649,075	6/16/26	8,400
3 Month SONIA[a]	Short	12	3,596,799	9/17/24	(5,056)
3 Month SONIA[a]	Short	8	2,404,303	12/17/24	(1,567)
3 Month SONIA[a]	Short	13	3,917,865	3/18/25	(4,788)
3 Month SONIA[a]	Short	9	2,718,474	6/17/25	15,378
3 Month SONIA[a]	Long	21	6,354,704	9/16/25	(30,016)
ASX 90 Day Bank Accepted Bill[a]	Long	26	16,723,918	6/13/24	8,469
ASX 90 Day Bank Accepted Bill[a]	Long	21	13,511,407	9/12/24	6,636
ASX 90 Day Bank Accepted Bill[a]	Long	18	11,584,599	12/12/24	6,111
ASX 90 Day Bank Accepted Bill[a]	Long	11	7,081,379	3/13/25	3,701
ASX 90 Day Bank Accepted Bill[a]	Long	7	437,528	6/12/25	939
Australian 3 Yr. Bond[a]	Long	301	20,831,713	3/15/24	126,888
Australian 10 Yr. Bond[a]	Short	37	2,766,139	3/15/24	(32,193)
Canadian 10 Yr. Bond[a]	Long	35	3,091,368	6/19/24	(334)
Canadian 10 Yr. Bond[a]	Short	10	883,248	6/19/24	416
Euro-BOBL[a]	Long	49	6,154,922	3/07/24	(91,918)
Euro-Bund[a]	Long	180	25,806,277	3/07/24	(373,871)
Euro-Buxl[a]	Short	13	1,870,952	3/07/24	12,221
Euro-OAT[a]	Long	23	3,174,171	3/07/24	(45,009)
Euro-SCHATZ[a]	Long	14	1,591,047	3/07/24	(2,016)
Euro-SCHATZ[a]	Short	177	20,115,376	3/07/24	165,101
Euro-SCHATZ[a]	Long	5	571,095	6/06/24	675
Euro-SCHATZ[a]	Short	31	3,540,789	6/06/24	(3,207)
Japanese 10 Yr. Bond[a]	Long	3	2,926,761	3/13/24	20,289
Korean 3 Yr. Bond[a]	Long	203	15,930,835	3/19/24	(70,886)
Korean 10 Yr. Bond[a]	Long	21	1,771,816	3/19/24	(26,859)
Long Gilt[a]	Long	2	247,638	6/26/24	587
Long Gilt[a]	Short	7	866,733	6/26/24	(1,120)
Three-Month Canadian Bankers Acceptance[a]	Long	17	2,973,262	6/17/24	8,905
Three-Month Canadian Bankers Acceptance[a]	Long	26	4,559,316	9/18/24	6,601
Three-Month Canadian Bankers Acceptance[a]	Long	29	5,100,348	12/18/24	2,659
Three-Month Canadian Bankers Acceptance[a]	Long	22	3,878,753	3/19/25	7,158
Three-Month Canadian Bankers Acceptance[a]	Long	19	3,356,132	6/18/25	(10,387)
Three-Month Canadian Bankers Acceptance[a]	Long	2	353,793	9/17/25	92
U.S. Treasury 2 Yr. Note[a]	Long	179	36,650,250	6/28/24	15,507
U.S. Treasury 2 Yr. Note[a]	Short	91	18,632,250	6/28/24	(13,512)
U.S. Treasury 5 Yr. Note[a]	Short	123	13,149,468	6/28/24	(12,989)
U.S. Treasury 10 Yr. Note	Long	16	1,758,750	3/19/24	(27,527)
U.S. Treasury 10 Yr. Note	Short	16	1,758,750	3/19/24	30,645
U.S. Treasury 10 Yr. Note[a]	Short	166	18,332,625	6/18/24	(34,865)
U.S. Treasury 10 Yr. Ultra[a]	Short	35	3,996,016	6/18/24	(7,719)
U.S. Treasury Long Bond[a]	Short	37	4,412,250	6/18/24	(14,850)
U.S. Treasury Ultra Bond[a]	Long	20	2,557,500	6/18/24	22,175

					(6,300)

Total Futures Contracts					$3,096,614

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At February 29, 2024, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Chilean Peso	MSCO	Buy	579,790,255	630,961		3/15/24	$–	$(31,276)
Chilean Peso	MSCO	Sell	579,790,255	652,050		3/15/24	52,365	–
Australian Dollar	BZWS	Buy	5,652,000	3,702,588		3/20/24	139	(26,535)
Australian Dollar	BZWS	Sell	7,341,000	4,899,636		3/20/24	125,185	(307)
British Pound	BZWS	Buy	1,962,000	2,486,389		3/20/24	15	(9,462)
British Pound	BZWS	Sell	4,533,000	5,735,960		3/20/24	13,272	(33)
British Pound	JPHQ	Sell	758,000	953,367		3/20/24	788	(4,366)
Euro	BZWS	Buy	1,601,000	1,745,990		3/20/24	482	(14,660)
Euro	BZWS	Sell	3,954,000	4,318,366		3/20/24	44,358	(3,073)
Euro	JPHQ	Buy	360,000	393,053		3/20/24	–	(3,637)
Euro	JPHQ	Sell	1,156,000	1,254,842		3/20/24	4,835	(449)
Norwegian Krone	BZWS	Buy	2,749,000	265,251		3/20/24	–	(6,298)
Norwegian Krone	BZWS	Sell	20,492,000	1,968,419		3/20/24	38,093	–
Swedish Krona	BZWS	Sell	3,503,000	335,142		3/20/24	–	(3,069)
Swiss Franc	BNYM	Buy	174,654	206,745		3/20/24	–	(8,810)
Swiss Franc	BNYM	Sell	515,400	598,530		3/20/24	14,429	–
Australian Dollar[b]	MSCO	Buy	2,792,000	1,886,758		3/22/24	–	(70,657)
Australian Dollar[b]	MSCO	Sell	11,615,000	7,615,676		3/22/24	62,235	(1,722)
British Pound[b]	MSCO	Buy	5,160,000	6,559,507		3/22/24	80	(45,220)
British Pound[b]	MSCO	Sell	3,445,000	4,337,907		3/22/24	5,599	(16,915)
Canadian Dollar[b]	MSCO	Buy	11,364,000	8,503,309		3/22/24	–	(127,082)
Canadian Dollar[b]	MSCO	Sell	19,617,000	14,495,251		3/22/24	37,248	(1,382)
Euro[b]	MSCO	Buy	6,476,000	7,079,243		3/22/24	4,196	(77,699)
Euro[b]	MSCO	Sell	17,645,000	19,146,019		3/22/24	64,153	(6,509)
Japanese Yen[b]	MSCO	Buy	167,715,000	1,197,409		3/22/24	98	(74,806)
Japanese Yen[b]	MSCO	Sell	1,141,618,000	7,964,304		3/22/24	322,590	(389)
Mexican Peso[b]	MSCO	Buy	60,710,000	3,437,888		3/22/24	111,139	–
Mexican Peso[b]	MSCO	Sell	8,768,000	506,257		3/22/24	–	(6,308)
New Zealand Dollar[b]	MSCO	Buy	6,889,000	4,308,000		3/22/24	13	(113,576)
New Zealand Dollar[b]	MSCO	Sell	1,724,000	1,058,914		3/22/24	9,241	–
Swiss Franc[b]	MSCO	Buy	10,487,000	12,452,355		3/22/24	–	(564,831)
Swiss Franc[b]	MSCO	Sell	13,712,000	15,745,814		3/22/24	203,215	(618)
Australian Dollar	BNYM	Sell	180,000	122,364		3/26/24	5,265	–
Canadian Dollar	BNYM	Sell	1,109,000	834,309		3/26/24	16,833	–
Euro	BNYM	Sell	2,196,000	2,421,079		3/26/24	45,045	–
Hong Kong Dollar	BNYM	Sell	9,897,000	1,269,204		3/26/24	4,098	–
Chilean Peso	MSCO	Buy	849,974,892	928,863		4/17/24	–	(50,842)
Chilean Peso	NWMK	Sell	1,390,326,000	1,470,000		4/17/24	33,799	–
Chilean Peso	TDBK	Buy	529,168,019	576,197		4/17/24	–	(29,569)
Colombian Peso	BZWS	Sell	8,346,031,948	2,100,629		4/17/24	–	(8,438)
Colombian Peso	CITI	Sell	12,944,865,878	3,257,323		4/17/24	–	(13,884)
Colombian Peso	TDBK	Buy	10,368,442,497	2,599,745		4/17/24	20,391	–
Czech Koruna	BNPP	Sell	43,000	1,873		4/17/24	40	–
Czech Koruna	BZWS	Sell	15,813,000	693,777		4/17/24	19,604	–
Czech Koruna	CITI	Sell	15,852,000	696,046		4/17/24	20,210	–
Euro	ANZB	Sell	1,182,641	1,284,660		4/17/24	3,844	–
Hungarian Forint	BNPP	Sell	28,756,785	74,910	EUR	4/17/24	3,489	(1,222)
Polish Zloty	BNPP	Sell	4,237,218	975,071	EUR	4/17/24	2,827	(7,325)
Euro	BNPP	Buy	900,000	977,383		4/17/24	–	(2,671)
Euro	BNPP	Sell	163,711	177,894		4/17/24	592	–
Polish Zloty	BZWS	Sell	2,212,506	507,875	EUR	4/17/24	93	(3,815)
Polish Zloty	HSBC	Sell	1,791,786	411,678	EUR	4/17/24	488	(3,093)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Polish Zloty	MSCO	Sell	2,154,939	495,377	EUR	4/17/24	$872	$(3,721)
Euro	MSCO	Sell	2,271,601	2,488,431		4/17/24	28,603	(346)
Euro	SSBT	Sell	1,226,377	1,328,692		4/17/24	4,875	(4,366)
Indonesian Rupiah	SSBT	Buy	850,000,000	53,650		4/17/24	367	–
Indonesian Rupiah	UBSW	Sell	3,549,428,310	227,902		4/17/24	2,339	–
Japanese Yen	TDBK	Buy	32,891,464	228,594		4/17/24	–	(7,457)
Kazakhstan Tenge	CITI	Buy	281,445,408	614,241		4/17/24	2,510	–
Malaysian Ringgit	BZWS	Buy	7,952,909	1,721,931		4/17/24	–	(40,560)
Malaysian Ringgit	GSCO	Sell	2,163,824	451,455		4/17/24	–	(6,012)
Mexican Peso	BNPP	Buy	3,000,000	170,540		4/17/24	4,078	–
Mexican Peso	BNYM	Buy	37,375,924	2,164,133		4/17/24	11,372	–
Mexican Peso	BZWS	Sell	22,940,125	1,323,016		4/17/24	–	(12,238)
Mexican Peso	CITI	Sell	4,978,156	286,983		4/17/24	–	(2,776)
Mexican Peso	MSCO	Buy	1,269,000	72,989		4/17/24	874	–
Mexican Peso	MSCO	Sell	17,750,000	1,018,719		4/17/24	–	(14,438)
Peruvian Nuevo Sol	BANS	Buy	4,297,791	1,161,095		4/17/24	–	(25,393)
Peruvian Nuevo Sol	BZWS	Buy	7,827,897	2,099,380		4/17/24	–	(30,839)
Peruvian Nuevo Sol	BZWS	Sell	3,110,671	841,552		4/17/24	19,549	–
Peruvian Nuevo Sol	CASI	Sell	6,174,915	1,671,983		4/17/24	40,246	–
Peruvian Nuevo Sol	CITI	Sell	3,095,196	834,847		4/17/24	16,934	–
Peruvian Nuevo Sol	DBAB	Sell	4,387,789	1,170,233		4/17/24	10,749	–
Peruvian Nuevo Sol	NWMK	Buy	3,979,700	1,068,720		4/17/24	–	(17,074)
Euro	BNPP	Sell	1,481,348	6,542,820	PLN	4/17/24	33,249	–
Euro	BZWS	Sell	718,652	3,173,962	PLN	4/17/24	16,086	–
Romanian Leu	BZWS	Sell	8,078,455	1,773,235		4/17/24	17,959	(46)
Romanian Leu	CITI	Buy	600,000	130,877		4/17/24	–	(506)
South African Rand	CASI	Sell	4,155,510	221,839		4/17/24	6,090	–
South African Rand	DBAB	Sell	5,688,000	293,435		4/17/24	–	(1,879)
South African Rand	MSCO	Sell	9,037,630	479,753		4/17/24	10,530	–
South African Rand	WFSI	Sell	4,904,000	257,552		4/17/24	2,942	–
Turkish Lira	CITI	Sell	3,946,843	118,521		4/17/24	–	(1,042)
Brazilian Real	BZWS	Buy	1,102,770	221,395		5/03/24	–	(985)
Brazilian Real	GSCO	Buy	2,084,870	420,252		5/03/24	–	(3,550)
Brazilian Real	HSBC	Buy	12,778,296	2,546,056		5/03/24	7,939	–
Brazilian Real	STBK	Buy	2,084,912	420,252		5/03/24	–	(3,541)
Brazilian Real	TDBK	Buy	835,242	168,101		5/03/24	–	(1,161)
Chinese Yuan	MSCO	Sell	2,418,456	338,865		5/15/24	53	–
South Korean Won	MSCO	Buy	444,893,849	336,320		5/20/24	–	(745)
South Korean Won	MSCO	Sell	374,442,187	281,880		5/20/24	–	(555)
British Pound	MSCO	Sell	1,800,000	2,283,151		5/31/24	9,813	–
Danish Krone	MSCO	Sell	300,000	43,819		5/31/24	108	–
Euro	MSCO	Sell	1,750,000	1,903,328		5/31/24	4,666	–
Polish Zloty	MSCO	Buy	2,700,000	674,600		5/31/24	797	–
Swedish Krona	MSCO	Sell	1,200,000	116,808		5/31/24	606	–
Swiss Franc	MSCO	Buy	400,000	458,785		5/31/24	–	(1,863)
Euro	JPHQ	Sell	2,900,000	3,396,074		3/31/25	205,648	–

Total Forward Exchange Contracts							$1,750,240	$(1,521,641)

Net unrealized appreciation (depreciation)							$228,599

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At February 29, 2024, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name

Air France-KLM	(5.00)%	Quarterly	12/20/27	27,000	EUR	$(3,460)	$2,130	$(5,590)

Air France-KLM	(5.00)%	Quarterly	12/20/27	38,000	EUR	(4,869)	2,932	(7,801)

Air France-KLM	(5.00)%	Quarterly	12/20/27	70,000	EUR	(8,969)	3,977	(12,946)

Air France-KLM	(5.00)%	Quarterly	12/20/27	80,000	EUR	(15,470)	5,893	(21,363)

Air France-KLM	(5.00)%	Quarterly	12/20/27	132,000	EUR	(16,913)	7,860	(24,773)

Air France-KLM	(5.00)%	Quarterly	6/20/24	200,000	EUR	(3,051)	635	(3,686)

Air France-KLM	(5.00)%	Quarterly	6/20/24	100,000	EUR	(1,525)	340	(1,865)

Altice France SA	(5.00)%	Quarterly	6/20/27	21,000	EUR	1,828	2,710	(882)

Altice France SA	(5.00)%	Quarterly	6/20/27	72,000	EUR	6,266	9,129	(2,863)

Altice France SA	(5.00)%	Quarterly	6/20/27	302,000	EUR	26,283	30,587	(4,304)

Altice France SA	(5.00)%	Quarterly	12/20/28	86,000	EUR	11,893	11,878	15

American Airlines Inc.	(5.00)%	Quarterly	6/20/24	143,000		(1,883)	907	(2,790)

American Airlines Inc.	(5.00)%	Quarterly	6/20/24	286,000		(3,766)	3,641	(7,407)

American Airlines Inc.	(5.00)%	Quarterly	6/20/24	178,000		(2,344)	3,862	(6,206)

American Airlines Inc.	(5.00)%	Quarterly	6/20/25	72,000		(2,732)	4,521	(7,253)

American Airlines Inc.	(5.00)%	Quarterly	6/20/25	288,000		(10,927)	17,166	(28,093)

American Airlines Inc.	(5.00)%	Quarterly	6/20/24	41,000		(540)	654	(1,194)

American Airlines Inc.	(5.00)%	Quarterly	6/20/24	189,000		(2,488)	3,308	(5,796)

American Airlines Inc.	(5.00)%	Quarterly	12/20/24	14,000		(465)	802	(1,267)

American Airlines Inc.	(5.00)%	Quarterly	6/20/25	71,000		(2,694)	436	(3,130)

American Airlines Inc.	(5.00)%	Quarterly	6/20/25	72,000		(2,732)	588	(3,320)

American Airlines Inc.	(5.00)%	Quarterly	6/20/25	216,000		(8,195)	886	(9,081)

American Airlines Inc.	(5.00)%	Quarterly	6/20/25	72,000		(2,732)	1,368	(4,100)

American Airlines Inc.	(5.00)%	Quarterly	6/20/25	144,000		(5,463)	3,021	(8,484)

American Airlines Inc.	(5.00)%	Quarterly	6/20/25	144,000		(5,463)	3,163	(8,626)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	72,000		(4,181)	(3,321)	(860)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	72,000		(4,181)	(2,030)	(2,151)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	72,000		(4,181)	(2,030)	(2,151)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	72,000		(4,181)	(1,887)	(2,294)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	155,000		$(9,001)	$(3,553)	$(5,448)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	73,000		(4,239)	(2,428)	(1,811)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	134,000		(7,781)	(1,575)	(6,206)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	62,000		(3,600)	471	(4,071)

Bayer AG	(1.00)%	Quarterly	6/20/29	292,000	EUR	3,136	3,147	(11)

Bayerische	(1.00)%	Quarterly	12/20/25	146,000	EUR	(2,152)	(1,106)	(1,046)

BMW AG	(1.00)%	Quarterly	12/20/28	579,000	EUR	(15,095)	(7,462)	(7,633)

BMW AG	(1.00)%	Quarterly	12/20/28	178,000	EUR	(4,641)	(2,294)	(2,347)

BMW AG	(1.00)%	Quarterly	12/20/28	94,000	EUR	(2,451)	(1,317)	(1,134)

Boparan Finance PLC	(5.00)%	Quarterly	6/20/24	72,000	EUR	(245)	3,718	(3,963)

Carnival Corp.	(1.00)%	Quarterly	6/20/27	66,000		2,036	15,081	(13,045)

Carnival Corp.	(1.00)%	Quarterly	6/20/27	104,000		3,209	23,696	(20,487)

Carnival Corp.	(1.00)%	Quarterly	6/20/27	328,000		10,120	60,897	(50,777)

Carnival Corp.	(1.00)%	Quarterly	6/20/27	290,000		8,948	19,529	(10,581)

Carnival Corp.	(1.00)%	Quarterly	12/20/27	136,000		5,779	10,829	(5,050)

Carnival Corp.	(1.00)%	Quarterly	6/20/27	8,000		247	874	(627)

Carnival Corp.	(1.00)%	Quarterly	6/20/27	73,000		2,252	7,241	(4,989)

Carnival Corp.	(1.00)%	Quarterly	6/20/27	67,000		2,067	8,268	(6,201)

Carnival Corp.	(1.00)%	Quarterly	6/20/27	67,000		2,067	8,268	(6,201)

Carnival Corp.	(1.00)%	Quarterly	6/20/27	67,000		2,067	8,423	(6,356)

Ceconomy AG	(1.00)%	Quarterly	6/20/26	173,000	EUR	2,654	16,127	(13,473)

Continental AG	(1.00)%	Quarterly	12/20/28	3,000	EUR	(24)	60	(84)

Continental AG	(1.00)%	Quarterly	12/20/28	711,000	EUR	(5,703)	14,149	(19,852)

Daimler Truck Holding AG	(1.00)%	Quarterly	12/20/28	326,000	EUR	(8,459)	(4,145)	(4,314)

Daimler Truck Holding AG	(1.00)%	Quarterly	12/20/28	292,000	EUR	(7,576)	(3,727)	(3,849)

Daimler Truck Holding AG	(1.00)%	Quarterly	12/20/28	146,000	EUR	(3,788)	(1,874)	(1,914)

Daimler Truck Holding AG	(1.00)%	Quarterly	12/20/28	94,000	EUR	(2,439)	(1,317)	(1,122)

Dish DBS Corp.	(5.00)%	Quarterly	12/20/24	145,000		9,789	9,321	468

Ford Motor Co.	(5.00)%	Quarterly	12/20/28	145,000		(21,287)	(15,918)	(5,369)

Ford Motor Co.	(5.00)%	Quarterly	12/20/28	108,000		(15,855)	(11,765)	(4,090)

Ford Motor Co.	(5.00)%	Quarterly	12/20/28	101,000		(14,827)	(10,909)	(3,918)

Ford Motor Co.	(5.00)%	Quarterly	12/20/28	72,000		(10,570)	(7,836)	(2,734)

Ford Motor Co.	(5.00)%	Quarterly	12/20/28	72,000		(10,570)	(7,794)	(2,776)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Ford Motor Co.	(5.00)%	Quarterly	12/20/28	29,000		$(4,257)	$(3,248)	$(1,009)

Ford Motor Co.	(5.00)%	Quarterly	12/20/28	728,000		(106,874)	(61,270)	(45,604)

Ford Motor Co.	(5.00)%	Quarterly	12/20/28	131,000		(19,232)	(10,751)	(8,481)

Government of Egypt	(1.00)%	Quarterly	6/20/26	365,000		25,105	137,787	(112,682)

Government of Italy .	(1.00)%	Quarterly	6/20/24	132,000		(360)	189	(549)

Government of Italy .	(1.00)%	Quarterly	6/20/24	218,000		(595)	145	(740)

Iceland Bondco	(5.00)%	Quarterly	6/20/25	36,000	EUR	(1,385)	2,598	(3,983)

Iceland Bondco	(5.00)%	Quarterly	6/20/25	24,000	EUR	(923)	446	(1,369)

K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	36,000		(1,784)	2,470	(4,254)

K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	93,000		(4,608)	6,779	(11,387)

K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	115,000		(5,697)	8,680	(14,377)

Kohl’s Corp.	(1.00)%	Quarterly	12/20/24	171,000		(340)	2,541	(2,881)

Lanxess AG	(1.00)%	Quarterly	12/20/28	45,000	EUR	1,482	2,154	(672)

Lanxess AG	(1.00)%	Quarterly	12/20/28	53,000	EUR	1,745	2,626	(881)

Lanxess AG	(1.00)%	Quarterly	12/20/28	73,000	EUR	2,403	3,617	(1,214)

Lanxess AG	(1.00)%	Quarterly	12/20/28	95,000	EUR	3,128	4,666	(1,538)

Lanxess AG	(1.00)%	Quarterly	12/20/28	145,000	EUR	4,774	7,144	(2,370)

Lanxess AG	(1.00)%	Quarterly	12/20/28	31,000	EUR	1,021	1,978	(957)

Lanxess AG	(1.00)%	Quarterly	12/20/28	70,000	EUR	2,305	2,539	(234)

Lanxess AG	(1.00)%	Quarterly	12/20/28	43,000	EUR	1,416	2,752	(1,336)

Lanxess AG	(1.00)%	Quarterly	12/20/28	72,000	EUR	2,370	4,398	(2,028)

Lanxess AG	(1.00)%	Quarterly	12/20/28	143,000	EUR	4,708	6,963	(2,255)

Lanxess AG	(1.00)%	Quarterly	12/20/28	116,000	EUR	3,819	7,424	(3,605)

Lanxess AG	(1.00)%	Quarterly	12/20/28	217,000	EUR	7,144	7,870	(726)

Lanxess AG	(1.00)%	Quarterly	12/20/28	753,000	EUR	24,791	27,308	(2,517)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	72,000		(154)	754	(908)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	72,000		(154)	754	(908)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	5,000		(11)	57	(68)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	135,000		(288)	1,448	(1,736)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	141,000		(301)	1,530	(1,831)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	360,000		(769)	3,990	(4,759)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	147,000		(314)	1,354	(1,668)

Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	43,000		(55)	750	(805)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	73,000		$(93)	$1,220	$(1,313)

Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	144,000		(183)	2,042	(2,225)

Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	361,000		(460)	6,327	(6,787)

MetLife Inc.	(1.00)%	Quarterly	12/20/28	1,933,000		(26,076)	(5,835)	(20,241)

MetLife Inc.	(1.00)%	Quarterly	12/20/28	25,000		(337)	144	(481)

MetLife Inc.	(1.00)%	Quarterly	12/20/28	144,000		(1,943)	239	(2,182)

MetLife Inc.	(1.00)%	Quarterly	12/20/28	72,000		(971)	384	(1,355)

MetLife Inc.	(1.00)%	Quarterly	12/20/28	101,000		(1,362)	788	(2,150)

Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/25	21,750,000	JPY	(748)	393	(1,141)

Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/25	33,598,000	JPY	(1,155)	608	(1,763)

Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/28	22,809,000	JPY	2,886	7,255	(4,369)

Picard	(5.00)%	Quarterly	12/20/26	72,000	EUR	(5,463)	(3,972)	(1,491)

Picard	(5.00)%	Quarterly	12/20/26	72,000	EUR	(5,463)	(3,786)	(1,677)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/27	11,711,000	JPY	4,144	3,649	495

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/25	6,895,000	JPY	128	1,649	(1,521)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/25	20,947,000	JPY	390	5,476	(5,086)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/25	14,667,000	JPY	273	1,685	(1,412)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/27	11,711,000	JPY	4,144	3,766	378

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/25	16,041,000	JPY	299	1,562	(1,263)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/25	3,000,000	JPY	56	340	(284)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/25	6,444,000	JPY	120	535	(415)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/25	7,271,000	JPY	135	1,090	(955)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/25	7,549,000	JPY	141	1,116	(975)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/25	12,200,000	JPY	227	1,330	(1,103)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/25	14,482,000	JPY	270	1,402	(1,132)

Rakuten Group Inc.	(1.00)%	Quarterly	6/20/25	14,542,000	JPY	271	2,211	(1,940)

Saint-Gobain SA	(1.00)%	Quarterly	12/20/28	853,000	EUR	(22,582)	(9,722)	(12,860)

SES SA	(1.00)%	Quarterly	12/20/28	1,312,000	EUR	(2,400)	7,717	(10,117)

Stellantis NV	(5.00)%	Quarterly	12/20/28	433,000	EUR	(82,674)	(65,323)	(17,351)

Stellantis NV	(5.00)%	Quarterly	12/20/28	276,000	EUR	(52,697)	(41,638)	(11,059)

Stellantis NV	(5.00)%	Quarterly	12/20/28	94,000	EUR	(17,948)	(15,254)	(2,694)

Stena AB	(5.00)%	Quarterly	12/20/28	36,000	EUR	(4,562)	(3,961)	(601)

Stena AB	(5.00)%	Quarterly	12/20/28	25,000	EUR	(3,168)	(2,831)	(337)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Stena AB	(5.00)%	Quarterly	12/20/28	343,000	EUR	$(43,470)	$(36,698)	$(6,772)

TDC A/S	(1.00)%	Quarterly	6/20/27	212,000	EUR	(4,883)	8,048	(12,931)

Telecom Italia	(1.00)%	Quarterly	12/20/28	30,000	EUR	1,159	2,433	(1,274)

Telecom Italia	(1.00)%	Quarterly	12/20/28	347,000	EUR	13,410	28,636	(15,226)

ThyssenKrupp AG	(1.00)%	Quarterly	12/20/28	29,000	EUR	824	1,314	(490)

ThyssenKrupp AG	(1.00)%	Quarterly	12/20/28	72,000	EUR	2,046	3,263	(1,217)

ThyssenKrupp AG	(1.00)%	Quarterly	12/20/28	108,000	EUR	3,070	6,730	(3,660)

ThyssenKrupp AG	(1.00)%	Quarterly	12/20/28	108,000	EUR	3,070	6,732	(3,662)

Unibail-Rodamco-Westfield SE	(1.00)%	Quarterly	12/20/28	72,000	EUR	915	3,671	(2,756)

Unibail-Rodamco-Westfield SE	(1.00)%	Quarterly	12/20/28	652,000	EUR	8,284	36,668	(28,384)

United Group BV	(5.00)%	Quarterly	6/20/28	72,000	EUR	(5,741)	7,489	(13,230)

UPC Holdings	(5.00)%	Quarterly	12/20/28	190,000	EUR	(29,424)	(27,537)	(1,887)

UPC Holdings	(5.00)%	Quarterly	12/20/28	73,000	EUR	(11,305)	(10,750)	(555)

Vodafone Group PLC	(1.00)%	Quarterly	12/20/28	167,000	EUR	(3,352)	(3,331)	(21)

Vodafone Group PLC	(1.00)%	Quarterly	12/20/28	167,000	EUR	(3,352)	(3,331)	(21)

Vodafone Group PLC	(1.00)%	Quarterly	12/20/28	231,000	EUR	(4,636)	(4,745)	109

Vodafone Group PLC	(1.00)%	Quarterly	12/20/28	146,000	EUR	(2,930)	(2,314)	(616)

Vodafone Group PLC	(1.00)%	Quarterly	12/20/28	146,000	EUR	(2,930)	(2,243)	(687)

Vodafone Group PLC	(1.00)%	Quarterly	12/20/28	146,000	EUR	(2,930)	(2,164)	(766)

Volkswagen AG	(1.00)%	Quarterly	12/20/28	1,174,000	EUR	(9,175)	21,085	(30,260)

Contracts to Sell Protection[c,d]
Traded Index

[e]CDX.EM.40	1.00%	Quarterly	12/20/28	1,000,000		(27,254)	(46,725)	19,471	Investment Grade

[e]CDX.NA.HY.41	5.00%	Quarterly	12/20/28	2,970,000		188,463	20,345	168,118	Non- Investment Grade

[e]CDX.NA.IG.41	1.00%	Quarterly	12/20/28	25,000,000		515,859	324,095	191,764	Investment Grade

[e]ITRX.EUR	1.00%	Quarterly	12/20/28	30,000,000	EUR	646,210	335,844	310,366	Investment Grade

[e]ITRX.EUR.XOVER	5.00%	Quarterly	12/20/28	12,000,000	EUR	1,022,893	427,749	595,144	Sub- Investment Grade

Total Centrally Cleared Swap Contracts						$1,803,063	$1,411,517	$391,546

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name

American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/24	339,000	$(14,638)	$10,731	$(25,369)

Bank of China	(1.00)%	Quarterly	GSCO	6/20/26	288,000	(3,932)	(3,280)	(652)

Bank of China	(1.00)%	Quarterly	GSCO	12/20/28	940,000	(11,205)	(683)	(10,522)

Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000	(1,966)	(864)	(1,102)

Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000	(1,966)	(834)	(1,132)

Bank of China	(1.00)%	Quarterly	JPHQ	12/20/28	362,000	(4,315)	(270)	(4,045)

Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	72,000	(983)	(539)	(444)

Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	72,000	(983)	(493)	(490)

China Construction	(1.00)%	Quarterly	GSCO	12/20/28	651,000	(7,752)	(473)	(7,279)

China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	288,000	(3,996)	(3,280)	(716)

China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	216,000	(2,997)	(1,249)	(1,748)

China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	216,000	(2,997)	(1,248)	(1,749)

China Construction	(1.00)%	Quarterly	JPHQ	12/20/28	796,000	(9,479)	(264)	(9,215)

Government of Argentina	(5.00)%	Quarterly	BZWS	12/20/26	465,000	226,738	144,593	82,145

Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	195,000	95,084	96,976	(1,892)

Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	253,000	123,365	77,416	45,949

Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	842,000	410,567	257,404	153,163

Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/27	612,000	310,766	380,337	(69,571)

Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/27	941,000	477,827	439,483	38,344

Government of Argentina	(5.00)%	Quarterly	JPHQ	12/20/26	253,000	123,365	77,344	46,021

Government of Egypt	(1.00)%	Quarterly	BZWS	12/20/24	713,000	5,171	34,001	(28,830)

Government of Egypt	(1.00)%	Quarterly	BZWS	12/20/25	624,000	27,182	35,826	(8,644)

Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/26	172,000	11,486	48,217	(36,731)

Government of Egypt	(1.00)%	Quarterly	CITI	12/20/24	375,000	2,720	37,287	(34,567)

Government of Egypt	(1.00)%	Quarterly	CITI	12/20/25	624,000	18,720	18,720	–

Government of Egypt	(1.00)%	Quarterly	CITI	12/20/25	610,000	26,572	102,871	(76,299)

Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	625,000	41,738	160,955	(119,217)

Government of Egypt	(1.00)%	Quarterly	CITI	12/20/27	610,000	85,281	167,420	(82,139)

Government of Korea	(1.00)%	Quarterly	GSCO	12/20/28	4,309,000	(133,903)	(125,058)	(8,845)

Government of Korea	(1.00)%	Quarterly	GSCO	12/20/28	2,281,000	(70,882)	(66,769)	(4,113)

Government of South Africa	(1.00)%	Quarterly	BZWS	12/20/24	1,220,000	(6,324)	8,919	(15,243)

Government of South Africa	(1.00)%	Quarterly	GSCO	6/20/24	1,220,000	(4,577)	2,885	(7,462)

Government of Turkey	(1.00)%	Quarterly	CITI	12/20/28	612,000	45,558	54,256	(8,698)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)
Single Name (continued)

Industrial and Commercial Bank of China	(1.00)%	Quarterly	GSCO	12/20/28	1,306,000		$(15,612)	$(949)	$(14,663)

Industrial and Commercial Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(1,933)	(802)	(1,131)

Industrial and Commercial Bank of China	(1.00)%	Quarterly	JPHQ	12/20/28	145,000		(1,733)	(48)	(1,685)

Industrial and Commercial Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	144,000		(1,933)	(923)	(1,010)

JFE Holdings Inc.	(1.00)%	Quarterly	BZWS	12/20/28	42,882,000	JPY	(9,045)	(6,524)	(2,521)

JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/28	187,961,000	JPY	(39,647)	(26,664)	(12,983)

Kawasaki Heavy Industries

Ltd.	(1.00)%	Quarterly	BZWS	12/20/28	198,470,000	JPY	(40,628)	(31,479)	(9,149)

Kobe Steel Ltd.	(1.00)%	Quarterly	GSCO	12/20/28	181,198,000	JPY	(29,449)	(13,022)	(16,427)

Lincoln National Corp.	(1.00)%	Quarterly	GSCO	6/20/25	71,000		(294)	736	(1,030)

Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	BZWS	12/20/28	57,834,000	JPY	(9,456)	(5,460)	(3,996)

Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	12/20/28	137,356,000	JPY	(22,459)	(11,172)	(11,287)

Nippon Paper Industries Co.	(1.00)%	Quarterly	BZWS	12/20/28	76,004,000	JPY	8,601	13,843	(5,242)

Nippon Paper Industries Co.	(1.00)%	Quarterly	GSCO	12/20/28	6,723,000	JPY	761	1,219	(458)

Nippon Paper Industries Co.	(1.00)%	Quarterly	JPHQ	12/20/25	7,366,000	JPY	(351)	(44)	(307)

Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/28	7,700,000	JPY	873	2,603	(1,730)

Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/24	43,477,000	JPY	(1,089)	2,743	(3,832)

Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/27	21,959,000	JPY	7,477	21,332	(13,855)

Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	14,053,000	JPY	74	3,479	(3,405)

Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/28	29,008,000	JPY	4,045	16,790	(12,745)

Softbank Group Corp.	(1.00)%	Quarterly	GSCO	6/20/28	62,367,000	JPY	8,696	34,747	(26,051)

Contracts to Sell Protectionc,d

Single Name

Government of Egypt	1.00%	Quarterly	BZWS	12/20/28	624,000		(115,194)	(134,084)	18,890	B-
Government of Egypt	1.00%	Quarterly	CITI	12/20/28	624,000		(107,640)	(107,640)	–	B-

Total OTC Swap Contracts							$1,383,309	$1,709,018	$(325,709)

Total Credit Default Swap Contracts							$3,186,372	$3,120,535	$65,837

a In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

b Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

c Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

d The Fund enters contracts to sell protection to create a long credit position.

e A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 5.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At February 29, 2024, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed Rate 9.20% Pay Floating Rate COLIBOR	Annually	4/21/25	37,851,000,000	COP	$27,101
Receive Fixed 6.30% Pay Floating rate 3-Month-JIBAR	Quarterly	7/31/25	53,795,745	ZAR	(67,337)
Receive Fixed 7.57% Pay Floating rate 3-Month-JIBAR	Quarterly	11/04/25	39,000,000	ZAR	(15,265)
Receive Fixed 39.50% Pay Floating rate	Quarterly	2/27/26	71,000,000	TRY	27,279
Receive Fixed Rate 9.70% Pay Floating Banxico Mexico 1 Month Rate	Monthly	3/18/26	120,000,000	MXN	7,747
Receive Fixed 10.42% Pay Floating BRLCDI	Annually	1/04/27	6,000,000	BRL	31
Receive Fixed 11.07% Pay Floating BRLCDI	Annually	1/04/27	9,430,255	BRL	8,858
Receive Fixed 13.29% Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	40,547
Receive Fixed 13.41% Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	83,578
Receive Fixed 13.47% Pay Floating BRLCDI	Annually	1/04/27	4,395,970	BRL	63,981
Receive Fixed 13.51% Pay Floating BRLCDI	Annually	1/04/27	8,748,347	BRL	128,888
Receive Fixed Rate 9.70% Pay Floating BRLCDI	Annually	1/04/27	14,918,852	BRL	(14,863)
Receive Fixed 8.78% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/19/27	72,800,000	MXN	27,062
Receive Fixed 4.15% Pay Floating rate Overnight SOFR	Annually	11/22/28	5,700,000		27,018
Receive Fixed 3.753% Pay Floating rate Overnight SOFR	Annually	1/19/29	582,800		(6,966)
Receive Fixed 4.0082% Pay Floating rate Overnight SOFR	Annually	2/15/29	1,740,000		(767)
Receive Fixed 4.0698% Pay Floating rate Overnight SOFR	Annually	2/21/29	1,740,000		4,143
Receive Fixed 8.47% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	37,000,000	MXN	(22,286)
Receive Fixed 8.72% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	21,700,000	MXN	6,998
Receive Fixed 7.97% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/06/33	26,200,000	MXN	(68,314)
Receive Fixed 9.61% Pay Floating rate 3-Month-JIBAR	Quarterly	1/18/34	18,000,000	ZAR	5,949

Total Interest Rate Swap Contracts					$263,382

*In U.S. dollars unless otherwise indicated.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At February 29, 2024, the Fund had the following total return swap contracts outstanding.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts

Currency Contracts - Long[a]
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/28/24	3,624,401		$–
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/28/24	2,683,198		–
FX G10 Value	Fixed 0.03%	Monthly	CITI	6/28/24	13,803,608		(333)
FX G10 Value	Fixed 0.03%	Monthly	CITI	6/28/24	10,218,872		(247)

							(580)

Equity Contracts - Long[a]
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	332,710	GBP	115,958
4imprint Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/03/24	331,140	GBP	84,325
A1 Telekom Austria AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	202,478	EUR	5,184
A2A SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	422,017	EUR	(18,207)
AbitareIn	Euro STR + 0.35%	Monthly	JPHQ	1/08/25	50,329	EUR	(7,118)
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,826,372	SEK	(11,636)
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/24	5,056,922	SEK	45,107
Adocia.	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	79,118	EUR	1,812
ADvTECH Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/24	1,749,452	ZAR	44,884
Adyen	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	159,657	EUR	40,216
Aeci Limited	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/24	7,200,308	ZAR	(29,839)
Aedas Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/01/24	68,037	EUR	9,342
Ageas	Euro STR + 0.35%	Monthly	JPHQ	5/01/24	313,572	EUR	5,361
Airtel Africa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	134,020	GBP	(30,986)
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	6,006,055	NOK	(62,858)
Alfa Financial Software	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/24	63,723	GBP	9,208
Alior Bank SA	1-Day FEDEF + 1.25%	Monthly	MSCO	1/06/25	30,782		7,233
Alleima AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/06/24	2,366,194	SEK	(23,065)
ALSO Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/15/24	480,658	CHF	34,680
Alzchem Group AG	Euro STR + 0.35%	Monthly	JPHQ	11/22/24	19,530	EUR	1,987
Amadeus Fire AG	Euro STR + 0.35%	Monthly	JPHQ	1/31/25	197,798	EUR	(22,443)
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,221,609	SEK	143,758
Amundi	1-Day EONIA + 0.30%	Monthly	MSCS	9/23/24	83,650	EUR	(2,127)
Anadolu Efes	1-Day FEDEF + 1.25%	Monthly	MSCS	1/22/25	69,769		12,204
Andritz AG	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	340,307	EUR	16,982
Anora Group PLC	Euro STR + 0.275%	Monthly	SEBA	12/23/24	72,585	EUR	8,090
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/02/24	188,697	GBP	56,233
Arcelormittal SA	Euro STR + 0.25%	Monthly	JPHQ	2/28/25	256,963	EUR	(24,325)
Arctic	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/24	85,581		16,980
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	5,621,685	SEK	68,337
ARYZTA	1-Day SARON + 0.35%	Monthly	JPHQ	4/26/24	566,550	CHF	4,795
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	88,756	EUR	(14,188)
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	182,609	CHF	(36,374)
ASML Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	90,653	EUR	38,283
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	401,387		26,706
Associated British Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/23/24	312,183	GBP	(13,212)
Atea ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	3/18/25	1,363,185	NOK	(11,001)
Atos	1-Day EONIA + 0.30%	Monthly	MSCS	3/25/25	271,111	EUR	(148,001)
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/24	216,811	EUR	39,944
Atresmedia Corporacion de Medios de Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	247,156	EUR	9,738
Attacq Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/15/24	806,479	ZAR	5,168
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/25	2,573,074	SEK	40,354
Audax Renovables SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/24/24	114,081	EUR	4,662
Aumann AG	Euro STR + 0.35%	Monthly	JPHQ	1/22/25	62,518	EUR	(682)
Awilco LNG ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/29/24	448,215	NOK	(7,124)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
B&M European Value Retail SA	1-Day SONIA + 0.35%	Monthly	MSCO	1/16/25	246,175	GBP	$(5,218)
B&S Group SA	Euro STR + 0.35%	Monthly	JPHQ	1/16/25	73,013	EUR	(3,307)
B2 Impact ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	1,463,358	NOK	8,904
BAE Systems PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/25	213,412	GBP	17,887
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/24	509,880	GBP	2,010
Banca Ifis SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	649,886	EUR	98,974
Bank of Cyprus Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/15/24	17,009	GBP	2,818
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/24	324,409	GBP	183,514
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/24	225,640	GBP	31,137
Barloworld Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/30/24	1,523,429	ZAR	(15,894)
Basilea Pharmaceutica AG	Euro STR + 6.75%	Monthly	JPHQ	5/08/24	368,672	CHF	(76,090)
Bavarian Nordic A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/24	1,864,513	DKK	2,083
Bayerische Motoren Werke AG	Euro STR + 0.35%	Monthly	JPHQ	7/03/24	202,022	EUR	9,337
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,166,148	SEK	(64,405)
BE Semiconductor Industries NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	201,572	EUR	124,290
Bechtle AG	Euro STR + 0.35%	Monthly	JPHQ	11/06/24	378,023	EUR	23,525
Bekaert SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	250,901	EUR	16,124
Bell Food Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	114,663	CHF	(4,881)
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	327,732	EUR	(15,416)
Bergenbio ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	11/27/24	598,214	NOK	(13,074)
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/24	6,788,378	SEK	(31,082)
BHG Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	2,075,084	SEK	41,950
BIC	1-Day EONIA + 0.30%	Monthly	MSCS	4/17/24	370,497	EUR	41,025
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/24	145,451	EUR	10,626
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,196,215	SEK	85,746
BKW AG	1-Day SARON + 0.35%	Monthly	JPHQ	12/12/24	189,010	CHF	(42,481)
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	256,547	EUR	(13,157)
Bodycote PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/24	306,692	GBP	(14,077)
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/19/24	162,305		(9,772)
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/24	614,678	NOK	(3,104)
Boozt AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/19/24	2,034,523	SEK	70,662
BPER Banca SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/24	263,124	EUR	70,750
Bpost	Euro STR + 0.35%	Monthly	JPHQ	11/07/24	95,762	EUR	(26,244)
Breedon Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	322,906	GBP	32,990
British Land Co. PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/24	429,526	GBP	(9,019)
Brunel International NV	1-Week STIBOR + 0.28%	Monthly	JPHQ	7/17/24	14,509	EUR	(3,310)
Brunello Cucinelli	Euro STR + 0.35%	Monthly	JPHQ	12/23/24	206,406	EUR	50,844
Bulten AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/18/24	1,108,646	SEK	4,777
Burckhardt	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	53,877	CHF	6,828
Buzzi Unicem SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	321,185	EUR	29,633
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	135,234	GBP	46,847
CaixaBank SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/21/24	252,926	EUR	13,168
Card Factory PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	202,317	GBP	10,714
Care Property Invest	Euro STR + 0.35%	Monthly	JPHQ	12/16/24	109,568	EUR	(12,266)
Cargotec OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/24	318,467	EUR	135,210
Carlsberg Group	1-Week CIBOR + 0.28%	Monthly	SEBA	9/12/24	2,136,781	DKK	(21,854)
Carmila	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/24	195,286	EUR	3,405
Carrefour	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	308,520	EUR	(24,887)
Catana Group	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	76,167	EUR	(7,276)
Catena Media PLC	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	163,194	SEK	(8,336)
Ceconomy AG	Euro STR + 0.35%	Monthly	JPHQ	7/05/24	280,942	EUR	(42,546)
Cembre	Euro STR + 0.35%	Monthly	JPHQ	11/14/24	60,578	EUR	7,598
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	188,593	EUR	49,491
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	423,818	GBP	(7,698)
Citycon OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/24	75,738	EUR	(14,925)
Clariant International AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/30/24	349,341	CHF	(44,139)
Clarkson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/06/24	203,594	GBP	49,129
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,815,325	SEK	310,833
Cliq Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	188,887	EUR	(48,575)
Cloetta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,043,288	SEK	(18,425)
Coca-Cola Europacific Partners PLC	1-Day SONIA + 0.30%	Monthly	JPHQ	10/11/24	133,341	EUR	16,385
Coca-Cola HBC AG-DI	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/24	97,475	GBP	8,265

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Colruyt Group NV	Euro STR + 0.35%	Monthly	JPHQ	12/23/24	239,852	EUR	$16,838
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	362,401	EUR	5,993
Compagnie des Alpes	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	88,270	EUR	(1,858)
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/24	452,898	GBP	65,853
Conduit Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	10/17/24	306,726	GBP	49,228
Coor Service Management Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	660,889	SEK	(5,279)
Corem Property Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	3,366,669	SEK	55,975
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/15/24	32,711	GBP	167
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	568	GBP	41
Currys PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	40,969	GBP	18,699
Dampskibsselskabet Norden A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	1,040,115	DKK	(25,399)
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	403,810	EUR	117,941
Danske Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	11/13/24	1,646,162	DKK	30,541
Darktrace PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/24	272,230	GBP	(9,870)
Dassault Aviation	1-Day EONIA + 0.30%	Monthly	MSCS	9/16/24	183,309	EUR	112
Dassault Systemes	1-Day EONIA + 0.30%	Monthly	MSCO	2/17/25	140,524	EUR	140
DCC PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	232,680	GBP	55,913
Deceuninck	Euro STR + 0.35%	Monthly	JPHQ	11/07/24	56,948	EUR	(1,095)
Dedicare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/27/24	1,033,895	SEK	(10,609)
Derichebourg SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	277,558	EUR	(51,036)
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	324,933	EUR	63,063
Deutsche Beteiligungs AG	Euro STR + 0.35%	Monthly	JPHQ	12/19/24	117,757	EUR	(15,999)
Deutsche Lufthansa AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/24	57,474	EUR	(3,868)
Develia SA	1-Day FEDEF + 1.25%	Monthly	MSCO	12/19/24	41,674		353
DNO ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/15/24	1,516,382	NOK	(20,438)
DO & CO AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/24	89,279	EUR	32,825
Dom Development	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/24	37,713		(806)
dotdigital Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/03/24	25,740	GBP	3,428
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	417,925	GBP	(82,984)
Dunelm Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/03/24	276,940	GBP	8,364
Duni AB	1-Week STIBOR + 0.275%	Monthly	SEBA	1/16/25	1,211,163	SEK	(3,359)
E.ON SE	Euro STR + 0.35%	Monthly	JPHQ	8/19/24	396,886	EUR	11,482
Easyjet PLC	1-Day SONIA + 0.35%	Monthly	MSCO	7/17/24	438,882	GBP	38,214
Ebro Foods	1-Day EONIA + 0.35%	Monthly	MSCO	12/04/24	236,284	EUR	(12,762)
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	69,817	EUR	(17,331)
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	1/08/25	7,222	EUR	(1,592)
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	467,052	CHF	165,893
Electrolux Professional AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/24	1,448,301	SEK	15,458
Elekta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/05/24	1,152,048	SEK	(7,189)
Elektrotim	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/24	22,588		2,040
Elmera Group ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	1/27/25	863,438	NOK	5,068
Elis SA	1-Day EONIA + 0.30%	Monthly	MSCS	2/26/25	159,082	EUR	35,495
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/24	216,482	EUR	10,147
Enad Global 7 AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	2,665,519	SEK	(127,259)
Endesa SA	1-Day EONIA + 0.35%	Monthly	MSCS	1/13/25	358,912	EUR	(40,690)
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	229,645		16,150
Enel Group	Euro STR + 0.35%	Monthly	JPHQ	10/28/24	159,077	EUR	(925)
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/18/24	20,700		1,024
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	1/27/25	47,218		2,155
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	2/14/25	188,825		8,391
Engie SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/24	319,420	EUR	838
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/24	1,533,714	EUR	39,468
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	323,440	GBP	(94,209)
Entra ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	11/21/24	217,555	NOK	(1,744)
Eolus Vind AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/23/24	641,396	SEK	(10,791)
Equals Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/20/24	103,837	GBP	(8,266)
Equity Flows	Fixed 0.10%	Monthly	JPHQ	6/28/24	1,276,458		(83)
Equity Flows	Fixed 0.10%	Monthly	JPHQ	6/28/24	946,464		(62)
Equity Low Beta	Fixed (0.19)%	Monthly	DBAB	6/28/24	1,441,301		7
Equity Low Beta	Fixed (0.19)%	Monthly	DBAB	6/28/24	1,946,481		10
Equity Momentum	Fixed (0.19)%	Monthly	DBAB	6/28/24	3,177,955		16
Equity Momentum	Fixed (0.19)%	Monthly	DBAB	6/28/24	4,293,761		22

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Equity Value	Fixed (0.19)%	Monthly	DBAB	6/28/24	7,313,739		$–
Equity Value	Fixed (0.19)%	Monthly	DBAB	6/28/24	5,413,543		29
Ercros SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	205,541	EUR	(67,867)
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,436,794	SEK	(8,790)
Eurobio Scientific SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	60,463	EUR	(11,027)
Eurocash	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/25	105,623		2,263
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	406,113	EUR	(38,709)
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	64,549	EUR	15,314
Fabege AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/21/24	2,343,677	SEK	(29,020)
Fagron NV	Euro STR	Monthly	JPHQ	8/19/24	283,986	EUR	19,235
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	104,022	EUR	(21,134)
Fortum Corp.	Euro STR + 0.275%	Monthly	SEBA	7/17/24	127,045	EUR	(22,369)
Forvia	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	347,416	EUR	(82,531)
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/24	47,164	GBP	43,972
freenet AG	Euro STR + 0.35%	Monthly	JPHQ	8/08/24	207,205	EUR	27,390
Fuchs Petrolub SE	Euro STR + 0.35%	Monthly	JPHQ	4/25/24	224,237	EUR	10,854
Fugro NV	Euro STR + 0.35%	Monthly	JPHQ	5/27/24	435,104	EUR	144,030
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	72,997	GBP	24,365
Games Workshop Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/16/25	292,047	GBP	(14,340)
[b,c]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/25	–		–
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	3,057,456	DKK	(91,956)
Gerresheimer AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	415,225	EUR	31,994
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	509,693	EUR	(141,442)
Granges AB	1-Week STIBOR + 0.28%	Monthly	SEBA	9/02/24	2,814,325	SEK	(13,131)
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/24	288,735	GBP	99,140
Groupe SEB	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/24	290,016	EUR	37,463
Grupo Catalana Occidente	1-Day EONIA + 0.35%	Monthly	MSCS	11/11/24	255,515	EUR	32,128
Gulf Keystone Petroleum Ltd.	1-Day SONIA + 0.25%	Monthly	MSCS	7/17/24	39,903	GBP	(8,457)
H&M Hennes & Mauritz AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/24	3,119,264	SEK	(43,880)
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/24	4,474,367	DKK	(15,219)
Hammerson PLC	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/24	321,707	GBP	(5,449)
HANZA AB	1-Week STIBOR + 0.28%	Monthly	SEBA	6/14/24	2,109,387	SEK	(19,291)
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/24	387,031	EUR	104,442
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	328,809	EUR	157,028
Hera	Euro STR + 0.35%	Monthly	JPHQ	1/10/25	323,121	EUR	17,970
Hikma Pharmaceuticals PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/08/25	268,573	GBP	8,673
Hilton Food Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/18/24	178,332	GBP	12,276
Hochtief AG	Euro STR + 0.35%	Monthly	JPHQ	3/18/25	290,707	EUR	54,750
Hoegh Autoliners AS	1-Week NIBOR + 0.275%	Monthly	SEBA	4/26/24	2,477,093	NOK	118,826
Hoist Finance AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	1,027,992	SEK	32,623
Holcim Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/24	382,518	CHF	78,617
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	358,309	EUR	(15,820)
Hugo Boss AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	138,009	EUR	8,239
Huhtamaki OYJ	Euro STR + 0.275%	Monthly	SEBA	1/30/25	393,355	EUR	(5,821)
Humble Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	759,516	SEK	5,608
Husqvarna AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/25/24	3,252,949	SEK	(5,323)
HUUUGE Inc.	1-Day FEDEF + 1.25%	Monthly	MSCS	7/01/24	117,031		12,670
hVIVO PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/27/24	55,600	GBP	29,709
Hyundai Motor Co.	1-Day FEDEF + 0.30%	Monthly	MSCS	2/05/25	714,936		30,257
Immobiliare Grande Distribuzione SIIQ SpA	1-Day EONIA + 0.30%	Monthly	JPHQ	7/17/24	149,331	EUR	(33,789)
Indra Sistemas SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	378,720	EUR	150,297
Indus-Holding AG	Euro STR + 0.35%	Monthly	JPHQ	10/11/24	75,792	EUR	10,082
Industrivarden AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/24	5,626,254	SEK	102,168
Infineon Technologies AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/30/24	302,844	EUR	(4,738)
ING Groep NV	Euro STR + 0.35%	Monthly	JPHQ	4/22/24	243,691	EUR	8,410
Instone Real Estate Group SE	Euro STR + 0.35%	Monthly	JPHQ	12/12/24	75,072	EUR	5,578
Intercos Group	Euro STR + 0.35%	Monthly	JPHQ	5/03/24	185,255	EUR	(3,809)
Intermediate Capital Group	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/25	291,711	GBP	70,458
International Consolidated Airlines Group SA	1-Day SONIA + 0.30%	Monthly	MSCS	5/27/24	348,861	GBP	(22,722)
Intershop	1-Day SARON + 0.35%	Monthly	JPHQ	10/21/24	115,066	CHF	1,250

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Intesa Sanpaolo SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/24	519,730	EUR	$38,445
Investec	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/24	375,172	GBP	18,790
Investor AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/06/24	1,573,587	SEK	23,011
Inwido AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,303,351	SEK	63,388
Ionos Group SE	Euro STR + 0.35%	Monthly	JPHQ	11/06/24	109,297	EUR	35,541
IP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	166,700	GBP	(31,264)
Ipsen Pharma SAS	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	410,948	EUR	(38,999)
Iren	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	172,391	EUR	(14,536)
Italian Sea Group (The)	Euro STR + 0.35%	Monthly	JPHQ	6/17/24	238,188	EUR	74,601
Iveco	Euro STR + 0.35%	Monthly	JPHQ	11/28/24	260,054	EUR	95,206
IWG PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/03/24	298,825	GBP	51,275
J D Wetherspoon PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/10/24	455,487	GBP	24,800
Jacquet Metals SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	46,038	EUR	6,447
JCDecaux SE	1-Day EONIA + 0.30%	Monthly	MSCS	11/07/24	120,732	EUR	14,256
JD Sports Fashion PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	448,154	GBP	(51,121)
Jenoptik AG	Euro STR + 0.35%	Monthly	JPHQ	8/19/24	151,050	EUR	14,426
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/24	350,004	GBP	73,239
Johnson Service Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/07/24	292,342	GBP	86,146
JOST Werke SE	Euro STR + 0.35%	Monthly	JPHQ	7/05/24	226,260	EUR	(109)
JSW	1-Day FEDEF + 1.25%	Monthly	MSCO	1/27/25	238,760		(10,532)
Julius Baer	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	450,966	CHF	(81,617)
Just Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	548,971	GBP	2,178
Kamux Corp.	Euro STR + 0.275%	Monthly	SEBA	2/06/25	31,442	EUR	643
Kap Industrial Holdings Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/24	3,623,194	ZAR	(61,726)
Kaufman ET Broad	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	81,283	EUR	(4,548)
Kemira OYJ	1-Week Euro STR + 0.275%	Monthly	SEBA	7/17/24	410,000	EUR	11,912
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	114,031	GBP	(44,947)
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	9,590		9,693
Kinepolis	Euro STR + 0.35%	Monthly	JPHQ	2/26/25	30,227	EUR	(1,724)
Kitron ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/24	4,216,326	NOK	15,320
Kitwave Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/09/24	45,319	GBP	8,165
Klepierre SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/08/24	102,107	EUR	(479)
Knights Group Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/24	20,864	GBP	3,733
Koc Holding AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	310,767		80,616
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/24	455,930	EUR	182,722
Koninklijke KPN NV	Euro STR + 0.35%	Monthly	JPHQ	10/11/24	356,301	EUR	20,276
Koninklijke Philips NV	Euro STR + 0.35%	Monthly	JPHQ	8/26/24	319,190	EUR	(27,060)
Krones AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	266,241	EUR	26,040
Lancashire Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	2/19/25	295,780	GBP	39,636
Lar Espana Real Estate SOCIMI SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	102,992	EUR	27,073
Lassila & Tikanoja PLC	Euro STR + 0.275%	Monthly	SEBA	1/27/25	38,496	EUR	(3,363)
Learning Technologies Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/01/24	190,707	GBP	14,933
Leonardo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	74,811	EUR	5,985
Leonteq AG	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	299,706	CHF	(113,358)
Lindab International AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/24	2,906,925	SEK	82,141
Link Mobility Group Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/24	1,724,313	NOK	(4,939)
LiveChat Software SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	166,285		(17,442)
Logitech International	1-Day + 0.35%	Monthly	JPHQ	2/17/25	251,026	CHF	3,517
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/15/24	6,834,567	SEK	(81,142)
LPP	1-Day FEDEF + 1.25%	Monthly	MSCS	10/10/24	510,841		103,457
Lundbergs AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/19/24	2,454,422	SEK	37,770
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/24	348,151	EUR	119,083
Man Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/24	268,146	GBP	31,067
Map Aktif Adiperkasa PT	1-Day EONIA + 0.35%	Monthly	MSCS	2/26/25	131,418	EUR	(272)
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	399,454	GBP	37,103
Maurel & Prom	1-Day EONIA + 0.30%	Monthly	MSCS	5/16/24	245,430	EUR	(18,412)
Mavi Giyim Sanayi Ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	6,663		2,593
Medios AG	Euro STR + 0.35%	Monthly	JPHQ	11/01/24	126,070	EUR	(3,823)
Meier Tobler Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/24	152,647	CHF	(26,163)
Mensch und Maschine Software SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	89,849	EUR	(1,032)
Mersen	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	343,957	EUR	(7,421)
Metropole TV	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	191,240	EUR	(707)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
MFE	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	451,225	EUR	$(14,640)
Migros Ticaret	1-Day FEDEF + 0.30%	Monthly	MSCS	9/09/24	8,743		3,474
Mitchells & Butlers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	239,820	GBP	16,243
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	393,889	GBP	84,863
Modern Times Group MTG AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/24	5,588,239	SEK	(10,950)
Momentum Metropolitan Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	6/12/24	9,356,510	ZAR	53,438
Moneysupermarket.com	1-Day SONIA + 0.35%	Monthly	MSCS	2/27/25	380,502	GBP	(19,224)
Montea NV	Euro STR + 0.35%	Monthly	JPHQ	6/05/24	282,599	EUR	273
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	388,989	GBP	109,186
Mowi ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,579,773	NOK	22,418
MPC Container Ships ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,421,137	NOK	(52,396)
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/15/24	4,947,129	ZAR	(68,642)
Mycronic AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/10/25	172,526	SEK	4,254
Naspers Ltd	1-Day SABOR + 0.70%	Monthly	MSCO	1/22/25	2,694,664	ZAR	7,706
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	4,293,278	SEK	131,406
Neinor Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	174,773	EUR	(6,455)
NEPI Rockcastle NV	1-Day SABOR + 0.70%	Monthly	MSCS	11/18/24	5,760,860	ZAR	82,426
Netcare Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/02/24	11,570,418	ZAR	(21,261)
Network International Holdings	1-Day SONIA + 0.40%	Monthly	BZWS	2/14/25	123,848	GBP	(431)
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	338,857	EUR	91,665
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/24	891,054	DKK	(1,312)
Niox Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/25	23,726	GBP	565
NKT A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/24	2,334,679	DKK	126,801
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	536,094	EUR	114,310
Noram Drilling AS	1-Week NIBOR + 0.275%	Monthly	SEBA	9/20/24	804,304	NOK	(15,931)
Norbit ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	12/20/24	475,633	NOK	7,384
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,828,801	SEK	7,656
Nordic Paper Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/24	1,295,445	SEK	32,982
Norsk Hydro ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/08/24	2,108,186	NOK	(32,747)
Norwegian Air Shuttle ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/24	1,934,315	NOK	141,317
Novartis AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/22/24	452,358	CHF	(1,684)
Novo Nordisk A/S-B	1-Week CIBOR + 0.275%	Monthly	SEBA	7/17/24	2,329,013	DKK	147,259
Odfjell Technology Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/18/24	1,334,213	NOK	21,682
Odfjell Technology Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	1/08/25	226,517	NOK	(118)
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	3,938,422	NOK	(102,079)
Oma Saastopankki OYJ	Euro STR + 0.275%	Monthly	SEBA	12/16/24	62,548	EUR	1,781
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/24	2,541,376	ZAR	3,516
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	236,766	GBP	21,037
Ontex Group NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	159,160	EUR	3,246
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/24	59,729	EUR	(12,964)
ORIOR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	160,932	CHF	(24,986)
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	84,513	EUR	(9,941)
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/24	303,173	GBP	31,363
Osram Licht AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/24	549,621	CHF	(340,484)
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/24	509,583	EUR	(15,928)
Pagegroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	71,933	GBP	3,863
Pandora A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/24	2,277,976	DKK	82,678
Pandox AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/24	2,050,095	SEK	35,227
Panoro Energy ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	10/30/24	2,588,143	NOK	(23,982)
Paragon Banking Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	2/03/25	82,572	GBP	39,439
Paypoint	1-Day SONIA + 0.35%	Monthly	MSCS	9/23/24	191,042	GBP	(13,054)
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	1,110,998	DKK	6,975
Petershill Partners PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/23/25	154,335	GBP	841
Peugeot Invest SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	25,346	EUR	681
Pexip Holding	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/24	745,007	NOK	5,010
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/24	439,806		49,592
Playtech PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/10/24	609,347	GBP	(146,509)
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	171,979	EUR	13,983
Poste Italiane SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	332,800	EUR	28,515
PPC Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/17/24	829,500	ZAR	10,747
Premier Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	72,109	GBP	7,367
Prevas AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/03/24	508,276	SEK	17,625

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Publicis Groupe SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/24	242,799	EUR	$75,667
Puma SE	Euro STR + 0.35%	Monthly	JPHQ	1/06/25	282,443	EUR	(28,574)
Puuilo PLC	1-Week Euro STR + 0.275%	Monthly	SEBA	4/22/24	224,150	EUR	51,210
PVA TePla AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	160,092	EUR	23,056
Qiagen NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	77,614	EUR	4,917
Quadient	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/24	119,853	EUR	14,554
Rai Way SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	231,675	EUR	(15,076)
Raiffeisen Bank International AG	Euro STR + 0.35%	Monthly	JPHQ	11/28/24	278,745	EUR	57,770
Rainbow	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/24	59,293		13,709
Randstad NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	130,833	EUR	(3,534)
Raysearch Laboratories AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/04/24	1,062,159	SEK	7,022
Regional Reit Ltd	1-Day SONIA + 0.35%	Monthly	MSCO	12/05/24	90,348	GBP	(32,695)
Renew Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	177,954	GBP	46,519
Repsol SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/12/24	190,605	EUR	6,424
Retail Estates NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	263,830	EUR	(9,811)
Reunert Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/15/24	3,782,449	ZAR	15,102
Rexel	1-Day EONIA + 0.30%	Monthly	MSCS	7/15/24	57,173	EUR	7,396
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	627,890	CHF	(150,054)
Rockwool A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	3,218,678	DKK	83,280
Rolls-Royce Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/25	246,898	GBP	26,157
Rubis	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/24	424,615	EUR	43,384
RWE AG	1-Day EONIA + 0.40%	Monthly	MSCS	1/27/25	1,021,138	EUR	(38,637)
SA Corporate Real Estate Ltd.	1-Day SABOR + 0.34%	Monthly	MSCS	7/17/24	1,505,136	ZAR	14,081
Saab AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,162,960	SEK	32,148
Sainsbury J PLC	1-Day SONIA + 0.35%	Monthly	MSCO	12/04/24	399,977	GBP	(73,106)
Saint-Gobain SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	347,494	EUR	106,026
Salzgitter AG	Euro STR + 0.35%	Monthly	JPHQ	12/13/24	281,755	EUR	(23,876)
Sanlam Ltd	1-Day SABOR + 0.70%	Monthly	MSCO	12/04/24	8,795,886	ZAR	29,905
Sanlorenzo	Euro STR + 0.35%	Monthly	JPHQ	8/26/24	360,048	EUR	12,931
Sany Heavy Industrial Co. Ltd	1-Day FEDEF + 0.30%	Monthly	MSCS	1/02/25	364,764		(5,199)
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/24	11,365,487	ZAR	35,880
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/24	7,474,483	ZAR	(122,107)
SATS ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	2/17/25	378,025	NOK	(997)
Scandi Standard AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,953,827	SEK	53,625
Scanfil PLC	Euro STR + 0.275%	Monthly	SEBA	10/17/24	52,855	EUR	3,197
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/24	377,428	CHF	73,964
SCOR SE	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/24	512,859	EUR	(1,108)
Securitas AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,790,781	SEK	41,191
Serco Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/24	372,922	GBP	117,534
Serica Energy PLC	SONIA + 0.35%	Monthly	MSCS	6/03/24	184,388	GBP	(57,850)
Severfield PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/27/24	45,654	GBP	(11,417)
SHELL PLC	1-Day SONIA + 0.40%	Monthly	MSCS	5/03/24	1,150,146	GBP	9,424
Siegfried	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/24	485,135	CHF	106,270
Siemens AG	1-Day EONIA + 0.40%	Monthly	JPHQ	7/05/24	236,856	EUR	32,155
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/03/25	1,842,186	EUR	50,575
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	414,830	EUR	(47,746)
SIPEF	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	36,341	EUR	(5,627)
Sirius Real Estate Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/22/24	382,766	GBP	10,097
Skan	1-Day SARON + 0.35%	Monthly	JPHQ	9/26/24	210,969	CHF	26,519
SKF AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/25/25	4,923,871	SEK	72,063
SMA Solar Technology AG	Euro STR + 0.35%	Monthly	JPHQ	9/12/24	492,531	EUR	(20,239)
SMCP SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	262,280	EUR	(125,932)
Smurfit Kappa Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	197,022	GBP	53,495
Societe Generale SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	248,416	EUR	(10,123)
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/14/24	100,312	EUR	85,717
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	5,483	EUR	5,747
Solar A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/24	1,072,321	DKK	(39,664)
Solvay	Euro STR + 0.35%	Monthly	JPHQ	10/10/24	366,965	EUR	(27,391)
Sopra Steria Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	386,994	EUR	104,893
Spar Nord Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	4/22/24	2,170,537	DKK	30,992
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	108,789	GBP	(43,306)
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,443,829	SEK	42,489

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Stadler Rail AG	Euro STR + 0.35%	Monthly	JPHQ	7/31/24	274,905	CHF	$(33,288)
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	218,031	GBP	11,160
STEF	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	39,134	EUR	9,660
Stellantis NV	Euro STR + 0.35%	Monthly	JPHQ	7/12/24	396,277	EUR	183,196
Stellantis NV	1-Day EONIA + 0.40%	Monthly	MSCS	1/13/25	1,455,426	EUR	15,352
SThree PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/24	286,053	GBP	29,553
Stolt-Nielsen Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,036,380	NOK	58,270
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/24	381,640	EUR	43,380
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/24	518,377	CHF	120,733
Sun International Hotels Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/24	2,257,628	ZAR	1,054
Surgical Science Sweden AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/25/24	1,351,596	SEK	(15,653)
Swatch Group Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	373,953	CHF	(74,427)
Swiss Life Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	123,488	CHF	18,433
Swiss Re AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	325,316	CHF	61,274
Sydbank A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	2,354,135	DKK	71,611
Sylvania Platinum Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	178,345	GBP	(85,613)
Synektik	1-Day FEDEF + 1.25%	Monthly	MSCS	9/05/24	87,116		80,492
Tag Immobilien AG	Euro STR + 0.35%	Monthly	JPHQ	12/09/24	202,254	EUR	(20,729)
TAKKT AG	Euro STR + 0.35%	Monthly	JPHQ	6/10/24	48,929	EUR	(1,057)
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	193,605	EUR	53,526
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	225,969		(14,102)
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	235,081	GBP	66,951
Team Internet Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	308,919	GBP	30,785
TeamViewer AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/24	533,361	EUR	7,424
Technogym SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	322,021	EUR	42,431
Tecnicas Reunidas SA	1-Day EONIA + 0.35%	Monthly	MSCO	2/28/25	73,345	EUR	294
Telenor ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	10/28/24	2,832,944	NOK	(7,418)
Telkom SA SOC Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/24	6,049,817	ZAR	52,068
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/25	85,138		16,882
Terveystalo PLC	Euro STR + 0.28%	Monthly	SEBA	7/17/24	137,292	EUR	(14,418)
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/24	485,021	EUR	66,152
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	47,396	GBP	(28,933)
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/24	4,132,646	ZAR	(122,443)
ThyssenKrupp AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	401,247	EUR	(125,742)
TI Fluid Systems PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/12/25	115,685	GBP	339
Titan Cement	Euro STR + 0.35%	Monthly	JPHQ	9/05/24	85,082	EUR	48,514
Torpol SA	1-Day FEDEF + 1.25%	Monthly	MSCO	1/30/25	22,249		687
Torunlar GYO	1-Day FEDEF + 1.25%	Monthly	MSCS	7/12/24	251,224		78,092
Traton SE INH O.N.	Euro STR + 0.35%	Monthly	JPHQ	9/12/24	127,305	EUR	35,534
Triple Point Social Housing	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/25	21,696	GBP	(1,658)
Tristel PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/27/25	28,901	GBP	1,639
Tubacex SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/26/24	108,398	EUR	7,764
u-blox AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	470,954	CHF	(84,389)
UBS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	221,806	CHF	31,561
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/24	323,785	EUR	105,530
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	440,251	EUR	223,244
UPM-Kymmene Corp.	Euro STR + 0.275%	Monthly	SEBA	12/18/24	260,385	EUR	(20,402)
Vaisala Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/24	37,358	EUR	(538)
Valeo	1-Day EONIA + 0.30%	Monthly	MSCS	10/09/24	317,987	EUR	(55,037)
Valiant.	Euro STR + 0.35%	Monthly	JPHQ	7/12/24	42,284	CHF	2,943
Var Energi ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	10/23/24	4,024,196	NOK	47,438
VBG Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	1/16/25	1,565,868	SEK	12,935
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/26/24	2,030,470	NOK	1,748
Veolia Environnement SA	1-Day EONIA + 0.40%	Monthly	MSCS	6/03/24	4,105,779	EUR	(123,567)
Veolia Environnement SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/26/24	209,696	EUR	2,199
Verallia	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	315,130	EUR	(1,379)
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	150,407	GBP	12,931
Vesuvius PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/26/24	337,219	GBP	60,214
Vetropack	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	120,870	CHF	(4,214)
Vicat SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/24	203,683	EUR	19,689
Vienna Insurance Group AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	69,212	EUR	1,833
Virgin Money PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	221,691	GBP	3,682

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Vitrolife AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/10/25	2,319,208	SEK	$19,216
Vodafone Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/20/25	130,557	GBP	2,050
Voestalpine AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	167,723	EUR	(12,527)
Wallenius Wilhelmsen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,278,739	NOK	7,808
Wartsila Corp.	Euro STR + 0.275%	Monthly	SEBA	10/17/24	310,274	EUR	74,635
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	338,556	GBP	(265,484)
WBHO Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	12/04/24	2,156,024	ZAR	(1,027)
Webuild SpA	Euro STR	Monthly	JPHQ	7/17/24	385,565	EUR	49,387
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	239,097	EUR	(14,582)
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	311,470	GBP	30,129
Wolters Kluwer NV	Euro STR + 0.35%	Monthly	JPHQ	4/17/24	172,531	EUR	2,010
Workspace Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/28/24	282,418	GBP	(12,321)
X Fab Silicon Foundries EV	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	301,355	EUR	(88,332)
Yara International ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,257,719	NOK	(38,390)
YU Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/25	39,866	GBP	691
Zalando SE	Euro STR	Monthly	JPHQ	3/03/25	681,797	EUR	(120,767)
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	351,277	CHF	(38,684)
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	49,427	EUR	(3,870)

							5,254,404

Interest Rate Contracts - Long[a]
Cross Asset Trend	Fixed (0.50)%	Monthly	DBAB	6/28/24	6,224,532		86
Cross Asset Trend	Fixed (0.50)%	Monthly	DBAB	6/28/24	4,608,097		24

							110

Equity Contracts – Short[d]
888 Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/24	235,120	GBP	(17,023)
Aalberts NV	Euro STR - 0.30%	Monthly	JPHQ	2/10/25	189,463	EUR	(28,644)
AB Dynamics PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/18/24	132,162	GBP	(40,590)
abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	143,782	GBP	33,006
ABSA Group Ltd	1-Day SABOR - 0.50%	Monthly	MSCO	12/13/24	3,430,203	ZAR	(7,371)
Accesso Technology Group	1-Day SONIA - 2.75%	Monthly	MSCS	9/27/24	44,792	GBP	3,549
ACEA	Euro STR - 0.30%	Monthly	JPHQ	10/14/24	579,776	EUR	(80,135)
Ackermans & van Haaren	Euro STR - 0.30%	Monthly	JPHQ	3/18/25	521,515	EUR	(39,174)
Addnode Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/24	2,728,977	SEK	(91,929)
adesso SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	188,802	EUR	(5,558)
adesso SE	Euro STR - 0.30%	Monthly	JPHQ	1/08/25	18,854	EUR	(2,042)
Adidas AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	65,178	EUR	(8,956)
Admiral Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	389,004	GBP	(113,418)
Aena S.M.E. S.A.	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	171,507	EUR	(46,537)
AF Gruppen ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	10/07/24	623,610	NOK	(6,499)
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/24	311,758	NOK	453
Air Liquide	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	156,931	EUR	(14,412)
Airbus SE	1-Day EONIA - 0.30%	Monthly	MSCO	12/11/24	134,880	EUR	(10,610)
Aker BP ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	1,306,868	NOK	11,397
Aker Carbon Capture ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/14/24	2,556,373	NOK	83,613
Aker Horizons	1-Week NIBOR - 4.25%	Monthly	SEBA	11/22/24	864,592	NOK	24,724
ALCON N	1-Day SARON - 0.35%	Monthly	JPHQ	8/12/24	69,467	CHF	(170)
ALD	1-Day EONIA - 0.30%	Monthly	MSCS	5/15/24	350,366	EUR	122,230
Alfen NV	Euro STR - 0.80%	Monthly	JPHQ	3/07/25	485,378	EUR	46,574
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/24	224,041		(18,705)
Allfunds Group PLC	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	394,397	EUR	(60,422)
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	256,973	CHF	1,589
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/24	3,531,635	DKK	(43,666)
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/24	196,951	EUR	17,428
Alpha Financial Markets	1-Day SONIA - 0.30%	Monthly	MSCO	2/17/25	59,463	GBP	1,075
Alpha FX Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	58,203	GBP	(1,517)
Alphawave IP Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/24/25	255,233	GBP	(149,873)
Alstom SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/13/24	134,498	EUR	(4,353)
Alten	1-Day EONIA - 0.30%	Monthly	MSCO	12/11/24	112,003	EUR	(5,541)
Anglo American Platinum Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/24	5,629,576	ZAR	(284)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Anglogold Ashanti PLC	1-Day SABOR - 0.50%	Monthly	MSCO	12/13/24	4,511,198	ZAR	$(27,310)
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/24	331,881	EUR	(7,686)
Antares Vision	Euro STR - 2.65%	Monthly	JPHQ	8/07/24	46,971	EUR	(7,956)
Antin Infrastructure Partners	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	69,266	EUR	(7,391)
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/17/25	250,501	GBP	(49,187)
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/24	358,999	CHF	(51,377)
Arcadis	Euro STR - 0.30%	Monthly	JPHQ	4/04/24	308,219	EUR	(109,589)
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/24	133,760		(58,506)
argenx SE	Euro STR - 0.30%	Monthly	JPHQ	7/01/24	111,598	EUR	12,420
Ariston Holding	Euro STR - 0.30%	Monthly	JPHQ	9/11/24	416,383	EUR	45,107
Ascential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	293,586	GBP	(119,188)
Ascopiave SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	83,843	EUR	2,133
Aselsan AS	1-Day FEDEF - 7.50%	Monthly	MSCS	7/17/24	18,998		(38,855)
Ashtead Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	12/16/24	267,255	GBP	(23,929)
Aspen Pharmacare Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	4,764,078	ZAR	(1,949)
Assa Abloy AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/24	3,227,872	SEK	(57,377)
Aston Martin Lagonda Global Holdings PLC	1-Day SONIA - 8.75%	Monthly	MSCS	7/17/24	168,433	GBP	25,000
Astral Foods Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/12/24	6,219,214	ZAR	27,350
Aubay Technology	1-Day EONIA - 0.30%	Monthly	MSCO	12/11/24	53,336	EUR	(2,247)
Auction Technology Group	1-Day SONIA - 0.30%	Monthly	MSCS	11/01/24	235,577	GBP	(20,510)
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/24	253,912	EUR	102,111
Avanza Bank Holding AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/24	2,268,714	SEK	(6,860)
Aviva	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/24	81,772	GBP	(9,404)
Avon Protection PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	102,133	GBP	(22,219)
Axfood AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/25	1,123,417	SEK	(6,976)
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	445,815	EUR	(17,362)
Bachem AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	356,492	CHF	22,482
Baloise Holdings SA	1-Day SARON - 0.35%	Monthly	JPHQ	12/09/24	200,318	CHF	(11,403)
Banca Sistema SpA	Euro STR - 3.75%	Monthly	JPHQ	7/17/24	41,830	EUR	(1,658)
Bank of America MLEIAPRE Index	EONIA - 0.30%	Monthly	BOFA	3/21/25	177,179	EUR	21,581
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/24	514,734	CHF	(64,598)
Barry Callebaut	1-Day SARON - 0.35%	Monthly	JPHQ	11/13/24	336,109	CHF	45,935
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/24	158,519	EUR	18,659
Basler AG	Euro STR - 1.20%	Monthly	JPHQ	7/17/24	95,161	EUR	(26,240)
BAWAG Group AG	Euro STR - 0.30%	Monthly	JPHQ	10/23/24	196,631	EUR	(43,613)
Bayer AG	Euro STR - 0.30%	Monthly	JPHQ	8/28/24	127,764	EUR	2,508
BayWa AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	242,387	EUR	67,771
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	468,526	EUR	82,950
Beijer Alma AB	1-Week STIBOR - 0.28%	Monthly	SEBA	1/24/25	525,745	SEK	1,055
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	5,170,365	SEK	(77,159)
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	315,240	CHF	1,209
Bellevue Group AG	1-Day SARON - 1.10%	Monthly	JPHQ	12/12/24	59,579	CHF	2,651
BHP Group Ltd	1-Day SONIA - 1.52%	Monthly	MSCO	12/02/24	173,013	GBP	6,084
Big Yellow Group	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/24	4,373	GBP	1,008
Bilia AB Ser. A	1-Week STIBOR - 0.275%	Monthly	SEBA	9/25/24	1,077,569	SEK	(28,676)
Bioarctic AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	1,124,333	SEK	582
Biomerieux	1-Day EONIA - 0.30%	Monthly	MSCS	9/16/24	135,551	EUR	(9,730)
Boliden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/07/24	3,596,457	SEK	33,433
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	564,313	EUR	(113,998)
Bonava AB	1-Week STIBOR - 0.28%	Monthly	SEBA	1/24/25	634,832	SEK	31,888
Borr Drilling Limited	1-Week NIBOR - 0.75%	Monthly	SEBA	9/09/24	1,885,051	NOK	21,241
Borussia Dortmund	Euro STR - 0.95%	Monthly	JPHQ	7/17/24	131,589	EUR	14,493
Bossard AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	490,989	CHF	16,715
Branicks Group AG	Euro STR - 0.75%	Monthly	JPHQ	2/10/25	30,805	EUR	21,969
Bravida Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/25	931,010	SEK	(8,459)
British American Tobacco	1-Day SONIA - 0.30%	Monthly	MSCS	9/27/24	119,170	GBP	9,137
Burkhalter	1-Day SARON - 0.35%	Monthly	JPHQ	9/20/24	76,068	CHF	(2,289)
BW Energy Ltd.	1-Week NIBOR - 0.45%	Monthly	SEBA	7/17/24	1,576,701	NOK	(5,300)
BW Offshore Ltd.	1-Week NIBOR - 0.28%	Monthly	SEBA	7/19/24	1,909,072	NOK	540
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	594,072	EUR	(10,710)
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/24	2,892,454	NOK	(19,422)
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/24	289,206	EUR	53,100

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Cancom SE	1-Month EURIBOR - 0.25%	Monthly	JPHQ	7/17/24	430,723	EUR	$1,907
Capgemini	1-Day EONIA - 0.30%	Monthly	MSCS	9/23/24	88,150	EUR	(29,460)
Capitec Bank Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/14/24	12,128,755	ZAR	(87,629)
Capricorn Energy PLC	1-Day SONIA - 0.30%	Monthly	MSCO	12/23/24	27,338	GBP	(199)
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/23/24	200,657	EUR	13,699
Carl Zeiss Meditec AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	293,134	EUR	(80,379)
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/24	136,856		9,460
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/24	577,830	EUR	30,348
Celon Pharma SA	1-Day FEDEF - 12.75%	Monthly	MSCS	10/28/24	11,213		(628)
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/24	39,746	GBP	4,762
Chemometec A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	3/03/25	349,269	DKK	(889)
Chesnara PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/26/24	122,646	GBP	15,649
Cibus Nordic Real Estate AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/25	1,094,553	SEK	6,121
Cint Group AB	1-Week STIBOR - 0.45%	Monthly	SEBA	7/17/24	1,774,058	SEK	(53,217)
CIR SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	34,499	EUR	(13,044)
Clicks Group Ltd.	1-Day SABOR - 1.25%	Monthly	MSCS	7/22/24	3,930,666	ZAR	(25,038)
CMC Markets PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/24	123,799	GBP	(103,027)
CNH Industrial	Euro STR - 0.30%	Monthly	JPHQ	3/24/25	197,138	EUR	7,231
Coats Group PLC	SONIA - 0.30%	Monthly	MSCS	6/03/24	298,613	GBP	7,368
Cognor Holding SA	1-Day FEDEF - 0.75%	Monthly	MSCS	7/17/24	57,628		(14,589)
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/24	2,558,374	DKK	(60,373)
Comet	1-Day SARON - 0.35%	Monthly	JPHQ	9/30/24	304,589	CHF	(184,159)
Corporacion Acciona Energias Renovables	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/24	123,041	EUR	29,070
COSMO Pharmaceuticals NV	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	100,450	CHF	(59,533)
Credem	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	63,976	EUR	(15,430)
Crest Nicholson Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/24	316,355	GBP	(65,825)
Croda International PLC	1-Day SONIA - 0.44%	Monthly	MSCS	11/27/24	190,063	GBP	(11,684)
CTP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	229,582	EUR	(76,833)
Curro Holdings	1-Day SABOR - 1.50%	Monthly	MSCS	1/08/25	1,430,282	ZAR	(27,288)
Cy4gate SpA	Euro STR - 0.85%	Monthly	JPHQ	2/10/25	31,148	EUR	2,974
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/24	619,453		76,401
Daetwyler	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	380,152	CHF	4,696
Daikin Industries Ltd.	1-Day MUTSCALM - 0.40%	Monthly	MSCS	9/30/24	58,480,000	JPY	5,836
Daimler Truck Holdings AG	Euro STR - 0.30%	Monthly	JPHQ	3/28/25	82,240	EUR	(12,975)
Danone SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	66,517	EUR	(2,668)
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	154,402	EUR	28,610
DEME Group NV	Euro STR - 0.30%	Monthly	JPHQ	3/18/25	166,086	EUR	(61,643)
Deutsche Wohnen SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	308,313	EUR	17,110
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	483,378	GBP	65,981
DiaSorin	Euro STR - 0.30%	Monthly	JPHQ	4/25/24	141,181	EUR	(8,125)
D’Ieteren SA	Euro STR - 0.30%	Monthly	JPHQ	7/14/24	100,497	EUR	(9,004)
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/24	431,534		(156,836)
Dios Fastigheter AB	1-Week STIBOR - 0.275%	Monthly	SEBA	10/31/24	2,502,353	SEK	7,635
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/26/24	6,259,245	ZAR	(57,196)
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	8,811,440	ZAR	(2,821)
Distribuidora Internacional De Alimentacion	1-Day EONIA - 1.375%	Monthly	MSCS	10/02/24	36,681	EUR	(494)
DNB Bank ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	7/17/24	2,081,501	NOK	(446)
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/24	325,954	CHF	(11,811)
doValue SpA	Euro STR - 0.30%	Monthly	JPHQ	8/14/24	278,223	EUR	132,476
Dr. Martens PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/24/24	383,908	GBP	97,794
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/24	2,782,927	DKK	14,036
DT Capital Ltd.	1-Month HIBOR - 0.30%	Monthly	JPHQ	1/30/25	118,646	EUR	58,397
Eckert & Ziegler AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	208,789	EUR	(49,556)
Ecopro BM	1-Day FEDEF - 10.875%	Monthly	MSCS	5/13/24	248,752		(13,425)
Ecopro BM	1-Day FEDEF - 7.75%	Monthly	MSCS	5/13/24	204,936		5,547
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	153,735	EUR	(41,478)
El.En. SpA	Euro STR - 0.30%	Monthly	JPHQ	7/22/24	254,345	EUR	43,100
Electrolux AB	1-Week STIBOR - 1.00%	Monthly	SEBA	10/03/24	3,374,252	SEK	46,409
Elia Group	Euro STR - 0.30%	Monthly	JPHQ	5/16/24	329,699	EUR	(8,703)
Elior Group SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/15/24	269,033	EUR	(38,128)
Elisa Oyj	Euro STR - 0.28%	Monthly	SEBA	11/15/24	89,493	EUR	2,671
Ems-Chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	261,492	CHF	11,329
ENAV SpA	Euro STR - 0.30%	Monthly	JPHQ	9/23/24	94,869	EUR	17,103

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Ence Energia Y Celulosa SA	1-Day EONIA - 0.35%	Monthly	MSCO	2/10/25	268,214	EUR	$(1,254)
Enel SpA	1-Day EONIA - 0.50%	Monthly	MSCS	12/23/24	363,677	EUR	3,205
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/24	127,565	EUR	20,778
Energean PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	213,156	GBP	6,808
Engcon AB	1-Week STIBOR - 3.50%	Monthly	SEBA	10/04/24	755,435	SEK	326
Eni SpA	Euro STR - 0.30%	Monthly	JPHQ	1/13/25	141,368	EUR	6,906
Entain PLC	1-Day SONIA - 0.30%	Monthly	MSCO	2/17/25	348,601	GBP	2,562
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/24	2,705,459	SEK	14,270
EQT AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	4,901,906	SEK	(191,954)
Equites Property Fund Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	4,954,050	ZAR	(15,498)
Eramet SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/24	162,969	EUR	11,047
Eregli Demir ve Celik Fabrikalari TAS .	1-Day FEDEF - 5.00%	Monthly	MSCS	7/14/24	100,949		4,075
ERG SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	302,360	EUR	(8,968)
Erste Group Bank AG	Euro STR - 0.30%	Monthly	JPHQ	10/14/24	18,785	EUR	1,620
Esker SA	1-Day EONIA - 0.30%	Monthly	MSCS	5/20/24	157,752	EUR	(24,842)
Essity AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	3,540,230	SEK	(2,354)
Eurazeo SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	318,000	EUR	(82,501)
EuroAPI	1-Day EONIA - 0.30%	Monthly	MSCS	12/23/24	333,493	EUR	173,808
EuroGroup Laminations SpA	Euro STR - 0.30%	Monthly	JPHQ	8/12/24	316,939	EUR	88,890
Euronext	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	364,924	EUR	(104,583)
Exail Technologies	1-Day EONIA - 6.875%	Monthly	MSCS	9/23/24	31,433	EUR	(8,219)
Experian PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	146,287	GBP	(37,426)
FD Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/24	147,484	GBP	12
Ferrari SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	56,382	EUR	(20,313)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	527,182	EUR	(158,832)
Fevertree Drinks PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/25/24	303,048	GBP	(10,703)
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	508,352	EUR	(4,228)
Fiskars Group OYJ	Euro STR - 0.45%	Monthly	SEBA	8/23/24	23,354	EUR	936
Flex LNG Ltd.	1-Week NIBOR - 3.50%	Monthly	SEBA	4/04/24	3,125,451	NOK	51,504
Flow Traders	Euro STR - 0.30%	Monthly	JPHQ	8/26/24	298,665	EUR	20,016
Flughafen Zurich AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	89,292	CHF	(3,803)
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/24	470,866	EUR	(176,645)
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	204,500	GBP	(47,916)
Focusrite PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/03/24	48,326	GBP	5,070
Formycon AG	Euro STR - 23.00%	Monthly	JPHQ	3/31/25	42,165	EUR	12,367
Forterra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/08/24	317,207	GBP	(37,639)
Fortnox AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/24	2,499,973	SEK	(77,125)
Foschini Group Ltd. (The)	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/24	6,477,962	ZAR	(29,643)
Francaise Energie	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	100,834	EUR	9,885
Franchise Brands PLC	1-Day SONIA - 18.50%	Monthly	MSCS	9/27/24	8,698	GBP	(547)
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	282,051	EUR	(28,914)
Fresnillo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	312,647	GBP	99,680
Friedrich Vorwerk Group SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	145,877	EUR	(66,056)
F-Secure OYJ	Euro STR - 0.275%	Monthly	SEBA	9/09/24	34,255	EUR	3,076
GB Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/23/24	163,661	GBP	(41,406)
Geberit AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	380,603	CHF	(52,263)
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	235,487	GBP	(99,846)
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	298,399	EUR	(7,139)
Givaudan SA	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	307,987	CHF	(74,946)
Gjensidige Forsikring ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	4,533,899	NOK	6,349
Golden Ocean Group Ltd.	1-Week NIBOR - 0.28%	Monthly	SEBA	1/10/25	4,280,382	NOK	(245,172)
Grainger PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	78,216	GBP	(1,608)
Grand City Properties	Euro STR - 0.30%	Monthly	JPHQ	1/30/25	307,031	EUR	(16,496)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	481,669	GBP	137,302
Greatland Gold PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	250,784	GBP	59,909
Grenergy Renovables SA	1-Day EONIA - 2.38%	Monthly	MSCS	12/02/24	250,045	EUR	26,943
Groupe ADP	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/24	321,077	EUR	(8,717)
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/24	453,617	EUR	8,179
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	147,677	EUR	(36,581)
GVS	Euro STR - 0.30%	Monthly	JPHQ	7/13/24	104,934	EUR	(13,683)
Gym Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	87,566	GBP	(15,469)
H+H International A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	10/17/24	501,034	DKK	7,896
Haleon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/25	391,867	GBP	(4,748)
Halma PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/28/24	128,485	GBP	(12,245)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Hamborner REIT AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/24	63,239	EUR	$5,349
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/24	330,676	SEK	7,451
Heineken Holding NV	Euro STR - 0.30%	Monthly	JPHQ	11/01/24	121,277	EUR	4,799
Heineken Holding NV	Euro STR - 0.35%	Monthly	JPHQ	11/27/24	389,863	EUR	4,024
Hektas	1-Day FEDEF - 15.00%	Monthly	MSCS	7/17/24	5,591		(58,235)
Helios Towers PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	289,370	GBP	70,747
HELLA GmbH & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	304,635	EUR	(38,878)
Henry Boot PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	24,507	GBP	8,331
Hexagon AB	1-Week STIBOR - 0.275%	Monthly	SEBA	4/01/24	1,700,359	SEK	(39,474)
Hexagon Purus ASA	1-Week NIBOR - 3.00%	Monthly	SEBA	8/28/24	413,889	NOK	2,401
Hexatronic Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/25	1,084,992	SEK	(31,979)
HIAG Immobilien Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	48,962	CHF	5,688
HMS Networks AB	1-Week STIBOR - 0.275%	Monthly	SEBA	9/13/24	1,437,299	SEK	(24,981)
Hufvudstaden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/12/24	5,187,371	SEK	8,424
Hunting PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/25	28,119	GBP	(3,578)
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/24	402,368	EUR	(176,675)
Iberdrola ORD	1-Day EONIA - 0.50%	Monthly	MSCO	12/02/24	376,462	EUR	9,243
Ibstock PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/07/24	209,839	GBP	(43,685)
ID Logistics Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/22/24	240,460	EUR	(59,174)
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	225,990	EUR	(18,655)
Immobel	Euro STR - 3.25%	Monthly	JPHQ	10/17/24	20,450	EUR	2,225
Immofinanz AG	Euro STR - 6.80%	Monthly	JPHQ	11/08/24	334,781	EUR	(1,373)
Impact Healthcare Reit ORD	1-Day SONIA - 1.10%	Monthly	MSCO	2/17/25	20,773	GBP	(167)
Implenia AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	258,821	CHF	(26,010)
Industrie De Nora	Euro STR - 0.30%	Monthly	JPHQ	3/07/25	157,858	EUR	(3,880)
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	381,304	EUR	25,090
Inmobiliaria Colonial SOCIMI SA	1-Day EONIA - 0.35%	Monthly	MSCS	4/22/24	138,839	EUR	6,218
InPost SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	202,860	EUR	(155,668)
IntegraFin Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	158,109	GBP	13,730
International Petroleum Corp.	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/24	1,891,687	SEK	3,650
Interparfums SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	131,242	EUR	(5,523)
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/28/24	221,287	CHF	(10,612)
Intertek Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	99,693	GBP	(14,366)
Investis Holdings SA	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/24	21,045	CHF	1,059
Ion Beam Applications	Euro STR - 0.80%	Monthly	JPHQ	11/08/24	33,266	EUR	4,170
Italgas	Euro STR - 0.30%	Monthly	JPHQ	9/06/24	347,641	EUR	2,656
Italmobiliare	Euro STR - 0.30%	Monthly	JPHQ	9/27/24	72,495	EUR	(16,587)
ITV PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	250,723	GBP	20,549
IVS Group	Euro STR - 0.50%	Monthly	JPHQ	1/02/25	57,042	EUR	(5,576)
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	27,334	GBP	919
JDE Peet’s NV	Euro STR - 0.30%	Monthly	JPHQ	6/06/24	365,736	EUR	67,007
JM AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	3,633,642	SEK	(18,539)
JTC PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	280,126	GBP	(23,257)
Judges Scientific PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/24	69,336	GBP	(10,972)
Juventus FC	Euro STR - 17.30%	Monthly	JPHQ	9/02/24	117,613	EUR	21,143
Kainos Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	288,642	GBP	(17,064)
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	1,501,711	SEK	(32,410)
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	312,772	EUR	(35,045)
Kempower OYJ	Euro STR - 3.75%	Monthly	SEBA	7/17/24	86,342	EUR	17,963
Kering SA	1-Month EURIBOR - 0.40%	Monthly	MSCS	11/27/24	219,604	EUR	22,126
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	292,826	EUR	25,815
Kesko Corp.	Euro STR - 0.275%	Monthly	SEBA	10/17/24	308,488	EUR	(30,187)
Keywords Studios PLC	1-Day SONIA - 0.30%	Monthly	MSCO	12/16/24	128,832	GBP	11,001
K-Fast Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/24	555,457	SEK	5,035
KGHM Polska Miedz SA	1-Day FEDEF - 0.50%	Monthly	MSCS	8/19/24	443,808		5,943
Koenig & Bauer AG	Euro STR - 0.80%	Monthly	JPHQ	1/22/25	47,408	EUR	3,717
Komax	1-Day SARON - 0.35%	Monthly	JPHQ	7/25/24	360,313	CHF	102,851
Lanxess AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	271,436	EUR	6,941
Lastminute.com N.V.	1-Day SARON - 0.35%	Monthly	JPHQ	11/11/24	28,483	CHF	4,507
Lectra SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/24	85,916	EUR	(7,682)
LEG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	405,398	EUR	(68,585)
Legal & General Group	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/24	249,830	GBP	(21,143)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/24	129,290	EUR	$19,395
LG Energy Solutions	1-Day FEDEF - 1.875%	Monthly	MSCS	10/07/24	343,740		(4,864)
Life Healthcare Group Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	1/29/25	4,329,294	ZAR	20,686
Linea Directa Aseguradora SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	346,320	EUR	13,805
Lok’n Store Group PLC	1-Day SONIA - 5.38%	Monthly	MSCO	2/20/25	1,594	GBP	(7)
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	469,411	GBP	(54,977)
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	383,283	EUR	(158,745)
Luzerner Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/03/24	41,553	CHF	553
LVMH Moet Hennessy Louis Vuitton SE .	1-Day EONIA - 0.30%	Monthly	MSCS	7/03/24	197,462	EUR	(52,351)
M&G PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/24/25	242,380	GBP	(51,013)
Marlowe PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/02/24	245,518	GBP	(44,351)
Marr	Euro STR - 0.30%	Monthly	JPHQ	12/11/24	249,423	EUR	283
Mas Real Estate	1-Day SABOR - 0.50%	Monthly	MSCO	12/13/24	3,874,204	ZAR	5,304
Mayr-Melnhof Karton AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	213,327	EUR	14,173
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/24	362,586		(406,502)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	130,818	CHF	(25,508)
Medartis AG	1-Day SARON - 0.85%	Monthly	JPHQ	7/17/24	63,816	CHF	5,795
Mercedes-Benz Group AG	Euro STR - 0.30%	Monthly	JPHQ	1/13/25	198,587	EUR	(39,420)
Metsa Board OYJ	Euro STR - 0.32%	Monthly	SEBA	6/13/24	104,766	EUR	6,961
Metso Outotec OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/24	64,711	EUR	(6,003)
Meyer Burger AG	1-Day SARON - 0.95%	Monthly	JPHQ	7/14/24	66,499	CHF	51,910
Michelin	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/24	27,020	EUR	(5,060)
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/24	293,909		(369,258)
Mips AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/20/24	6,679,426	SEK	138,931
MJ Gleeson PLC	1-Day FEDEF - 0.30%	Monthly	MSCS	11/04/24	55,069	GBP	(8,894)
Molten Ventures PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/24	129,105	GBP	(20,253)
Morgan Advanced Materials	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/24	332,811	GBP	(14,997)
Motus Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	11/04/24	3,652,075	ZAR	13,945
National Grid PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	194,516	GBP	1,868
National Grid PLC	1-Day SONIA - 0.35%	Monthly	MSCS	12/23/24	340,033	GBP	(11,498)
NCAB Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/24/25	1,460,066	SEK	(6,125)
NCC Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/15/24	212,078	GBP	(61,696)
Neoen	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	309,926	EUR	70,602
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/24	328,870	EUR	72,925
Nestle SA	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/24	194,340	CHF	26,939
Netcompany	1-Week CIBOR - 0.28%	Monthly	SEBA	9/14/24	476,373	DKK	(16,985)
New Wave Group AB	1-Week STIBOR - 0.52%	Monthly	SEBA	8/07/24	3,727,661	SEK	(198,198)
Newron Pharma	1-Day SARON - 9.40%	Monthly	JPHQ	10/07/24	37,748	CHF	(21,704)
Nexi SpA	Euro STR - 0.30%	Monthly	JPHQ	10/14/24	448,491	EUR	11,128
Nexity	1-Day EONIA - 0.30%	Monthly	MSCS	10/24/24	144,721	EUR	45,137
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/12/24	4,508,226	SEK	53,919
Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/24	743,213	SEK	15,402
Noble Corp. PLC	1-Week CIBOR - 0.34%	Monthly	SEBA	8/05/24	1,042,775	DKK	24,252
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/24	419,231	EUR	(12,934)
Nolato AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/26/24	1,579,783	SEK	7,001
Nordex SE	Euro STR - 0.95%	Monthly	JPHQ	8/21/24	255,850	EUR	146
Nordic Semiconductor ASA	1-Week STIBOR - 0.275%	Monthly	SEBA	4/04/24	3,080,620	NOK	40,173
Nordnet AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	2,245,352	SEK	(9,802)
NX Filtration NV	Euro STR - 2.65%	Monthly	JPHQ	8/07/24	54,283	EUR	30,275
Nyfosa AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/12/25	293,044	SEK	(1,352)
OC Oerlikon	1-Day SARON - 0.35%	Monthly	JPHQ	10/07/24	360,039	CHF	(59,390)
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	323,585	GBP	57,959
OCI N.V.	Euro STR - 0.30%	Monthly	JPHQ	9/09/24	290,528	EUR	28,453
Oesterreichische Post AG	Euro STR - 3.80%	Monthly	JPHQ	8/23/24	244,520	EUR	17,124
Orange Belgium	Euro STR - 0.30%	Monthly	JPHQ	1/27/25	15,705	EUR	128
Orion Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/24	155,594	EUR	7,862
OVH Groupe SA	1-Day EONIA - 3.57%	Monthly	MSCO	1/13/25	80,172	EUR	(3,431)
OX2 AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/24	1,792,447	SEK	(8,018)
Oxford BioMedica PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/24	48,875	GBP	(337)
Oxford Nanopore Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/13/24	276,201	GBP	118,948
Partners Group Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/24	79,706	CHF	(27,495)
Patrizia AG	Euro STR	Monthly	JPHQ	7/17/24	5,848	EUR	34

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Peab AB	1-Week STIBOR - 0.28%	Monthly	SEBA	2/24/25	4,136,095	SEK	$(101,528)
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	250,347	GBP	28,473
Pepco	1-Day FEDEF - 5.25%	Monthly	MSCS	4/12/24	97,898		40,445
Pepkor	1-Day SABOR - 0.50%	Monthly	MSCS	10/10/24	9,403,790	ZAR	(67,348)
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/24	443,561	EUR	54,436
Petrofac Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	9/02/24	65,270	GBP	47,209
Pfeiffer Vacuum	Euro STR - 0.30%	Monthly	JPHQ	3/07/25	307,843	EUR	(15,618)
Pharma Mar SA	1-Day EONIA - 0.35%	Monthly	MSCO	1/22/25	62,331	EUR	13,548
Pharmanutra SpA	Euro STR - 0.30%	Monthly	JPHQ	1/10/25	74,504	EUR	(8,086)
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	494,821	GBP	43,615
Pick n Pay Group (The)	1-Day SABOR - 0.50%	Monthly	MSCS	12/23/24	718,637	ZAR	3,883
Pierer Mobility AG	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/24	102,524	CHF	29,343
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/24	417,642	EUR	30,442
Polypeptide	1-Day SARON - 0.35%	Monthly	JPHQ	9/18/24	282,112	CHF	51,247
PRS REIT PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	222,775	GBP	27,072
Prudential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/14/24	270,328	GBP	68,074
PSG Konsult Ltd.	1-Day SABOR - 0.875%	Monthly	MSCS	5/20/24	2,330,617	ZAR	(27,690)
PZ Cussons PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	49,383	GBP	19,564
Qintetiq Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/03/25	56,136	GBP	(13)
Qt Group OYJ	Euro STR - 4.16%	Monthly	SEBA	7/17/24	329,014	EUR	(83,094)
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	118,826	GBP	27,124
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	3,153,749	SEK	(11,165)
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	410,474	GBP	74,937
Redeia Corporacion SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/24	152,285	EUR	3,003
Reinet Investments S.C.A	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/24	4,060,152	ZAR	(33,703)
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/24	609,898	EUR	159,491
Renishaw PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/13/25	385,292	GBP	(84,860)
Rentokil Initial PLC	1-Day FEDEF - 0.65%	Monthly	MSCS	11/27/24	352,006	GBP	92,127
Rentokil Initial PLC	1-Day SONIA - 0.30%	Monthly	MSCO	1/08/25	26,316	GBP	(2,113)
Reply SpA	Euro STR - 0.30%	Monthly	JPHQ	7/18/24	365,237	EUR	(129,459)
Restore PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/18/24	390	GBP	(15)
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/24	2,670,786	DKK	(80,512)
Robertet	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	56,442	EUR	3,355
Royal Unibrew	1-Week CIBOR - 0.28%	Monthly	SEBA	11/27/24	2,773,214	DKK	59,875
RS Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/20/24	312,293	GBP	(10,087)
RTL Group	Euro STR - 0.30%	Monthly	JPHQ	1/30/25	552,709	EUR	62,057
Sabre Insurance Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	84,115	GBP	(42,338)
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	518,460	EUR	(92,631)
Saes Getters	Euro STR - 1.95%	Monthly	JPHQ	10/11/24	252,336	EUR	160
Safestore Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/24	230,938	GBP	(15,744)
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	187,382	GBP	21,253
Sagax AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/24	3,044,096	SEK	8,649
Saipem SpA	1-Month EURIBOR - 6.65%	Monthly	JPHQ	2/26/25	321,413	EUR	(57,507)
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/24	1,737,539	NOK	27,537
Salvatore Ferragamo SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	474,032	EUR	49,898
Sampo PLC	Euro STR - 0.275%	Monthly	SEBA	7/17/24	236,126	EUR	3,404
Sandvik AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/24	1,338,900	SEK	(8,917)
Sanoma Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/24	76,837	EUR	4,364
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/24	99,736		(86,984)
Sartorius Stedim Biotech	1-Day EONIA - 0.30%	Monthly	MSCS	6/21/24	357,180	EUR	(27,510)
Savills PLC	1-Day SONIA - 0.30%	Monthly	MSCO	2/26/25	72,410	GBP	1,017
SBM Offshore NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	519,984	EUR	7,433
Schibsted ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	2,989,636	NOK	(36,569)
Schoeller-Bleckmann Oilfield Equipment	Euro STR - 0.30%	Monthly	JPHQ	7/13/24	193,716	EUR	44,417
Schroders PLC	1-Day SONIA - 0.30%	Monthly	MSCO	2/20/25	162,748	GBP	5,114
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/24	1,299,503	SEK	689
secunet Security Networks AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	105,797	EUR	(10,745)
Sedana Medical AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/24	632,472	SEK	14,520
Seeing Machines Ltd.	1-Day SONIA - 5.75%	Monthly	MSCS	8/05/24	50,757	GBP	7,559
Segro PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	394,865	GBP	(47,055)
Sensirion AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/24	401,828	CHF	86,504

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	317,156	GBP	$12,320
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCO	1/08/25	14,199	GBP	503
Shaftesbury Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/24	260,651	GBP	(15,955)
Shop Apotheke Europe NV	Euro STR - 0.85%	Monthly	JPHQ	7/17/24	98,597	EUR	(19,066)
Shoprite Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	5,202,490	ZAR	12,584
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	60,096	EUR	(11,573)
SIG Group AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	296,623	CHF	72,556
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/24	272,252	CHF	(22,830)
Siltronic AG	Euro STR - 1.05%	Monthly	JPHQ	5/13/24	300,310	EUR	(32,538)
Sixt SE	Euro STR - 0.30%	Monthly	JPHQ	4/17/24	582,849	EUR	84,386
Skanska AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/07/24	3,545,737	SEK	(51,816)
SkiStar AB	1-Week STIBOR - 0.73%	Monthly	SEBA	7/15/24	2,872,635	SEK	(36,816)
Snam SpA	Euro STR	Monthly	JPHQ	7/17/24	237,626	EUR	8,139
SoftwareONE	Euro STR - 0.35%	Monthly	JPHQ	7/15/24	54,097	CHF	(1,532)
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	130,183	EUR	33,602
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/24	99,976	GBP	69,359
Soltec Power Holdings SA	1-Day EONIA - 0.73%	Monthly	MSCS	7/17/24	106,846	EUR	3,437
South32 Ltd.	1-Day SABOR - 2.125%	Monthly	MSCS	10/10/24	3,812,868	ZAR	18,072
Spar Group Ltd. (The)	1-Day SABOR - 0.50%	Monthly	MSCS	7/22/24	758,316	ZAR	4,590
SpareBank 1 Nord-Norge	1-Week NIBOR - 1.50%	Monthly	SEBA	9/20/24	466,147	NOK	(3,849)
SpareBank 1 Nord-Norge	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/24	4,295,708	NOK	(42,354)
Sparebank 1 Oestlandet	1-Week NIBOR - 0.28%	Monthly	SEBA	12/23/24	870,152	NOK	2,967
SpareBank 1 SR Bank ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/22/24	1,933,758	NOK	537
Spirax-Sarco Engineering PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	539,821	GBP	(27,106)
Steico SE	Euro STR - 0.95%	Monthly	JPHQ	2/10/25	93,824	EUR	36,655
Stora Enso OYJ	Euro STR - 0.28%	Monthly	SEBA	8/05/24	76,618	EUR	(571)
Storskogen Group AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/24	1,181,776	SEK	39,420
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/24	3,183,922	EUR	35,935
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	3/25/25	2,024,596	EUR	(74,371)
STRATEC SE	Euro STR - 0.35%	Monthly	JPHQ	4/19/24	168,362	EUR	31,155
Straumann Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/18/24	253,910	CHF	(26,717)
Straumann Group	1-Day SARON - 0.35%	Monthly	JPHQ	1/09/25	57,131	CHF	(5,169)
Strix Group PLC	1-Day SONIA - 2.00%	Monthly	MSCS	7/17/24	27,095	GBP	4,075
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/16/24	118,904	GBP	11,336
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	5,022,813	SEK	(18,034)
Swedencare AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/13/24	284,794	SEK	(9,928)
Swisscom AG	1-Day SARON - 0.35%	Monthly	JPHQ	2/03/25	86,941	CHF	1,765
Sword Group SE	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/24	32,441	EUR	3,776
Symrise AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/24	350,041	EUR	8,214
Talenom OYJ	Euro STR - 2.50%	Monthly	SEBA	7/17/24	15,270	EUR	5,566
Talgo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	212,888	EUR	(69,019)
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	281,299	EUR	(16,595)
Technoprobe	Euro STR - 0.30%	Monthly	JPHQ	10/16/24	452,878	EUR	(123,657)
Telecom Italia	Euro STR - 0.75%	Monthly	JPHQ	7/14/24	360,481	EUR	(9,477)
Thermador Groupe SA	1-Day EONIA - 2.25%	Monthly	MSCS	8/16/24	34,781	EUR	(124)
Thule Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	282,732	SEK	609
Tietoevry Corp.	Euro STR - 0.275%	Monthly	SEBA	11/29/24	167,626	EUR	(3,101)
Tikehau Capital SCA	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/24	87,842	EUR	(1,254)
Tinexta SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	354,154	EUR	17,048
Tomra Systems ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	1/08/25	2,849,651	NOK	(69,917)
Topdanmark A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/26/24	2,644,220	DKK	11,981
Trainline PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/24	271,353	GBP	(50,175)
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	731,135	ZAR	(8,011)
Treatt PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	32,385	GBP	12,118
Tritax EuroBox PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	148,132	GBP	(4,256)
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/24	3,816,046	DKK	(9,095)
Ubisoft Entertainment SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	255,012	EUR	49,744
Umicore NV	Euro STR - 0.30%	Monthly	JPHQ	8/05/24	154,079	EUR	12,063
Unicaja Banco SA	1-Day EONIA - 0.35%	Monthly	MSCS	6/17/24	331,424	EUR	(1,149)
Unilever	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/24	200,078	GBP	(435)
UnipolSai	Euro STR - 0.30%	Monthly	JPHQ	11/27/24	272,771	EUR	(39,174)
UNIQA Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	3/18/25	42,294	EUR	(3,353)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Unite Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/24	270,011	GBP	$(15,298)
Urban Logistics REIT PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	326,883	GBP	34,357
Valmet OYJ	Euro STR - 0.28%	Monthly	SEBA	11/22/24	62,976	EUR	3,957
Valneva SE	1-Day EONIA - 4.50%	Monthly	MSCS	5/16/24	91,066	EUR	42,510
VAT Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/24	286,990	CHF	(90,911)
VERBIO Vereinigte BioEnergie AG	Euro STR - 1.00%	Monthly	JPHQ	7/01/24	235,196	EUR	103,700
Vestas Wind Systems A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/12/24	2,272,966	DKK	(18,610)
Vestel	1-Day FEDEF - 7.63%	Monthly	MSCS	9/09/24	88,881		(39,699)
Victrex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	322,534	GBP	68,513
Vidrala SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/24	67,882	EUR	(15,692)
Viscofan SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/24	314,755	EUR	32,396
Vistry Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/03/24	330,001	GBP	(128,471)
VNV Global AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/17/25	289,281	SEK	(6,503)
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	172,762	EUR	77,985
Waga Energy SA	1-Day EONIA - 0.75%	Monthly	MSCS	7/17/24	39,746	EUR	17,420
Wallenstam AB Series B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/24	1,749,195	SEK	(34,653)
Warteck	1-Day SARON - 6.50%	Monthly	JPHQ	2/03/25	16,543	CHF	(294)
Wendel Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/27/24	594,542	EUR	(13,795)
Whitbread PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/12/24	88,490	GBP	(1,308)
Wihlborgs Fastigheter AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/24	168,996	SEK	623
WithSecure Corp.	1-Week Euro STR - 0.275%	Monthly	SEBA	4/22/24	75,517	EUR	14,790
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/24	198,493	GBP	(21,985)
WPP PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/30/24	172,465	GBP	7,282
XP Power Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	20,707	GBP	4,946
YIT Corp.	Euro STR - 0.275%	Monthly	SEBA	11/08/24	62,179	EUR	7,530
Zealand Pharma A/S	1-Week CIBOR - 0.45%	Monthly	SEBA	7/17/25	558,229	DKK	(33,254)
Zur Rose Group AG	1-Day SARON - 2.10%	Monthly	JPHQ	7/17/24	203,805	CHF	(176,831)

							(3,961,081)

Total - Total Return Swap Contracts							$1,292,853

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bFair valued using significant unobservable inputs. See Note 6 regarding fair value investments.

cNotional value rounds to less than 1.

dThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio

ANZB	Australia and New Zealand Banking Group Limited	BRL	Brazilian Real	ADR	American Depositary Receipt

BANS	Bank of Nova Scotia	CAD	Canadian Dollar	ASX	Australian Securities Exchange

BNPP	BNP Paribas	CHF	Swiss Franc	BRLCDI	Brazil Cetip Di Interbank Deposit Rate

BNYM	The Bank of New York Mellon Corp.	COP	Colombian Peso	CAC	Cotation Assistee en Continu

BOFA	Bank of America, NA	CZK	Czech Koruna	CBOE	Chicago Board Options Exchange

BZWS	Barclays Bank PLC	DKK	Danish Krone	CIBOR	Copenhagen Interbank Offered Rate

CASI	Credit Agricole Securities Inc.	DOP	Dominican Peso	COLIBOR	Colombia Overnight Interbank Rate

CITI	Citigroup, NA	EUR	Euro	DAX	Deutscher Aktienindex

DBAB	Deutsche Bank, AG	GBP	British Pound	DJIA	Dow Jones Industrial Average

GSCO	Goldman Sachs International	HKD	Hong Kong Dollar	EONIA	Euro OverNight Index Average

HSBC	HSBC Bank PLC	IDR	Indonesian Rupiah	ETF	Exchange Traded Fund

JPHQ	JP Morgan Chase Bank, NA	JPY	Japanese Yen	EURIBOR	Euro Interbank Offered Rate

MSCO	Morgan Stanley & Co. LLC	MXN	Mexican Peso	FEDEF	Federal Funds Effective Rate

MSCS	Morgan Stanley Capital Services LLC	NOK	Norwegian Krone	FHLMC	Federal Home Loan Mortgage Corp.

NWMK	NatWest Markets	PEN	Peruvian Nuevo Sol	FNMA	Federal National Mortgage Association

SEBA	Skandinaviska Enskilda Banken AB	PLN	Polish Zloty	FRN	Floating Rate Note

SSBT	State Street Bank and Trust Company	PYG	Paraguay Guarani	FTSE	Financial Times Stock Exchange

STBK	Santander Bank, NA	RON	Romanian Leu	HIBOR	Hong Kong Interbank Offered Rate

TDBK	Toronto-Dominion Bank	SEK	Swedish Krona	IBEX	Iberian Index

UBSW	UBS AG	TRY	Turkish Lira	JIBAR	Johannesburg Interbank Agreed Rate

WFSI	Wells Fargo Securities International Limited	USD	United States Dollar	JSE	Johannesburg Stock Exchange Index

		UYU	Uruguayan Peso	KOSPI	Korean Composite Stock Price Index

		ZAR	South African Rand	LIBOR	London InterBank Offered Rate

				MIB	Milano Italia Borsa

Index				MUTSCALM	Japan Unsecured Overnight Call Rate

CDX.EM	CDX Emerging Markets Index			NIBOR	Norwegian Interbank Offered Rate

CDX.NA.HY	CDX North America High Yield Index			OAT	Obligation Assumable by the Treasurer

CDX.NA.IG		CDX North America Investment Grade Index		PIK	Payment In-Kind

ITRX.Asia.Ex-Japan.IG		iTraxx Asia Ex-Japan Investment Grade Index		RC	Revolving Loan Commitment

ITRX.EUR	iTraxx Europe Index			REIT	Real Estate Investment Trust

ITRX.EUR.XOVER	iTraxx Europe Crossover Index			SABOR	South African Benchmark Overnight Rate

				SARON	Swiss Average Rate Overnight

				SOFR	Secured Overnight Financing Rate

				SONIA	Sterling Overnight Index Average

				SPDR	Standard & Poor’s Depositary Receipt

				SPI	Swiss Performance Index

				STIBOR	Stockholm Interbank Offered Rate

				STR	Short Term Rate

				TOPIX	Tokyo Price Index

				TSX	Toronto Stock Exchange

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, K2 Alternative Strategies Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.

2. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At February 29, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

63

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.

At February 29, 2024, unfunded commitments were as follows:

Borrower	Unfunded Commitment
ASP Unifrax Holdings Inc., First Lien Term Loan	$701,920
Bausch Health Cos. Inc., Term Loan B	209,071
CSC Holdings LLC, Term Loan B	188,846
Hercules Achievement Inc., Initial Term Loan	35,760
H-Food Holdings LLC, Term Loan B-3	27,311
H-Food Holdings LLC, Initial Term Loan	135,464
H-Food Holdings LLC, Initial Term Loan	282,685
H-Food Holdings LLC, Initial Term Loan	630,445
ICP Group, Bank Debt Term Loan	228,573
K. Hovnanian Enterprises Inc., Term Loan RC	500,000
Oldcastle BuildingEnvelope Inc., Term Loan RC	274,845
Steinhoff International Holdings NV Term Loan	163,495
Upfield Group BV, Term Loan RC	596,120

$3,974,535

4. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended February 29, 2024, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales		Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 4.93%	$3,348,000	$19,106,000		$(21,404,000)	$-	$-	$1,050,000	1,050,000	$50,776

5. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 29, 2024, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments. At February 29, 2024, the Fund’s investments in the K2 Subsidiary were as follows:

Fund Name	Subsidiary Name[a]	Consolidated Net Assets	Subsidiary Net Assets	% of Consolidated Net Assets
K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$662,437,089	$57,243,705	8.6%

a The Fund’s investments in the K2 Subsidiary is limited to 25% of consolidated assets.

6. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 29, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

		Level 1		Level 2			Level 3			Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$	176,804,998		$11,192,096			$–	[c]		$187,997,094
Convertible Bonds		–		98,896,003			–			98,896,003
Convertible Bonds in Reorganization		–		40,220			12,422			52,642
Corporate Bonds and Notes		–		41,818,476			–			41,818,476
Corporate Bonds and Notes in Reorganization		–		394,736			3,490			398,226
Senior Floating Rate Interests		–		6,459,238			34,542			6,493,780
Foreign Government and Agency Securities		–		40,086,332			–			40,086,332
Foreign Government and Agency Securities in Reorganization		–		5,317,759			–			5,317,759
U.S. Government and Agency Securities		–		13,288,930			–			13,288,930
Options Purchased		591,344		199,581			–			790,925
Short Term Investments		195,916,546		2,994,292			–			198,910,838

Total Investments in Securities	$	373,312,888	$	220,687,663	[d]	$	50,454		$	594,051,005

Other Financial Instruments:
Futures Contracts	$	7,233,761	$	–		$	–		$	7,233,761
Forward Exchange Contracts		–		1,750,240			–			1,750,240
Swap Contracts		–		19,887,865			–			19,887,865
Unfunded Loan Commitments		–		17,773			–			17,773

Total Other Financial Instruments	$	7,233,761	$	21,655,878		$	–		$	28,889,639

Liabilities:
Other Financial Instruments:
Options Written	$	555,645	$	–	[c]	$	–		$	555,645
Securities Sold Short[a]		96,855,796		35,832,365			–			132,688,161
Futures Contracts		4,137,147		–			–			4,137,147
Forward Exchange Contracts		–		1,521,641			–			1,521,641
Swap Contracts		–		18,265,793			–	[c]		18,265,793
Unfunded Loan Commitments		–		77,576			–	[c]		77,576

Total Other Financial Instruments	$	101,548,588	$	55,697,375		$	–		$	157,245,963

[a]	For detailed categories, see the accompanying Consolidated Schedule of Investments.
[b]	Includes common stocks and preferred stocks as well as other equity interests.
[c]	Includes securities determined to have no value at February 29, 2024.
[d]

Includes foreign securities valued at $9,960,281, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.